UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-21732

Mercer Funds

(Exact Name of Registrant as Specified in Charter)

99 High Street

Boston, MA 02110

(Address of Principal Executive Offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

(617) 747-9500

Date of Fiscal Year End: March 31, 2013

Date of Reporting Period: September 30, 2012

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Mercer FundsTM

Semi-Annual Report

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Opportunistic Fixed Income Fund

Mercer Emerging Markets Equity Fund

Mercer US Short Maturity Fixed Income Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2012

MERCER FUNDS

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.1%

	Aerospace & Defense — 0.8%

20,371	Boeing Co. (The)	1,418,229
29,250	United Technologies Corp.	2,289,983

		3,708,212

	Agriculture — 3.5%

128,434	Monsanto Co.	11,690,062
51,022	Philip Morris International, Inc.	4,588,919

		16,278,981

	Apparel — 2.9%

98,840	Coach, Inc.	5,537,017
36,120	NIKE, Inc. Class B	3,428,149
10,300	Ralph Lauren Corp.	1,557,669
23,869	Under Armour, Inc. Class A* ‡	1,332,606
9,805	VF Corp.	1,562,525

		13,417,966

	Auto Parts & Equipment — 0.6%

39,770	BorgWarner, Inc.*	2,748,505

	Banks — 0.4%

60,850	Wells Fargo & Co.	2,101,150

	Beverages — 2.4%

16,743	Anheuser-Busch InBev NV, ADR	1,438,391
187,025	Coca-Cola Co. (The)	7,093,858
36,982	PepsiCo, Inc.	2,617,216

		11,149,465

	Biotechnology — 3.6%

33,000	Alexion Pharmaceuticals, Inc.*	3,775,200
28,030	Biogen Idec, Inc.*	4,182,917
29,900	Celgene Corp.*	2,284,360
40,806	Illumina, Inc.* ‡	1,966,849
16,000	Regeneron Pharmaceuticals, Inc.*	2,442,560
35,828	Vertex Pharmaceuticals, Inc.*	2,004,577

		16,656,463

	Chemicals — 1.6%

50,270	Ecolab, Inc.	3,257,999
24,700	Praxair, Inc.	2,565,836
9,832	Sherwin-Williams Co. (The)	1,464,083

		7,287,918

See accompanying Notes to the Financial Statements.	1

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — 3.0%

3,710	Mastercard, Inc. Class A	1,674,991
92,400	Visa, Inc. Class A	12,407,472

		14,082,463

	Computers — 12.8%

58,802	Apple, Inc.	39,236,223
39,600	Cognizant Technology Solutions Corp. Class A*	2,768,832
197,452	EMC Corp.*	5,384,516
37,738	International Business Machines Corp.	7,828,748
26,600	SanDisk Corp.*	1,155,238
38,391	Teradata Corp.*	2,895,065

		59,268,622

	Cosmetics & Personal Care — 0.6%

17,900	Estee Lauder Cos. (The), Inc. Class A	1,102,103
22,066	Procter & Gamble Co. (The)	1,530,498

		2,632,601

	Distribution & Wholesale — 0.6%

12,500	W.W. Grainger, Inc.	2,604,625

	Diversified Financial Services — 2.3%

22,200	American Express Co.	1,262,292
8,000	BlackRock, Inc.	1,426,400
17,400	Franklin Resources, Inc.	2,176,218
34,210	IntercontinentalExchange, Inc.*	4,563,956
17,060	T. Rowe Price Group, Inc.	1,079,898

		10,508,764

	Engineering & Construction — 0.4%

32,400	Fluor Corp.	1,823,472

	Food — 0.6%

66,405	Kraft Foods, Inc. Class A	2,745,847

	Health Care - Products — 2.6%

69,301	Covidien Plc	4,117,866
31,230	Edwards Lifesciences Corp.*	3,353,165
7,765	Intuitive Surgical, Inc.*	3,848,567
15,920	Varian Medical Systems, Inc.*	960,294

		12,279,892

	Health Care - Services — 0.6%

53,961	UnitedHealth Group, Inc.	2,989,979

	Insurance — 0.3%

39,800	American International Group, Inc.*	1,305,042

2	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Internet — 11.7%

67,192	Amazon.Com, Inc.*	17,088,269
37,500	eBay, Inc.*	1,815,375
19,800	F5 Networks, Inc.*	2,073,060
78,558	Facebook, Inc. Class A* ‡	1,700,781
25,158	Google, Inc. Class A*	18,981,711
27,192	LinkedIn Corp. Class A*	3,273,917
12,555	priceline.com, Inc.*	7,768,155
28,800	VeriSign, Inc.*	1,402,272

		54,103,540

	Lodging — 1.3%

95,700	Las Vegas Sands Corp.	4,437,609
30,545	Starwood Hotels & Resorts Worldwide, Inc.	1,770,388

		6,207,997

	Machinery - Construction & Mining — 0.7%

15,800	Caterpillar, Inc.	1,359,432
35,969	Joy Global, Inc.	2,016,422

		3,375,854

	Media — 0.8%

33,800	CBS Corp. Class B	1,227,954
29,800	Comcast Corp. Class A	1,065,946
25,034	Discovery Communications, Inc. Class A*	1,492,777

		3,786,677

	Metal Fabricate & Hardware — 1.4%

39,540	Precision Castparts Corp.	6,458,464

	Miscellaneous - Manufacturing — 3.1%

142,451	Danaher Corp.	7,856,173
134,780	General Electric Co.	3,060,854
28,530	Honeywell International, Inc.	1,704,667
26,100	Illinois Tool Works, Inc.	1,552,167

		14,173,861

	Oil & Gas — 2.7%

31,500	Cabot Oil & Gas Corp.	1,414,350
18,700	Concho Resources, Inc.*	1,771,825
10,030	Exxon Mobil Corp.	917,244
71,005	Range Resources Corp.	4,961,119
45,200	Southwestern Energy Co.*	1,572,056
56,660	Suncor Energy, Inc.	1,861,281

		12,497,875

See accompanying Notes to the Financial Statements.	3

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas Services — 4.7%

70,290	Cameron International Corp.*	3,941,160
89,600	FMC Technologies, Inc.*	4,148,480
53,350	National Oilwell Varco, Inc.	4,273,869
130,988	Schlumberger, Ltd.	9,474,362

		21,837,871

	Pharmaceuticals — 5.4%

74,104	Allergan, Inc.	6,786,444
85,271	Bristol-Myers Squibb Co.	2,877,896
88,045	Express Scripts Holding Co.*	5,517,780
39,630	Gilead Sciences, Inc.*	2,628,658
73,670	Mylan, Inc.*	1,797,548
9,780	Perrigo Co.	1,136,143
86,084	Pfizer, Inc.	2,139,188
9,300	Shire Plc, ADR	824,910
26,420	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,094,052

		24,802,619

	Pipelines — 0.4%

54,850	Kinder Morgan, Inc.	1,948,272

	REITS — 0.5%

29,500	American Tower Corp. REIT	2,106,005

	Retail — 7.8%

73,000	CarMax, Inc.*	2,065,900
35,860	Costco Wholesale Corp.	3,590,482
103,240	CVS Caremark Corp.	4,998,881
30,700	Dollar General Corp.*	1,582,278
39,550	Family Dollar Stores, Inc.	2,622,165
43,500	Gap, Inc. (The)	1,556,430
22,620	Kohl’s Corp.	1,158,596
47,240	Lowe’s Cos., Inc.	1,428,538
22,010	McDonald’s Corp.	2,019,417
26,700	Michael Kors Holdings, Ltd.*	1,419,906
33,772	O’Reilly Automotive, Inc.*	2,824,015
8,300	Ross Stores, Inc.	536,180
153,872	Starbucks Corp.	7,809,004
12,900	Ulta Salon Cosmetics & Fragrance, Inc.	1,242,335
20,100	Yum! Brands, Inc.	1,333,434

		36,187,561

	Semiconductors — 2.2%

36,800	Altera Corp.	1,250,648
103,283	ASML Holding NV, ADR	5,544,231
57,300	Broadcom Corp. Class A*	1,981,434
51,460	Texas Instruments, Inc.	1,417,723

		10,194,036

4	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Software — 6.9%

13,200	athenahealth, Inc.* ‡	1,211,364
88,932	Cerner Corp.*	6,884,226
34,852	Citrix Systems, Inc.*	2,668,617
17,780	Informatica Corp.*	618,922
47,810	Intuit, Inc.	2,815,053
217,565	Microsoft Corp.	6,479,086
47,139	Oracle Corp.	1,484,407
63,100	Salesforce.com, Inc.*	9,634,739

		31,796,414

	Telecommunications — 6.0%

53,069	Crown Castle International Corp.*	3,401,723
59,590	Juniper Networks, Inc.*	1,019,585
260,585	QUALCOMM, Inc.	16,283,956
26,700	SBA Communications Corp. Class A*	1,679,430
113,849	Verizon Communications, Inc.	5,188,099

		27,572,793

	Transportation — 2.9%

18,520	CH Robinson Worldwide, Inc.	1,084,346
33,740	Expeditors International of Washington, Inc.	1,226,786
13,943	FedEx Corp.	1,179,857
82,454	Union Pacific Corp.	9,787,290

		13,278,279

	TOTAL COMMON STOCKS (COST $353,041,902)	453,918,085

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.6%

	Bank Deposit — 1.5%

7,122,947	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/12	7,122,947

	Securities Lending Collateral — 1.1%

4,827,930	State Street Navigator Securities Lending Prime Portfolio***	4,827,930

	TOTAL SHORT-TERM INVESTMENTS (COST $11,950,877)	11,950,877

	TOTAL INVESTMENTS — 100.7% (Cost $364,992,779)	465,868,962

	Other Assets and Liabilities (net) — (0.7)%	(3,018,670)

	NET ASSETS — 100.0%	$462,850,292

See accompanying Notes to the Financial Statements.	5

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

‡	All or a portion of this security is out on loan.

***	Represents an investment of securities lending cash collateral.

6	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	98.1
Short-Term Investments	2.6
Other Assets and Liabilities (net)	(0.7)

100.0%

See accompanying Notes to the Financial Statements.	7

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.8%

	Advertising — 1.0%

90,163	Omnicom Group, Inc.	4,648,804

	Aerospace & Defense — 3.5%

100,032	BAE Systems Plc, Sponsored ADR‡	2,097,671
18,600	Boeing Co. (The)	1,294,932
43,025	L-3 Communications Holdings, Inc.	3,085,323
38,732	Lockheed Martin Corp.	3,616,794
54,724	Northrop Grumman Corp.	3,635,315
39,434	Raytheon Co.	2,254,048

		15,984,083

	Agriculture — 0.1%

4,538	Lorillard, Inc.	528,450

	Airlines — 0.4%

226,000	Delta Air Lines, Inc.*	2,070,160

	Apparel — 0.1%

12,600	Deckers Outdoor Corp.* ‡	461,664
4,500	Hanesbrands, Inc.*	143,460

		605,124

	Auto Manufacturers — 0.4%

87,060	General Motors Co.*	1,980,615

	Auto Parts & Equipment — 1.0%

20,390	Delphi Automotive Plc*	632,090
112,890	Johnson Controls, Inc.	3,093,186
29,210	Lear Corp.	1,103,846

		4,829,122

	Banks — 8.0%

525,900	Bank of America Corp.	4,643,697
56,515	Capital One Financial Corp.	3,221,920
36,080	Comerica, Inc.	1,120,284
219,095	Fifth Third Bancorp	3,398,163
38,175	PNC Financial Services Group, Inc.	2,408,843
101,550	SunTrust Banks, Inc.	2,870,819
148,725	US Bancorp	5,101,267
389,057	Wells Fargo & Co.	13,434,138
41,500	Zions BanCorp	857,183

		37,056,314

	Beverages — 1.1%

10,091	Anheuser-Busch InBev NV, Sponsored ADR	866,918
28,610	Coca-Cola Enterprises, Inc.	894,635
23,310	Constellation Brands, Inc. Class A*	754,078

8	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Beverages — continued

11,583	Dr Pepper Snapple Group, Inc.	515,791
27,210	PepsiCo, Inc.	1,925,652

		4,957,074

	Biotechnology — 0.4%

21,924	Amgen, Inc.	1,848,632

	Chemicals — 0.7%

7,300	Air Products & Chemicals, Inc.	603,710
14,320	Celanese Corp. Series A	542,871
10,170	Eastman Chemical Co.	579,792
22,900	LyondellBasell Industries NV Class A	1,183,014
9,470	Mosaic Co. (The)	545,567

		3,454,954

	Commercial Services — 1.4%

8,997	Iron Mountain, Inc.	306,887
38,400	McKesson Corp.	3,303,552
38,210	Moody’s Corp.	1,687,736
64,713	Western Union Co. (The)	1,179,071

		6,477,246

	Computers — 2.7%

2,515	Apple, Inc.	1,678,159
42,020	EMC Corp.*	1,145,885
38,849	Hewlett-Packard Co.	662,764
29,470	SanDisk Corp.*	1,279,882
187,573	Seagate Technology PLC	5,814,763
45,900	Western Digital Corp.	1,777,707

		12,359,160

	Diversified Financial Services — 7.0%

84,015	Ameriprise Financial, Inc.	4,762,810
2,401	BlackRock, Inc.	428,098
145,400	Charles Schwab Corp. (The)	1,859,666
154,493	Citigroup, Inc.	5,055,011
39,570	Discover Financial Services	1,572,116
6,160	Franklin Resources, Inc.	770,431
13,280	Goldman Sachs Group, Inc.	1,509,671
23,800	Invesco, Ltd.	594,762
319,852	JPMorgan Chase & Co.	12,947,609
18,880	Nasdaq OMX Group (The), Inc.	439,810
102,374	SLM Corp.	1,609,319
50,390	TD Ameritrade Holding Corp.	774,494

		32,323,797

	Electric — 0.9%

25,125	American Electric Power Co., Inc.	1,103,992

See accompanying Notes to the Financial Statements.	9

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Electric — continued
58,230	Edison International	2,660,529
27,950	NRG Energy, Inc.	597,851

		4,362,372

	Electrical Components & Equipment — 0.3%

15,470	Energizer Holdings, Inc.	1,154,217

	Electronics — 0.5%

42,892	TE Connectivity, Ltd.	1,458,757
10,630	Thermo Fisher Scientific, Inc.	625,363

		2,084,120

	Entertainment — 0.1%

34,710	International Game Technology	454,354

	Food — 2.6%

94,255	ConAgra Foods, Inc.	2,600,495
51,050	Dean Foods Co.*	834,668
6,490	Kraft Foods Group, Inc.*	289,779
40,980	Kraft Foods, Inc. Class A	1,694,523
220,093	Kroger Co. (The)	5,180,989
92,500	Safeway, Inc.‡	1,488,325

		12,088,779

	Forest Products & Paper — 0.4%

33,370	International Paper Co.	1,211,998
20,810	MeadWestvaco Corp.	636,786

		1,848,784

	Health Care - Products — 3.1%

35,590	Baxter International, Inc.	2,144,654
35,165	CareFusion Corp.*	998,334
26,615	Covidien Plc	1,581,463
119,019	Johnson & Johnson	8,201,599
24,475	St. Jude Medical, Inc.	1,031,132
1,570	Zimmer Holdings, Inc.	106,163

		14,063,345

	Health Care - Services — 1.7%

43,314	Aetna, Inc.	1,715,234
24,785	Humana, Inc.	1,738,668
49,480	UnitedHealth Group, Inc.	2,741,687
27,190	WellPoint, Inc.	1,577,292

		7,772,881

	Home Builders — 0.3%

36,070	PulteGroup, Inc.*	559,085
23,780	Toll Brothers, Inc.*	790,209

		1,349,294

10	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Housewares — 0.3%

73,560	Newell Rubbermaid, Inc.	1,404,260

	Insurance — 8.9%

26,920	ACE, Ltd.	2,035,152
26,290	American International Group, Inc.*	862,049
33,300	Aon Plc	1,741,257
11,675	Axis Capital Holdings, Ltd.	407,691
89,928	Berkshire Hathaway, Inc. Class B*	7,931,650
59,366	Chubb Corp. (The)	4,528,439
49,360	Cigna Corp.	2,328,311
64,500	Hartford Financial Services Group (The), Inc.	1,253,880
169,265	Lincoln National Corp.	4,094,520
229,435	Metlife, Inc.	7,906,330
17,900	Prudential Financial, Inc.	975,729
11,228	Reinsurance Group of America, Inc.	649,764
60,813	Travelers Cos. (The), Inc.	4,151,095
36,031	Unum Group	692,516
29,320	Validus Holdings, Ltd.‡	994,241
25,959	XL Group Plc	623,795

		41,176,419

	Internet — 0.7%

40,353	eBay, Inc.*	1,953,489
832	Google, Inc. Class A*	627,744
40,640	Symantec Corp.*	731,520

		3,312,753

	Leisure Time — 0.4%

46,740	Carnival Corp.	1,703,206

	Lodging — 0.7%

6,735	Marriott International, Inc. Class A	263,339
20,990	Wyndham Worldwide Corp.	1,101,555
15,761	Wynn Resorts, Ltd.	1,819,450

		3,184,344

	Machinery - Diversified — 0.4%

10,300	Cummins, Inc.	949,763
32,265	Xylem, Inc.	811,465

		1,761,228

	Media — 8.2%

65,995	CBS Corp. Class B	2,397,598
141,066	Comcast Corp. Class A	5,045,931
72,509	DIRECTV, Class A*	3,803,822
44,945	Gannett Co., Inc.	797,774
13,480	Liberty Media Corp. - Capital Series A*	1,404,212
71,671	McGraw-Hill Cos. (The), Inc.	3,912,520

See accompanying Notes to the Financial Statements.	11

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Media — continued

107,860	News Corp. Class A	2,645,806
4,534	Reed Elsevier NV, Sponsored ADR	120,695
318,025	Sirius XM Radio, Inc.*	826,865
42,175	Time Warner Cable, Inc.	4,009,155
113,982	Time Warner, Inc.	5,166,804
100,007	Viacom, Inc. Class B	5,359,375
45,470	Walt Disney Co. (The)	2,377,172

		37,867,729

	Mining — 0.5%

39,800	Newmont Mining Corp.	2,229,198

	Miscellaneous - Manufacturing — 5.7%

18,675	Dover Corp.	1,110,976
77,680	Eaton Corp.‡	3,671,157
599,760	General Electric Co.	13,620,550
51,240	Honeywell International, Inc.	3,061,590
37,622	Ingersoll-Rand Plc	1,686,218
18,400	Parker Hannifin Corp.	1,537,872
24,598	Tyco International, Ltd.	1,383,883

		26,072,246

	Oil & Gas — 10.3%

11,530	Anadarko Petroleum Corp.	806,178
31,500	Apache Corp.	2,723,805
128,946	BP Plc, Sponsored ADR	5,462,153
21,300	Chevron Corp.	2,482,728
60,488	ConocoPhillips	3,458,704
3,275	ENI Spa, Sponsored ADR	143,576
35,169	EOG Resources, Inc.	3,940,686
20,335	EQT Corp.	1,199,765
61,395	Exxon Mobil Corp.	5,614,573
18,060	Hess Corp.	970,183
52,800	Marathon Oil Corp.	1,561,296
11,580	Marathon Petroleum Corp.	632,152
74,497	Occidental Petroleum Corp.	6,411,212
42,250	Phillips 66	1,959,132
64,411	Royal Dutch Shell PLC, ADR	4,470,767
9,845	SM Energy Co.	532,713
55,810	Transocean, Ltd.	2,505,311
64,030	Valero Energy Corp.	2,028,470
31,610	Weatherford International, Ltd.*	400,815

		47,304,219

	Oil & Gas Services — 1.2%

41,556	Cameron International Corp.*	2,330,045
64,265	Halliburton Co.	2,165,088
16,150	Schlumberger, Ltd.	1,168,129

		5,663,262

12	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 0.3%

16,730	Packaging Corp. of America	607,299
13,775	Rock-Tenn Co. Class A	994,280

		1,601,579

	Pharmaceuticals — 6.4%

22,270	AmerisourceBergen Corp.	862,072
63,861	AstraZeneca Plc, Sponsored ADR	3,056,387
11,640	Eli Lilly & Co.	551,852
154,900	Merck & Co., Inc.	6,985,990
23,770	Mylan, Inc.*	579,988
19,500	Novartis AG, ADR	1,194,570
29,010	Omnicare, Inc.	985,470
551,668	Pfizer, Inc.	13,708,950
35,100	Sanofi, ADR	1,511,406

		29,436,685

	REITS — 0.6%

52,900	Annaly Capital Management, Inc. REIT‡	890,836
401,400	Chimera Investment Corp. REIT‡	1,087,794
29,700	Hatteras Financial Corp. REIT	837,243

		2,815,873

	Retail — 6.3%

36,100	Abercrombie & Fitch Co. Class A	1,224,512
1,958	Advance Auto Parts, Inc.	134,006
33,160	American Eagle Outfitters, Inc.	699,013
4,635	AutoZone, Inc.*	1,713,420
90,668	Best Buy Co., Inc.	1,558,583
53,820	CVS Caremark Corp.	2,605,964
127,296	Gap, Inc. (The)	4,554,651
92,062	Kohl’s Corp.	4,715,416
13,115	Limited Brands, Inc.	646,045
114,039	Lowe’s Cos., Inc.	3,448,539
29,410	Macy’s, Inc.	1,106,404
8,740	PVH Corp.	819,113
36,885	Staples, Inc.‡	424,915
39,939	Target Corp.	2,534,928
39,300	Wal-Mart Stores, Inc.	2,900,340

		29,085,849

	Semiconductors — 1.5%

140,677	Intel Corp.	3,190,554
106,913	Marvell Technology Group, Ltd.	978,254
62,965	ON Semiconductor Corp.*	388,494
82,050	Texas Instruments, Inc.	2,260,478

		6,817,780

See accompanying Notes to the Financial Statements.	13

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Software — 2.5%

42,576	CA, Inc.	1,096,971
61,350	Electronic Arts, Inc.*	778,532
50,500	Fidelity National Information Services, Inc.	1,576,610
159,625	Microsoft Corp.	4,753,632
108,552	Oracle Corp.	3,418,302

		11,624,047

	Telecommunications — 5.5%

336,340	Cisco Systems, Inc.	6,420,731
41,600	Corning, Inc.	547,040
153,964	France Telecom SA, Sponsored ADR	1,881,440
38,152	Harris Corp.	1,954,146
281,942	Koninklijke KPN NV, Sponsored ADR	2,128,662
10,834	Millicom International Cellular SA	1,006,370
21,348	Motorola Solutions, Inc.	1,079,141
10,153	Nippon Telegraph & Telephone Corp., ADR	240,728
41,960	QUALCOMM, Inc.	2,622,080
71,173	Telecom Italia Spa, Sponsored ADR	714,577
11,537	Telefonica SA, Sponsored ADR‡	153,211
61,677	Virgin Media, Inc.‡	1,815,771
162,659	Vodafone Group Plc, Sponsored ADR	4,634,968

		25,198,865

	Transportation — 0.7%

16,450	FedEx Corp.	1,391,999
10,667	Norfolk Southern Corp.	678,741
4,710	Union Pacific Corp.	559,077
9,425	United Parcel Service, Inc. Class B	674,547

		3,304,364

	TOTAL COMMON STOCKS (COST $399,139,759)	455,865,587

	INVESTMENT COMPANY — 0.1%

	Unaffiliated Fund — 0.1%

8,150	iShares Russell 1000 Value Index Fund‡	588,267

	TOTAL INVESTMENT COMPANY (COST $573,939)	588,267

	PREFERRED STOCK — 0.3%

	Auto Manufacturers — 0.3%

30,650	General Motors Co., 4.75%‡	1,142,632

	TOTAL PREFERRED STOCK (COST $1,202,981)	1,142,632

14	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 3.2%

		Bank Deposit — 0.4%

1,678,919		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/12	1,678,919

		Securities Lending Collateral — 2.8%

12,988,085		State Street Navigator Securities Lending Prime Portfolio***	12,988,085

		TOTAL SHORT-TERM INVESTMENTS (COST $14,667,004)	14,667,004

		TOTAL INVESTMENTS — 102.4% (Cost $415,583,683)	472,263,490

		Other Assets and Liabilities (net) — (2.4)%	(11,030,399)

		NET ASSETS — 100.0%	$461,233,091

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-incomeproducing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Financial Statements.	15

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	98.8
Preferred Stock	0.3
Investment Company	0.1
Short-Term Investments	3.2
Other Assets and Liabilities (net)	(2.4)

100.0%

16	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Aerospace & Defense — 1.7%

25,896	Aerovironment, Inc.*	607,780
34,280	BE Aerospace, Inc.*	1,443,188
12,630	TransDigm Group, Inc.*	1,791,818
31,510	Triumph Group, Inc.	1,970,320

		5,813,106

	Apparel — 1.4%

52,240	Ascena Retail Group, Inc.*	1,120,548
25,511	Carter’s, Inc.*	1,373,512
24,154	Deckers Outdoor Corp.* ‡	885,002
16,643	Under Armour, Inc. Class A* ‡	929,179
9,918	Wolverine World Wide, Inc.	440,062

		4,748,303

	Auto Parts & Equipment — 0.2%

51,008	Gentherm, Inc.*	634,539

	Banks — 1.9%

53,960	Comerica, Inc.	1,675,458
68,637	Eagle Bancorp, Inc.*	1,147,611
70,203	First Republic Bank	2,419,195
27,455	Hancock Holding Co.	849,732
30,443	Popular, Inc.*	530,622

		6,622,618

	Beverages — 0.6%

30,350	Peet’s Coffee & Tea, Inc.* ‡	2,225,869

	Biotechnology — 1.0%

63,025	Amarin Corp. Plc, ADR* ‡	794,115
51,419	Ariad Pharmaceuticals, Inc.*	1,245,625
29,047	Incyte Corp.* ‡	524,299
48,408	Swedish Orphan Biovitrum AB, ADR*	273,907
9,518	Vertex Pharmaceuticals, Inc.*	532,532

		3,370,478

	Building Materials — 0.3%

31,460	Owens Corning, Inc.*	1,052,652

	Chemicals — 2.8%

14,036	Airgas, Inc.	1,155,163
23,547	American Vanguard Corp.	819,436
13,860	Ashland, Inc.	992,376
21,890	Celanese Corp. Series A	829,850
18,480	FMC Corp.	1,023,422
20,990	Georgia Gulf Corp.	760,258
16,191	International Flavors & Fragrances, Inc.	964,660

See accompanying Notes to the Financial Statements.	17

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Chemicals — continued

49,340	Intrepid Potash, Inc.*	1,059,823
42,545	Kraton Performance Polymers, Inc.*	1,110,424
14,450	Westlake Chemical Corp.‡	1,055,717

		9,771,129

	Commercial Services — 10.6%

45,550	Acacia Research Corp.*	1,248,526
19,190	Alliance Data Systems Corp.*	2,724,020
51,903	Coinstar, Inc.* ‡	2,334,597
17,020	Equifax, Inc.	792,792
58,911	ExamWorks Group, Inc.* ‡	878,952
60,971	FleetCor Technologies, Inc.*	2,731,501
47,480	Genpact, Ltd.	791,966
75,205	Healthcare Services Group‡	1,719,938
102,318	Heartland Payment Systems, Inc.	3,241,434
157,920	Hertz Global Holdings, Inc.*	2,168,242
37,107	HMS Holdings Corp.*	1,240,487
19,915	Huron Consulting Group, Inc.*	693,440
118,875	K12, Inc.* ‡	2,401,275
24,705	Kenexa Corp.*	1,132,230
28,653	PAREXEL International Corp.*	881,366
58,291	Quanta Services, Inc.*	1,439,788
174,526	Ritchie Bros Auctioneers, Inc.‡	3,356,135
27,650	Strayer Education, Inc.‡	1,779,278
38,830	United Rentals, Inc.*	1,270,129
75,565	Weight Watchers International, Inc.‡	3,989,832

		36,815,928

	Computers — 2.7%

75,569	Fortinet, Inc.*	1,824,236
15,620	IHS, Inc. Class A*	1,520,607
108,290	j2 Global, Inc.‡	3,554,078
23,455	MICROS Systems, Inc.*	1,152,109
62,000	RealD, Inc.* ‡	554,280
34,340	Riverbed Technology, Inc.*	799,092

		9,404,402

	Distribution & Wholesale — 0.9%

18,230	Beacon Roofing Supply, Inc.*	519,555
30,870	Owens & Minor, Inc.	922,396
32,320	WESCO International, Inc.*	1,848,704

		3,290,655

	Diversified Financial Services — 4.4%

41,950	Affiliated Managers Group, Inc.*	5,159,850
62,179	Evercore Partners, Inc. Class A	1,678,833
22,825	IntercontinentalExchange, Inc.*	3,045,083
114,447	Lazard, Ltd. Class A	3,345,286

18	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued

42,810	Raymond James Financial, Inc.	1,568,987
28,074	SLM Corp.	441,323

		15,239,362

	Electrical Components & Equipment — 0.6%

27,970	Hubbell, Inc. Class B	2,258,298

	Electronics — 1.6%

20,348	Amphenol Corp. Class A	1,198,090
25,630	Coherent, Inc.*	1,175,392
109,950	Gentex Corp.‡	1,870,249
29,240	Jabil Circuit, Inc.	547,373
19,545	Woodward, Inc.	664,139

		5,455,243

	Entertainment — 1.2%

19,420	Bally Technologies, Inc.*	959,154
43,065	Cinemark Holdings, Inc.	965,948
51,010	Manchester United Plc Class A* ‡	649,357
17,835	Penn National Gaming, Inc.*	768,689
100,015	Scientific Games Corp. Class A*	827,124

		4,170,272

	Environmental Control — 1.3%

19,900	Clean Harbors, Inc.*	972,115
4,235	Stericycle, Inc.*	383,352
100,010	Waste Connections, Inc.	3,025,303

		4,380,770

	Food — 1.4%

38,242	Chefs’ Warehouse (The), Inc.*	626,404
16,417	Hain Celestial Group (The), Inc.*	1,034,271
33,420	Ralcorp Holdings, Inc.*	2,439,660
16,849	TreeHouse Foods, Inc.*	884,572

		4,984,907

	Hand & Machine Tools — 0.6%

58,228	Kennametal, Inc.	2,159,094

	Health Care - Products — 4.6%

91,216	ABIOMED, Inc.* ‡	1,914,624
38,799	CareFusion Corp.*	1,101,504
19,855	Cepheid, Inc.* ‡	685,196
105,556	DexCom, Inc.*	1,586,507
72,038	Endologix, Inc.*	995,565
7,997	Given Imaging, Ltd.*	116,516
17,548	Henry Schein, Inc.*	1,391,030
66,910	Hologic, Inc.*	1,354,258

See accompanying Notes to the Financial Statements.	19

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued

13,485	IDEXX Laboratories, Inc.*	1,339,735
49,754	Techne Corp.	3,579,303
36,220	Thoratec Corp.*	1,253,212
32,294	Tornier BV*	611,971

		15,929,421

	Health Care - Services — 2.9%

37,571	Acadia Healthcare Co., Inc.*	896,068
66,740	Coventry Health Care, Inc.	2,782,391
136,845	Health Management Associates, Inc. Class A*	1,148,130
24,145	Magellan Health Services, Inc.*	1,246,123
13,463	Mettler-Toledo International, Inc.*	2,298,673
10,718	Pediatrix Medical Group, Inc.*	797,955
17,340	WellCare Health Plans, Inc.*	980,577

		10,149,917

	Holding Companies - Diversified — 0.1%

34,298	RLJ Acquisition, Inc.*	330,633

	Home Builders — 0.3%

1,073	NVR, Inc.*	906,148

	Household Products & Wares — 0.4%

11,892	Church & Dwight Co., Inc.	642,049
10,255	Fossil, Inc.*	868,598

		1,510,647

	Housewares — 0.4%

72,842	Newell Rubbermaid, Inc.	1,390,554

	Insurance — 0.5%

13,920	Everest Re Group, Ltd.	1,488,883
80,430	Genworth Financial, Inc. Class A*	420,649

		1,909,532

	Internet — 4.5%

49,430	Bankrate, Inc.*	770,119
49,870	Bazaarvoice, Inc.*	755,531
21,975	BroadSoft, Inc.* ‡	901,414
7,445	Equinix, Inc.*	1,534,042
49,155	ExactTarget, Inc.*	1,190,534
89,454	Pandora Media, Inc.* ‡	979,521
38,688	Rackspace Hosting, Inc.*	2,556,890
36,890	Sourcefire, Inc.*	1,808,717
53,730	TIBCO Software, Inc.*	1,624,258
73,600	VeriSign, Inc.*	3,583,584

		15,704,610

20	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Leisure Time — 0.4%

80,190	Interval Leisure Group, Inc.	1,517,997

	Lodging — 0.3%

19,940	Wyndham Worldwide Corp.	1,046,451

	Machinery - Diversified — 3.4%

24,650	Gardner Denver, Inc.	1,489,107
92,148	Graco, Inc.	4,633,201
54,671	IDEX Corp.	2,283,608
54,600	Manitowoc Co. (The), Inc.	728,364
31,254	Robbins & Myers, Inc.	1,862,738
8,346	Roper Industries, Inc.	917,142

		11,914,160

	Metal Fabricate & Hardware — 0.4%

33,010	Timken Co. (The)	1,226,652

	Mining — 0.3%

75,635	US Silica Holdings, Inc.* ‡	1,025,611

	Miscellaneous - Manufacturing — 0.9%

29,890	Crane Co.	1,193,508
42,580	Hexcel Corp.*	1,022,772
25,740	Polypore International, Inc.* ‡	909,909
49,535	STR Holdings, Inc.* ‡	153,558

		3,279,747

	Oil & Gas — 4.9%

29,398	Approach Resources, Inc.* ‡	885,762
25,405	Berry Petroleum Co. Class A	1,032,205
104,030	Denbury Resources, Inc.*	1,681,125
48,385	Foster Wheeler AG*	1,159,305
166,085	Magnum Hunter Resources Corp.* ‡	737,417
27,670	Plains Exploration & Production Co.*	1,036,795
66,322	Rex Energy Corp.*	885,399
39,304	Rosetta Resources, Inc.*	1,882,661
80,970	Rowan Cos. Plc Class A*	2,734,357
87,420	Tesoro Corp.	3,662,898
28,082	Whiting Petroleum Corp.*	1,330,525

		17,028,449

	Oil & Gas Services — 2.2%

39,974	Core Laboratories NV	4,856,041
21,601	Dril-Quip, Inc.*	1,552,680
114,100	ION Geophysical Corp.*	791,854
7,545	Lufkin Industries, Inc.	406,072

		7,606,647

See accompanying Notes to the Financial Statements.	21

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 1.2%

46,510	Crown Holdings, Inc.*	1,709,242
30,480	Packaging Corp. of America	1,106,424
19,565	Rock-Tenn Co. Class A	1,412,202

		4,227,868

	Pharmaceuticals — 4.4%

43,870	Alkermes Plc*	910,302
21,386	BioMarin Pharmaceutical, Inc.*	861,214
9,916	Catamaran Corp.*	971,471
19,020	Cubist Pharmaceuticals, Inc.*	906,874
59,080	DENTSPLY International, Inc.	2,253,311
23,622	Durata Therapeutics, Inc.* ‡	222,047
100,550	Elan Corp. Plc, Sponsored ADR*	1,077,896
52,170	MAP Pharmaceuticals, Inc.*	812,287
15,470	Medivation, Inc.*	871,889
19,070	Onyx Pharmaceuticals, Inc.*	1,611,415
21,850	Perrigo Co.	2,538,314
37,395	Sagent Pharmaceuticals, Inc.* ‡	596,450
16,825	Sirona Dental Systems, Inc.*	958,352
12,050	Synageva BioPharma Corp.*	643,832

		15,235,654

	Real Estate — 1.1%

81,152	CBRE Group, Inc.*	1,494,008
32,490	Jones Lang Lasalle, Inc.	2,480,612

		3,974,620

	Retail — 9.9%

93,730	American Eagle Outfitters, Inc.	1,975,828
54,385	Arcos Dorados Holdings, Inc.‡	839,161
33,355	Asbury Automotive Group, Inc.*	932,272
29,890	Big Lots, Inc.*	884,146
7,630	Buffalo Wild Wings, Inc.*	654,196
18,658	Dick’s Sporting Goods, Inc.	967,417
56,225	DineEquity, Inc.*	3,148,600
22,808	Dunkin’ Brands Group, Inc.‡	665,880
51,185	Express, Inc.*	758,562
51,438	Fifth & Pacific Cos., Inc.* ‡	657,378
28,675	First Cash Financial Services, Inc.*	1,319,337
108,992	Foot Locker, Inc.	3,869,216
44,365	GNC Holdings, Inc. Class A	1,728,904
7,402	Lululemon Athletica, Inc.* ‡	547,304
18,170	Michael Kors Holdings, Ltd.*	966,281
17,380	Nu Skin Enterprises, Inc. Class A‡	674,865
9,375	O’Reilly Automotive, Inc.*	783,937
22,572	Petsmart, Inc.	1,557,017
21,993	PVH Corp.	2,061,184
27,860	Red Robin Gourmet Burgers, Inc.*	907,122

22	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

20,355	Rue21, Inc.* ‡	634,058
39,070	Signet Jewelers, Ltd.	1,905,053
40,583	Texas Roadhouse, Inc. Class A	693,969
7,220	Tractor Supply Co.	713,986
79,462	Urban Outfitters, Inc.* ‡	2,984,593
38,790	Williams-Sonoma, Inc.	1,705,596

		34,535,862

	Semiconductors — 3.5%

27,455	Cavium, Inc.* ‡	915,075
53,595	Ceva, Inc.*	770,696
24,231	Hittite Microwave Corp.*	1,344,093
47,936	Intermolecular, Inc.*	340,346
15,907	Linear Technology Corp.	506,638
150,590	LSI Corp.*	1,040,577
11,295	Mellanox Technologies, Ltd.* ‡	1,146,781
34,839	NVIDIA Corp.*	464,752
64,990	NXP Semiconductor NV* ‡	1,625,400
32,710	Skyworks Solutions, Inc.*	770,811
89,530	Teradyne, Inc.*	1,273,117
36,287	Volterra Semiconductor Corp.*	793,597
37,442	Xilinx, Inc.	1,250,937

		12,242,820

	Software — 7.7%

16,300	athenahealth, Inc.* ‡	1,495,851
94,342	Blackbaud, Inc.	2,256,661
16,570	Commvault Systems, Inc.*	972,659
6,130	Concur Technologies, Inc.*	451,965
24,720	Imperva, Inc.*	914,393
77,785	Informatica Corp.*	2,707,696
57,265	InterXion Holding NV*	1,301,061
53,275	Jive Software, Inc.* ‡	836,950
33,100	Medassets, Inc.*	589,180
130,350	MSCI, Inc. Class A*	4,665,226
21,757	NetSuite, Inc.*	1,388,097
80,360	Nuance Communications, Inc.*	2,000,160
104,895	QLIK Technologies, Inc.*	2,350,697
41,315	SS&C Technologies Holdings, Inc.*	1,041,551
32,025	Synchronoss Technologies, Inc.*	733,372
111,467	VeriFone Systems, Inc.*	3,104,356

		26,809,875

	Telecommunications — 5.0%

19,802	Allot Communications, Ltd.*	525,149
101,304	Calix, Inc.* ‡	648,346
24,295	EZchip Semiconductor, Ltd.* ‡	743,184
15,589	IPG Photonics Corp.* ‡	893,250

See accompanying Notes to the Financial Statements.	23

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares		Description	Value ($)

		Telecommunications — continued

58,770		JDS Uniphase Corp.*	727,866
85,500		NeuStar, Inc. Class A*	3,422,565
161,825		Polycom, Inc.*	1,597,213
112,675		SBA Communications Corp. Class A*	7,087,257
67,693		tw telecom, Inc. Class A*	1,764,757

			17,409,587

		Transportation — 2.2%

78,875		Expeditors International of Washington, Inc.	2,867,895
11,830		Genesee & Wyoming, Inc. Class A*	790,954
34,030		HUB Group, Inc. Class A*	1,010,010
60,545		Knight Transportation, Inc.	865,793
28,670		Landstar System, Inc.	1,355,518
47,995		Roadrunner Transportation Systems, Inc.*	776,559

			7,666,729

		TOTAL COMMON STOCKS (COST $303,924,327)	336,977,816

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 16.7%

		Bank Deposit — 4.1%

14,335,168		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/12	14,335,168

		Securities Lending Collateral — 12.6%

43,891,237		State Street Navigator Securities Lending Prime Portfolio***	43,891,237

		TOTAL SHORT-TERM INVESTMENTS (COST $58,226,405)	58,226,405

		TOTAL INVESTMENTS — 113.4% (Cost $362,150,732)	395,204,221

		Other Assets and Liabilities (net) — (13.4)%	(46,713,312)

		NET ASSETS — 100.0%	$348,490,909

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

24	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.7
Short-Term Investments	16.7
Other Assets and Liabilities (net)	(13.4)

100.0%

See accompanying Notes to the Financial Statements.	25

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Advertising — 0.1%

43,850	Interpublic Group of Cos., Inc.	487,612

	Aerospace & Defense — 1.4%

10,600	Alliant Techsystems, Inc.	531,166
126,300	Orbital Sciences Corp.*	1,838,928
39,975	Triumph Group, Inc.	2,499,637

		4,869,731

	Agriculture — 0.2%

17,800	Andersons (The), Inc.	670,348
2,100	Universal Corp.	106,932

		777,280

	Airlines — 0.2%

3,800	Alaska Air Group, Inc.*	133,228
24,500	Hawaiian Holdings, Inc.*	136,955
84,300	Republic Airways Holdings, Inc.*	390,309

		660,492

	Apparel — 1.3%

61,410	Ascena Retail Group, Inc.*	1,317,245
47,000	Guess?, Inc.	1,194,740
34,610	Iconix Brand Group, Inc.*	631,286
44,100	Jones Group (The), Inc.	567,567
7,200	Perry Ellis International, Inc.* ‡	158,760
11,000	Skechers U.S.A., Inc. Class A*	224,400
14,130	True Religion Apparel, Inc.	301,393

		4,395,391

	Auto Parts & Equipment — 0.7%

14,300	Cooper Tire & Rubber Co.	274,274
108,950	Dana Holding Corp.	1,340,085
5,600	Lear Corp.	211,624
115,200	Meritor, Inc.*	488,448
10,400	Modine Manufacturing Co.*	76,752
7,600	Standard Motor Products, Inc.	139,992

		2,531,175

	Banks — 7.6%

48,400	Associated Banc-Corp.	637,428
1,000	Bank of Hawaii Corp.	45,620
11,000	BOK Financial Corp.	650,100
9,700	Chemical Financial Corp.	234,740
3,300	Citizens Republic Bancorp, Inc.*	63,855
14,300	City Holding Co.‡	512,512
6,000	City National Corp.	309,060
21,500	Columbia Banking System, Inc.	398,610

26	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

98,950	Comerica, Inc.	3,072,397
16,058	Commerce Bancshares, Inc.	647,619
2,000	Cullen/Frost Bankers, Inc.	114,860
6,300	East-West Bancorp, Inc.	133,056
86,125	Fifth Third Bancorp	1,335,799
2,200	First Citizens BancShares, Inc. Class A	358,380
67,000	First Commonwealth Financial Corp.	472,350
45,000	Fulton Financial Corp.	443,700
111,700	Huntington Bancshares, Inc.	770,730
2,800	Independent Bank Corp.‡	84,252
41,300	International Bancshares Corp.	786,765
374,350	KeyCorp	3,271,819
57,800	National Penn Bancshares, Inc.	526,558
22,800	NBT Bancorp, Inc.	503,196
59,200	Northwest Bancshares, Inc.	724,016
10,300	Old National Bancorp	140,183
5,100	Oriental Financial Group, Inc.	53,652
9,200	PacWest Bancorp	215,004
12,200	Pinnacle Financial Partners, Inc.*	235,704
25,010	Popular, Inc.*	435,924
30,700	PrivateBancorp, Inc.	490,893
39,750	Prosperity Bancshares, Inc.‡	1,694,145
445,775	Regions Financial Corp.	3,214,038
1,000	S&T Bancorp, Inc.‡	17,610
7,000	Susquehanna Bancshares, Inc.	73,220
28,200	Texas Capital Bancshares, Inc.*	1,401,822
1,400	UMB Financial Corp.	68,152
29,400	Umpqua Holdings Corp.	378,966
17,800	Webster Financial Corp.	421,860
105,565	Western Alliance Bancorp*	1,076,763
43,000	Wilshire Bancorp, Inc.*	270,900

		26,286,258

	Beverages — 0.4%

19,675	Coca-Cola Enterprises, Inc.	615,237
25,630	Constellation Brands, Inc. Class A*	829,131

		1,444,368

	Biotechnology — 1.3%

125,800	Affymetrix, Inc.* ‡	544,714
28,800	Charles River Laboratories International, Inc.*	1,140,480
212,100	PDL BioPharma, Inc.‡	1,631,049
23,800	Vertex Pharmaceuticals, Inc.*	1,331,610

		4,647,853

	Building Materials — 0.4%

34,300	Apogee Enterprises, Inc.	672,966
45,800	Gibraltar Industries, Inc.*	587,156

		1,260,122

See accompanying Notes to the Financial Statements.	27

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 1.9%

28,800	A. Schulman, Inc.	686,016
27,850	Ashland, Inc.	1,994,060
5,600	Chemtura Corp.*	96,432
12,600	Cytec Industries, Inc.	825,552
3,700	Georgia Gulf Corp.	134,014
30,600	Huntsman Corp.	456,858
14,500	Innospec, Inc.*	491,840
28,030	Kraton Performance Polymers, Inc.* ‡	731,583
3,800	Minerals Technologies, Inc.	269,534
19,000	TPC Group, Inc.*	775,390

		6,461,279

	Coal — 0.2%

49,300	Alpha Natural Resources, Inc.*	323,901
12,500	Cloud Peak Energy, Inc.*	226,250

		550,151

	Commercial Services — 5.4%

26,800	ABM Industries, Inc.	507,324
144,600	Career Education Corp.*	545,142
7,650	Chemed Corp.	530,068
2,800	Consolidated Graphics, Inc.*	73,052
84,900	Convergys Corp.	1,330,383
25,000	CoreLogic, Inc.*	663,250
257,900	Corinthian Colleges, Inc.* ‡	613,802
30,785	Equifax, Inc.	1,433,965
84,020	Geo Group (The), Inc.	2,324,833
2,700	H&E Equipment Services, Inc.	32,724
3,200	Heidrick & Struggles International, Inc.	40,768
153,675	Hertz Global Holdings, Inc.*	2,109,958
23,540	Insperity, Inc.	593,914
13,957	Ituran Location and Control, Ltd.	162,739
19,300	Kforce, Inc.*	227,547
28,990	Korn/Ferry International*	444,417
40,470	Rent-A-Center, Inc.	1,419,688
21,000	Resources Connection, Inc.	275,310
12,000	SEI Investments Co.	257,400
71,810	Service Corp. International‡	966,563
15,830	Standard Parking Corp.* ‡	355,067
49,500	Stewart Enterprises, Inc. Class A	415,552
9,100	TeleTech Holdings, Inc.*	155,155
12,880	Total System Services, Inc.	305,256
29,100	TrueBlue, Inc.*	457,452
71,200	United Rentals, Inc.*	2,328,952
3,600	Viad Corp.	75,096

		18,645,377

28	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Computers — 2.7%

111,100	Brocade Communications Systems, Inc.*	657,157
200,650	Cadence Design Systems, Inc.*	2,581,362
33,640	DST Systems, Inc.	1,902,678
8,710	j2 Global, Inc.‡	285,862
8,570	Lexmark International, Inc. Class A‡	190,683
16,150	Manhattan Associates, Inc.*	924,910
138,400	Quantum Corp.*	222,824
35,725	Riverbed Technology, Inc.*	831,321
60,500	STEC, Inc.*	408,375
35,300	Sykes Enterprises, Inc.*	474,432
24,100	Unisys Corp.*	501,762
21,300	Xyratex, Ltd.	195,960

		9,177,326

	Cosmetics & Personal Care — 1.1%

53,080	Elizabeth Arden, Inc.*	2,507,499
56,600	Inter Parfums, Inc.‡	1,035,780
52,200	Skilled Healthcare Group, Inc. Class A*	335,646

		3,878,925

	Distribution & Wholesale — 0.6%

1,600	Core-Mark Holding Co., Inc.	76,976
48,750	Ingram Micro, Inc. Class A*	742,463
19,590	Owens & Minor, Inc.	585,349
5,100	Tech Data Corp.*	231,030
7,111	WESCO International, Inc.*	406,749

		2,042,567

	Diversified Financial Services — 1.4%

41,850	BGC Partners, Inc. Class A	205,065
54,800	Investment Technology Group, Inc.*	476,760
1,100	Legg Mason, Inc.	27,148
8,800	Nelnet, Inc. Class A	208,912
7,040	Oppenheimer Holdings, Inc. Class A	112,288
10,600	Piper Jaffray Cos.*	269,770
55,725	Raymond James Financial, Inc.	2,042,321
96,200	SLM Corp.	1,512,264

		4,854,528

	Electric — 2.6%

21,300	Avista Corp.	548,262
3,900	CH Energy Group, Inc.‡	254,319
45,775	Cleco Corp.	1,921,634
103,100	CMS Energy Corp.	2,428,005
3,200	El Paso Electric Co.	109,600
7,100	MGE Energy, Inc.	376,229
2,800	OGE Energy Corp.	155,288
17,900	Otter Tail Corp.‡	427,094

See accompanying Notes to the Financial Statements.	29

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Electric — continued

14,700	Pinnacle West Capital Corp.	776,160
64,750	PNM Resources, Inc.	1,361,693
21,900	Portland General Electric Co.	592,176
3,820	UNS Energy Corp.	159,905

		9,110,365

	Electrical Components & Equipment — 0.3%

23,900	Advanced Energy Industries, Inc.*	294,448
1,100	Energizer Holdings, Inc.	82,071
6,400	EnerSys*	225,856
8,400	General Cable Corp.*	246,792
9,500	Power-One, Inc.* ‡	53,200

		902,367

	Electronics — 2.9%

29,162	Arrow Electronics, Inc.*	983,051
30,794	Avnet, Inc.*	895,798
5,100	AVX Corp.	48,909
30,504	Coherent, Inc.*	1,398,913
8,290	Cubic Corp.	414,997
30,710	Daktronics, Inc.	292,052
40,075	FEI Co.	2,144,013
58,900	Jabil Circuit, Inc.	1,102,608
80,525	PerkinElmer, Inc.	2,373,072
2,900	Sanmina-SCI Corp.*	24,621
37,500	Vishay Intertechnology, Inc.*	368,625

		10,046,659

	Energy-Alternate Sources — 0.0%

22,700	Green Plains Renewable Energy, Inc.*	133,022

	Engineering & Construction — 1.0%

28,500	AECOM Technology Corp.*	603,060
4,000	Dycom Industries, Inc.*	57,520
3,500	Granite Construction, Inc.	100,520
66,600	KBR, Inc.	1,986,012
7,300	Layne Christensen Co.*	143,153
22,300	Mistras Group, Inc.*	517,360
12,200	Orion Marine Group, Inc.*	90,646

		3,498,271

	Entertainment — 1.2%

8,880	Ascent Media Corp.*	479,609
13,000	Carmike Cinemas, Inc.*	146,250
24,430	DreamWorks Animation SKG, Inc. Class A* ‡	469,789
52,780	Madison Square Garden, Inc.*	2,125,450
30,150	Marriott Vacations Worldwide Corp.*	1,086,003

		4,307,101

30	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Food — 3.4%

48,300	Chiquita Brands International, Inc.*	369,012
43,900	Dean Foods Co.*	717,765
46,100	Fresh Del Monte Produce, Inc.	1,180,160
9,625	Hain Celestial Group (The), Inc.*	606,375
51,930	Harris Teeter Supermarkets, Inc.	2,016,961
50,500	Hormel Foods Corp.	1,476,620
14,154	Industrias Bachoco, S.A.B., Sponsored ADR‡	339,696
1,000	Ingredion, Inc.	55,160
9,460	J&J Snack Foods Corp.	542,342
18,025	JM Smucker Co. (The)	1,556,098
31,600	Nash Finch Co.	645,272
21,400	Smithfield Foods, Inc.*	420,510
20,050	TreeHouse Foods, Inc.*	1,052,625
19,053	Village Super Market, Inc. Class A	700,389

		11,678,985

	Forest Products & Paper — 2.5%

212,225	Boise, Inc.	1,859,091
7,000	Buckeye Technologies, Inc.	224,420
51,900	Clearwater Paper Corp.*	2,143,989
20,100	Deltic Timber Corp.	1,311,726
7,600	Domtar Corp.	595,004
19,200	Glatfelter	341,952
51,500	MeadWestvaco Corp.	1,575,900
36,950	Resolute Forest Products* ‡	480,350
12,100	Wausau Paper Corp.‡	112,046

		8,644,478

	Gas — 2.4%

8,200	Atmos Energy Corp.	293,478
74,320	Energen Corp.	3,895,111
21,700	Laclede Group (The), Inc.	933,100
109,350	NiSource, Inc.	2,786,238
10,220	UGI Corp.	324,485

		8,232,412

	Hand & Machine Tools — 0.3%

14,475	Snap-on, Inc.	1,040,318

	Health Care - Products — 1.9%

22,100	CONMED Corp.	629,850
46,660	Hill-Rom Holdings, Inc.	1,355,940
34,460	ICU Medical, Inc.*	2,084,141
47,000	Invacare Corp.	664,580
72,530	Nordion, Inc.	489,577
2,000	Orthofix International NV*	89,500
35,420	STERIS Corp.	1,256,347
6,200	Symmetry Medical, Inc.*	61,318

		6,631,253

See accompanying Notes to the Financial Statements.	31

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — 1.2%

1,300	Almost Family, Inc.* ‡	27,664
17,000	Amedisys, Inc.* ‡	234,770
10,900	Community Health Systems, Inc.*	317,626
10,400	Coventry Health Care, Inc.	433,576
23,710	Ensign Group (The), Inc.‡	725,645
45,700	Gentiva Health Services, Inc.*	517,324
9,600	Health Net, Inc.*	216,096
3,700	Magellan Health Services, Inc.*	190,957
40,100	Select Medical Holdings Corp.*	450,323
17,350	WellCare Health Plans, Inc.*	981,142

		4,095,123

	Home Builders — 1.0%

10,900	D.R. Horton, Inc.‡	224,976
31,800	KB Home‡	456,330
27,700	MDC Holdings, Inc.	1,066,727
100	NVR, Inc.*	84,450
63,000	PulteGroup, Inc.*	976,500
18,650	Thor Industries, Inc.	677,368

		3,486,351

	Home Furnishings — 0.4%

12,000	Harman International Industries, Inc.	553,920
51,300	La-Z-Boy, Inc.*	750,519
7,400	VOXX International Corp.*	55,352

		1,359,791

	Household Products & Wares — 0.3%

27,200	American Greetings Corp. Class A‡	456,960
16,300	Central Garden and Pet Co. Class A*	196,904
7,100	Helen of Troy, Ltd.*	225,993
3,200	Jarden Corp.	169,088

		1,048,945

	Insurance — 9.7%

4,433	Alleghany Corp.*	1,529,119
35,550	Allied World Assurance Co. Holdings, Ltd.	2,746,238
79,040	Alterra Capital Holdings, Ltd.	1,892,218
17,200	American Financial Group, Inc.	651,880
28,675	Arch Capital Group, Ltd.*	1,195,174
6,800	Argo Group International Holdings, Ltd.	220,252
21,100	Aspen Insurance Holdings, Ltd.	643,339
18,300	Assurant, Inc.	682,590
4,100	Assured Guaranty, Ltd.	55,842
49,400	Axis Capital Holdings, Ltd.	1,725,048
4,100	Endurance Specialty Holdings, Ltd.	157,850
17,900	Everest Re Group, Ltd.	1,914,584
2,000	FBL Financial Group, Inc. Class A	66,400

32	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

78,800	Genworth Financial, Inc. Class A*	412,124
23,150	HCC Insurance Holdings, Inc.	784,554
47,600	Horace Mann Educators Corp.	862,036
15,600	Infinity Property & Casualty Corp.	942,084
130,450	Lincoln National Corp.	3,155,585
77,100	Meadowbrook Insurance Group, Inc.	592,899
8,815	Navigators Group, Inc.*	433,918
29,180	PartnerRe, Ltd.	2,167,490
3,100	Platinum Underwriters Holdings, Ltd.	126,697
13,400	Primerica, Inc.	383,776
5,200	ProAssurance Corp.	470,288
5,900	Protective Life Corp.	154,639
36,790	Reinsurance Group of America, Inc.	2,129,037
2,000	Safety Insurance Group, Inc.	91,760
3,700	StanCorp Financial Group, Inc.	115,588
46,600	Symetra Financial Corp.	573,180
15,160	Tower Group, Inc.	293,952
87,775	Validus Holdings, Ltd.‡	2,976,450
3,349	White Mountains Insurance Group, Ltd.	1,719,176
25,300	Willis Group Holdings Plc	934,076
21,010	WR Berkley Corp.	787,665

		33,587,508

	Internet — 1.0%

20,200	AOL, Inc.*	711,646
20,300	Blucora, Inc.*	361,543
20,600	Digital River, Inc.*	343,196
17,800	EarthLink, Inc.	126,736
7,900	IAC/InterActiveCorp	411,274
21,100	KIT Digital, Inc.* ‡	63,300
46,800	Limelight Networks, Inc.* ‡	109,512
37,000	United Online, Inc.	204,240
75,500	ValueClick, Inc.*	1,297,845

		3,629,292

	Investment Companies — 1.1%

105,400	American Capital, Ltd.*	1,195,236
11,000	Apollo Investment Corp.	86,570
5,200	Ares Capital Corp.	89,128
47,500	BlackRock Kelso Capital Corp.	461,700
5,200	Capital Southwest Corp.	582,140
138,600	MCG Capital Corp.	638,946
30,300	Prospect Capital Corp.‡	349,056
12,300	Solar Capital, Ltd.	281,916

		3,684,692

	Iron & Steel — 0.3%

54,000	AK Steel Holding Corp.‡	259,200

See accompanying Notes to the Financial Statements.	33

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Iron & Steel — continued

5,700	Reliance Steel & Aluminum Co.	298,395
18,100	Schnitzer Steel Industries, Inc. Class A‡	509,515

		1,067,110

	Lodging — 0.3%

9,100	Ameristar Casinos, Inc.	161,980
17,425	Wyndham Worldwide Corp.	914,464

		1,076,444

	Machinery - Diversified — 1.5%

39,175	AGCO Corp.*	1,860,029
28,800	Albany International Corp. Class A‡	632,736
15,225	Applied Industrial Technologies, Inc.	630,772
17,900	Kadant, Inc.*	415,101
8,605	Middleby Corp.*	995,082
5,500	NACCO Industries, Inc. Class A	689,755

		5,223,475

	Media — 0.5%

39,380	Dolan Co. (The)*	211,864
7,300	EW Scripps Co. (The) Class A*	77,745
33,100	Gannett Co., Inc.	587,525
21,100	Scholastic Corp.	670,558
6,100	World Wrestling Entertainment, Inc. Class A	49,105

		1,596,797

	Metal Fabricate & Hardware — 0.2%

6,735	CIRCOR International, Inc.‡	254,246
7,200	Timken Co. (The)	267,552

		521,798

	Mining — 0.7%

193,120	AuRico Gold, Inc.*	1,347,978
183,300	Aurizon Mines, Ltd.*	964,158
6,300	Coeur d’Alene Mines Corp.*	181,629
3,000	Horsehead Holding Corp.*	28,020

		2,521,785

	Miscellaneous - Manufacturing — 2.9%

4,950	Aptargroup, Inc.	255,964
58,925	Barnes Group, Inc.	1,473,714
22,120	Brink’s Co. (The)	568,263
29,700	Ceradyne, Inc.	725,571
10,800	FreightCar America, Inc.	192,132
175,669	Griffon Corp.	1,809,391
900	Harsco Corp.	18,477
24,780	John Bean Technologies Corp.	404,657

34	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — continued

134,700	Orkla ASA, Sponsored ADR	1,019,679
4,400	Standex International Corp.‡	195,580
35,100	STR Holdings, Inc.* ‡	108,810
6,750	Tredegar Corp.‡	119,745
66,590	Trimas Corp.*	1,605,485
46,075	Trinity Industries, Inc.‡	1,380,868

		9,878,336

	Office Furnishings — 0.1%

4,150	HNI Corp.	105,867
40,400	Steelcase, Inc. Class A	397,940

		503,807

	Oil & Gas — 4.2%

28,900	Callon Petroleum Co.*	177,735
50,300	Carrizo Oil & Gas, Inc.* ‡	1,258,003
1,400	Contango Oil & Gas Co.*	68,796
16,200	Delek US Holdings, Inc.	412,938
81,214	Denbury Resources, Inc.*	1,312,418
27,150	Endeavour International Corp.* ‡	262,541
1,300	Energy XXI Bermuda, Ltd.	45,435
30,200	EPL Oil & Gas, Inc.*	612,758
70,600	HollyFrontier Corp.	2,913,662
71,650	Miller Energy Resources, Inc.* ‡	360,400
35,950	Noble Corp.	1,286,291
141,200	Parker Drilling Co.*	597,276
19,280	Patterson-UTI Energy, Inc.	305,395
84,800	Penn Virginia Corp.‡	525,760
55,673	Plains Exploration & Production Co.*	2,086,067
39,060	Resolute Energy Corp.*	346,462
20,380	Rex Energy Corp.*	272,073
16,000	Stone Energy Corp.*	401,920
12,100	Swift Energy Co.*	252,648
40,550	Vaalco Energy, Inc.*	346,703
22,900	W&T Offshore, Inc.‡	430,062
2,700	Western Refining, Inc.‡	70,686
11,200	WPX Energy, Inc.*	185,808

		14,531,837

	Oil & Gas Services — 1.2%

48,600	Helix Energy Solutions Group, Inc.*	887,922
11,100	Mitcham Industries, Inc.*	176,823
17,350	Oil States International, Inc.*	1,378,631
30,925	Superior Energy Services*	634,581
13,400	Tesco Corp.*	143,112
47,780	TETRA Technologies, Inc.*	289,069
91,400	Willbros Group, Inc.*	490,818

		4,000,956

See accompanying Notes to the Financial Statements.	35

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — 2.2%

34,900	Allos Therapeutics, Inc.* ****	—
23,550	Herbalife, Ltd.	1,116,270
16,100	Hi-Tech Pharmacal Co., Inc.*	533,071
20,925	Jazz Pharmaceuticals Plc*	1,192,934
14,100	Omega Protein Corp.*	96,726
28,200	Omnicare, Inc.	957,954
15,400	PharMerica Corp.*	194,964
24,300	Salix Pharmaceuticals, Ltd.*	1,028,862
42,350	Sirona Dental Systems, Inc.*	2,412,256

		7,533,037

	Pipelines — 0.0%

2,800	Crosstex Energy, Inc.	39,284

	Real Estate — 0.9%

11,900	FirstService Corp.*	332,605
151,600	Forestar Group, Inc.*	2,525,656
28,120	Hilltop Holdings, Inc.* ‡	357,405

		3,215,666

	REITS — 6.6%

4,200	Alexandria Real Estate Equities, Inc. REIT	308,784
2,300	American Assets Trust, Inc. REIT	61,617
48,575	American Capital Mortgage Investment Corp. REIT‡	1,220,690
10,000	Ashford Hospitality Trust, Inc. REIT	84,000
29,500	Associated Estates Realty Corp. REIT	447,220
142,250	BioMed Realty Trust, Inc. REIT	2,662,920
201,800	Brandywine Realty Trust REIT‡	2,459,942
5,100	Camden Property Trust REIT	328,899
13,300	Campus Crest Communities, Inc. REIT	143,640
108,425	CBL & Associates Properties, Inc. REIT	2,313,789
15,600	Chesapeake Lodging Trust REIT	309,972
66,100	Chimera Investment Corp. REIT	179,131
16,400	Coresite Realty Corp. REIT‡	441,816
6,600	CubeSmart REIT	84,942
2,900	Douglas Emmett, Inc. REIT	66,903
37,900	DuPont Fabros Technology, Inc. REIT‡	956,975
1,000	EastGroup Properties, Inc. REIT	53,200
7,900	Entertainment Properties Trust REIT	350,997
3,200	Federal Realty Investment Trust REIT	336,960
4,500	First Industrial Realty Trust, Inc. REIT*	59,130
18,400	Government Properties Income Trust REIT‡	430,560
3,600	Hatteras Financial Corp. REIT	101,484
11,500	Home Properties, Inc. REIT	704,605
19,300	Hospitality Properties Trust REIT	458,954
61,700	Inland Real Estate Corp. REIT	509,025
4,500	Investors Real Estate Trust REIT‡	37,215
16,600	Kilroy Realty Corp. REIT	743,348

36	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	REITS — continued

3,600	Liberty Property Trust REIT‡	130,464
17,700	LTC Properties, Inc. REIT	563,745
9,000	Mack-Cali Realty Corp. REIT	239,400
8,200	National Retail Properties, Inc. REIT	250,100
9,400	Parkway Properties, Inc. REIT	125,678
23,400	Piedmont Office Realty Trust, Inc. REIT	405,756
8,800	Post Properties, Inc. REIT	422,048
13,200	Potlatch Corp. REIT	493,284
3,200	PS Business Parks, Inc. REIT	213,824
44,600	Ramco-Gershenson Properties Trust REIT	558,838
14,100	Rayonier, Inc. REIT	691,041
7,900	Realty Income Corp. REIT‡	323,031
21,600	Retail Opportunity Investments Corp. REIT‡	277,992
13,400	RLJ Lodging Trust REIT	253,394
30,200	Sabra Healthcare, Inc. REIT	604,302
15,900	Senior Housing Properties Trust REIT	346,302
2,100	Sovran Self Storage, Inc. REIT	121,485
26,800	Sunstone Hotel Investors, Inc. REIT*	294,800
800	Taubman Centers, Inc. REIT	61,384
10,700	Urstadt Biddle Properties, Inc. REIT Class A	216,461
3,800	Washington Real Estate Investment Trust REIT	101,916
1,100	Weingarten Realty Investors REIT	30,921
13,000	Winthrop Realty Trust REIT	140,140

		22,723,024

	Retail — 7.7%

11,680	Abercrombie & Fitch Co. Class A	396,186
13,600	bebe stores, inc.	65,280
54,080	Big Lots, Inc.*	1,599,686
170	Biglari Holdings, Inc.*	62,060
87,080	Bob Evans Farms, Inc.	3,407,441
25,664	Brinker International, Inc.	905,939
31,300	Brown Shoe Co., Inc.	501,739
2,150	Casey’s General Stores, Inc.	122,851
15,800	Chico’s FAS, Inc.	286,138
7,800	Childrens Place Retail Stores (The), Inc.*	468,000
1,940	Cracker Barrel Old Country Store, Inc.	130,193
42,100	Denny’s Corp.*	204,185
1,700	Dillard’s, Inc. Class A	122,944
113,650	Foot Locker, Inc.	4,034,575
64,460	Fred’s, Inc. Class A	917,266
39,600	GameStop Corp. Class A‡	831,600
61,100	GNC Holdings, Inc. Class A	2,381,067
31,300	hhgregg, Inc.* ‡	215,970
7,700	HOT Topic, Inc.	66,990
51,900	Insight Enterprises, Inc.*	907,212
12,600	Kirkland’s, Inc.*	125,118
18,500	Movado Group, Inc.	623,820
19,475	Nu Skin Enterprises, Inc. Class A‡	756,214

See accompanying Notes to the Financial Statements.	37

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

40,920	Pep Boys - Manny, Moe & Jack (The)‡	416,566
113,600	Pier 1 Imports, Inc.	2,128,864
23,850	PVH Corp.	2,235,222
10,500	RadioShack Corp.‡	24,990
6,300	Red Robin Gourmet Burgers, Inc.*	205,128
31,700	Regis Corp.	582,646
309,600	Rite Aid Corp.*	362,232
4,800	Signet Jewelers, Ltd.	234,048
3,400	Stage Stores, Inc.	71,604
333,800	Wet Seal (The), Inc. Class A*	1,051,470

		26,445,244

	Savings & Loans — 0.8%

44,800	Capitol Federal Financial, Inc.	535,808
40,800	Hudson City Bancorp, Inc.	324,768
34,500	Oritani Financial Corp.	519,225
20,300	Provident Financial Services, Inc.	320,537
10,700	ViewPoint Financial Group, Inc.	205,119
49,300	Washington Federal, Inc.	822,324

		2,727,781

	Semiconductors — 2.4%

62,000	Emulex Corp.*	447,020
16,100	Entegris, Inc.*	130,893
33,200	Formfactor, Inc.*	185,588
12,300	Integrated Silicon Solution, Inc.*	113,898
17,000	LTX-Credence Corp.*	97,750
45,100	MKS Instruments, Inc.	1,149,599
46,100	NXP Semiconductor NV* ‡	1,152,961
20,800	Photronics, Inc.*	111,696
163,800	PMC-Sierra, Inc.*	923,832
11,600	Rovi Corp.*	168,316
60,650	Rudolph Technologies, Inc.*	636,825
79,600	Skyworks Solutions, Inc.*	1,875,774
99,200	Teradyne, Inc.*	1,410,624

		8,404,776

	Shipbuilding — 0.0%

1,400	Huntington Ingalls Industries, Inc.*	58,870

	Software — 1.5%

9,100	Acxiom Corp.*	166,257
63,100	Allscripts Healthcare Solutions, Inc.*	784,333
54,360	CSG Systems International, Inc.*	1,222,556
49,150	Fidelity National Information Services, Inc.	1,534,463
19,800	Quality Systems, Inc.	367,290
75,100	Schawk, Inc.¤	980,055
2,300	SYNNEX Corp.*	74,934

		5,129,888

38	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Telecommunications — 1.2%

11,780	Atlantic Tele-Network, Inc.	506,304
32,700	Calix, Inc.*	209,280
8,900	Comtech Telecommunications Corp.	245,996
2,500	GeoEye, Inc.*	66,075
21,200	Harmonic, Inc.*	96,248
18,100	IDT Corp. Class B	185,887
900	Loral Space & Communications, Inc.	63,990
46,520	NeuStar, Inc. Class A*	1,862,196
32,400	NII Holdings, Inc.* ‡	254,340
20,400	Oplink Communications, Inc.*	337,416
26,100	TeleNav, Inc.*	155,817
4,300	USA Mobility, Inc.	51,041
24,200	Vonage Holdings Corp.*	55,176

		4,089,766

	Textiles — 0.6%

21,965	G&K Services, Inc. Class A	687,724
20,655	UniFirst Corp.	1,379,548

		2,067,272

	Toys, Games & Hobbies — 0.1%

17,715	JAKKS Pacific, Inc.‡	258,108

	Transportation — 0.9%

6,800	Air Transport Services Group, Inc.*	29,920
39,300	Arkansas Best Corp.	311,256
4,100	Bristow Group, Inc.	207,255
8,690	Heartland Express, Inc.	116,099
23,640	Nordic American Tankers, Ltd.‡	238,291
19,300	Pacer International, Inc.*	76,814
44,300	Ryder System, Inc.	1,730,358
15,200	Saia, Inc.*	306,128
1,900	Ship Finance International, Ltd.	29,868

		3,045,989

	Trucking & Leasing — 0.4%

108,480	Aircastle, Ltd.	1,229,078
1,100	Amerco, Inc.	116,996

		1,346,074

	Water — 0.4%

11,200	American States Water Co.	497,616
22,875	American Water Works Co., Inc.	847,748

		1,345,364

	TOTAL COMMON STOCKS (COST $308,051,904)	337,439,856

See accompanying Notes to the Financial Statements.	39

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 9.2%

		Bank Deposit — 3.4%

11,865,492		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/12	11,865,492

		Securities Lending Collateral — 5.8%

19,948,386		State Street Navigator Securities Lending Prime Portfolio***	19,948,386

		TOTAL SHORT-TERM INVESTMENTS (COST $31,813,878)	31,813,878

		TOTAL INVESTMENTS — 106.9% (Cost $339,865,782)	369,253,734

		Other Assets and Liabilities (net) — (6.9)%	(23,778,557)

		NET ASSETS — 100.0%	$345,475,177

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	¤	Illiquid security. The total market value of the securities at period end is $980,055 which represents 0.3% of net assets. The aggregate tax cost of these securities held at September 30, 2012 was $1,081,720.

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2012 was $0.

40	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
27	Russell 2000 Mini Index	December 2012	$2,252,880	$912

See accompanying Notes to the Financial Statements.	41

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.7
Futures Contracts	0.0
Short-Term Investments	9.2
Other Assets and Liabilities (net)	(6.9)

100.0%

42	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.5%

	Australia — 3.0%

151,279	ALS Ltd.	1,351,336
187,085	AMP, Ltd.	842,400
54,536	ASX, Ltd.	1,676,973
839,433	Atlas Iron, Ltd.	1,230,826
294,129	BGP Holdings Plc¤ ****	—
238,761	BHP Billiton, Ltd.	8,203,420
3,996,331	Boart Longyear Group	6,836,265
212,125	Brambles, Ltd.	1,548,533
102,960	Caltex Australia, Ltd.	1,769,836
253,540	Computershare, Ltd.	2,188,347
25,834	CSL, Ltd.	1,235,780
1,003,582	Emeco Holdings, Ltd.	761,846
112,303	Flight Centre, Ltd.‡	2,754,932
1,418,282	Fortescue Metals Group, Ltd.‡	5,147,301
98,334	iiNET, Ltd.	376,308
107,830	Insurance Australia Group, Ltd.	490,019
59,047	Macquarie Group, Ltd.	1,747,528
203,207	Mineral Resources, Ltd.‡	1,620,785
67,846	Monadelphous Group, Ltd.	1,389,895
63,385	National Australia Bank, Ltd.	1,680,149
79,569	NRW Holdings, Ltd.	169,625
19,842	Rio Tinto, Ltd.	1,101,014
568,367	Sigma Pharmaceuticals, Ltd.	378,269
443,644	Suncorp-Metway, Ltd.	4,262,831
84,628	Sydney Airport	278,095
1,609,930	Telstra Corp., Ltd.	6,562,731
207,158	TPG Telecom, Ltd.	478,240

	Total Australia	56,083,284

	Austria — 0.2%

77,818	OMV AG	2,726,573
59,439	Voestalpine AG	1,780,945

	Total Austria	4,507,518

	Belgium — 0.7%

29,295	Ageas	703,258
38,658	Anheuser-Busch InBev NV	3,290,866
2,596	Barco NV	176,673
57,605	Belgacom SA	1,760,084
36,035	Colruyt SA‡	1,571,339
44,699	Delhaize Group	1,727,745
20,411	KBC Ancora*	199,041
37,926	KBC Groep NV	910,943
28,619	UCB SA‡	1,575,456

	Total Belgium	11,915,405

See accompanying Notes to the Financial Statements.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Bermuda — 1.0%

543,621	Catlin Group, Ltd.	4,175,879
1,001,000	Digital China Holdings, Ltd.	1,595,765
1,031,533	Esprit Holdings, Ltd.	1,585,899
391,490	Hiscox, Ltd.	3,072,384
257,000	Hongkong Land Holdings, Ltd.	1,544,570
30,400	Jardine Matheson Holdings, Ltd.	1,729,760
70,566	Seadrill, Ltd.	2,757,409
550,500	Yue Yuen Industrial Holdings	1,853,165

	Total Bermuda	18,314,831

	Brazil — 0.9%

79,155	Banco do Brasil SA	967,589
413,025	BR Malls Participacoes SA	5,730,803
80,200	Ez Tec Empreendimentos e Participacoes SA	995,385
273,131	Itau Unibanco Holding SA, ADR	4,173,442
71,000	Light SA	822,757
186,373	Petroleo Brasileiro SA, Sponsored ADR	4,113,252

	Total Brazil	16,803,228

	Canada — 0.9%

13,850	Bank of Montreal	817,811
267,238	Cameco Corp.‡	5,201,085
156,540	Gildan Activewear, Inc.	4,958,943
129,266	Potash Corp. of Saskatchewan (Toronto Exchange)	5,613,635
6,131	Valeant Pharmaceuticals International, Inc.*	338,094

	Total Canada	16,929,568

	Cayman Islands — 0.7%

2,225,000	Dongyue Group	987,199
1,552,678	Sands China, Ltd.	5,787,559
191,300	Tencent Holdings, Ltd.	6,538,484

	Total Cayman Islands	13,313,242

	China — 0.1%

1,029,000	China Communications Construction Co., Ltd. Class H	832,145
948,000	China Petroleum & Chemical Corp. Class H	885,244
720,000	PetroChina Co., Ltd. Class H	945,359

	Total China	2,662,748

	Denmark — 3.1%

55,520	Carlsberg AS Class B	4,924,806
31,786	Christian Hansen Holding AS	958,857
9,328	Coloplast AS Class B	1,944,608
165,157	Danske Bank AS*	2,984,147
46,036	FLSmidth & Co. AS	2,673,371
253,151	GN Store Nord AS	3,899,100
24,089	Jyske Bank AS*	716,692
21,020	NKT Holding AS	732,758

44	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

135,151	Novo Nordisk AS	21,376,090
39,782	Novo Nordisk AS, Sponsored ADR	6,277,997
75,434	Pandora AS‡	1,028,420
39,255	Sydbank AS*	741,120
920,377	TDC AS	6,712,307
5,041	Topdanmark AS*	988,261
212,246	Vestas Wind Systems AS* ‡	1,510,549

	Total Denmark	57,469,083

	Finland — 1.2%

462,921	Fortum OYJ	8,534,198
43,598	Metso OYJ	1,559,830
1,488,063	Nokia OYJ, Sponsored ADR	3,824,322
1,206,834	Nokia OYJ‡	3,120,709
82,854	Orion OYJ Class B‡	1,774,751
128,277	Tieto OYJ	2,217,980
149,908	UPM-Kymmene OYJ	1,696,174

	Total Finland	22,727,964

	France — 8.5%

3,170	April Group	53,017
578,978	AXA SA	8,632,869
240,247	BNP Paribas	11,429,692
86,765	Bouygues SA‡	2,120,840
234,662	Cie Generale de Geophysique-Veritas* ‡	7,396,368
29,244	Cie Generale des Etablissements Michelin	2,293,461
230,830	CNP Assurances	3,018,626
505,569	Credit Agricole SA*	3,492,725
183,709	Danone SA	11,323,124
96,423	Dassault Systemes SA	10,142,177
3,330	Essilor International	312,178
128,355	Etablissements Maurel et Prom	1,905,585
22,154	Euler Hermes SA	1,466,952
12,717	Eurazeo	583,249
382,009	Faurecia‡	6,332,390
485,878	France Telecom SA	5,868,268
18,437	GameLoft SA*	122,628
5,505	Gecina SA REIT	564,166
3,383	Ipsen SA	82,562
9,364	L’Oreal	1,159,623
131,123	Legrand SA	4,947,669
39,935	LVMH Moet Hennessy Louis Vuitton SA	6,011,034
138,658	Metropole Television SA	1,894,432
709,248	Natixis	2,235,496
62,078	Neopost SA‡	3,431,727
68,309	PagesJaunes Groupe* ‡	126,986
3,087	Parrot SA*	97,340
79,998	Pernod-Ricard SA	8,985,718

See accompanying Notes to the Financial Statements.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	France — continued

8,084	Plastic Omnium SA	201,553
2,485	Remy Cointreau SA	286,127
12,634	Renault SA	593,583
159,104	Sanofi-Aventis	13,580,998
33,487	Schneider Electric SA	1,984,096
304,577	SCOR SE	7,862,233
190,799	Societe Generale*	5,424,729
1,329	Societe Internationale de Plantations d’Heveas SA	113,152
90,102	Technicolor*	222,559
140,360	Total SA	6,970,121
47,526	Total SA, Sponsored ADR	2,381,053
132,463	UBISOFT Entertainment*	1,057,757
10,622	Unibail-Rodamco REIT	2,119,472
78,038	Valeo SA	3,614,251
174,598	Vivendi SA	3,408,612

	Total France	155,851,198

	Germany — 8.3%

21,502	ADVA AG Optical Networking*	137,426
12,491	Aurubis AG	728,759
22,599	BASF SE	1,908,682
346,217	Bayer AG	29,766,619
100,263	Bayerische Motoren Werke AG	7,340,725
26,988	Beiersdorf AG	1,982,515
21,057	Brenntag AG	2,698,146
127,397	Continental AG	12,488,890
117,121	DaimlerChrysler AG	5,675,216
482,918	Deutsche Post AG	9,443,362
408,878	Deutsche Telekom AG	5,036,655
249,400	Deutsche Wohnen AG	4,386,061
121,531	Deutz AG*	547,067
29,898	Duerr AG	1,993,577
133,599	E.ON AG	3,173,673
23,273	Fresenius Medical Care AG & Co. KGaA	1,708,417
130,876	Fresenius SE	15,210,719
249,476	GEA Group AG	7,556,786
91,364	GSW Immobilien AG	3,392,197
27,943	Hannover Rueckversicherung AG	1,787,547
6,445	Henkel AG & Co. KGaA	420,959
22,885	Kabel Deutschland Holding AG*	1,634,300
66,357	Leoni AG	2,480,801
47,241	Linde AG	8,143,921
26,120	Merck Kgaa	3,225,923
34,716	Metro AG	1,039,511
11,574	Muenchener Rueckver AG	1,809,129
45,877	Rheinmetall AG	2,142,453
68,732	SAP AG	4,873,030
51,498	Suedzucker AG	1,825,247

46	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

86,264	Symrise AG	2,924,286
195,610	TAG Immobilien AG‡	2,084,435
83,045	TUI AG*	716,238
10,991	Volkswagen AG	1,841,017

	Total Germany	152,124,289

	Greece — 0.1%

214,703	Hellenic Telecommunications Organization SA*	803,786
68,651	Intralot SA-Integrated Lottery Systems & Services	116,582
25,805	JUMBO SA	142,752
72,007	OPAP SA	370,548

	Total Greece	1,433,668

	Hong Kong — 1.1%

424,400	AIA Group, Ltd.	1,573,727
2,423,800	China Resources Power Holdings Co., Ltd.	5,308,242
769,830	China Unicom Hong Kong, Ltd.	1,262,985
156,000	Galaxy Entertainment Group, Ltd.*	525,147
183,000	Hutchison Whampoa, Ltd.	1,771,406
4,947,581	Lenovo Group, Ltd.	4,115,938
1,241,000	New World Development, Ltd.	1,920,743
4,327,000	PCCW, Ltd.	1,769,141
96,000	SJM Holdings, Ltd.	208,511
178,000	Swire Pacific, Ltd. Class A	2,179,873
49,000	Television Broadcasts, Ltd.	362,448

	Total Hong Kong	20,998,161

	Indonesia — 0.5%

6,357,000	Bank Rakyat Indonesia Persero Tbk PT	4,948,762
254,000	Indo Tambangraya Megah Tbk PT	1,118,714
4,177,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,069,347
644,000	Tambang Batubara Bukit Asam Persero Tbk PT	1,090,157
4,228,500	Vale Indonesia Tbk PT	1,303,456

	Total Indonesia	9,530,436

	Ireland — 0.5%

326,955	CRH Plc	6,293,363
32,673	Paddy Power Plc	2,420,727

	Total Ireland	8,714,090

	Israel — 0.6%

11,554	NICE Systems, Ltd.*	382,581
273,364	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	11,320,003

	Total Israel	11,702,584

	Italy — 2.8%

191,780	Assicurazioni Generali Spa‡	2,760,852

See accompanying Notes to the Financial Statements.	47

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

109,963	Azimut Holding Spa	1,269,669
127,545	Banca Piccolo Credito Valtellinese Scarl	209,374
91,988	Banca Popolare dell’Emilia Romagna Scarl	496,329
571,016	Banca Popolare di Milano Scarl*	300,383
675,596	Beni Stabili Spa REIT	356,353
662,813	Enel Spa	2,346,654
450,391	ENI Spa‡	9,861,862
32,677	Exor Spa	822,702
337,587	Fiat Spa (MIL Exchange)*	1,803,237
3,241,825	Intesa Sanpaolo Spa	4,933,828
383,751	Intesa Sanpaolo Spa-RSP	496,658
120,240	Mediolanum Spa	518,207
968,187	Milano Assicurazioni Spa*	421,626
51,195	Pirelli & C. Spa	551,926
51,872	Salvatore Ferragamo Italia Spa	1,080,412
5,951,489	Telecom Italia Spa	5,972,139
6,211,769	Telecom Italia Spa-RNC	5,446,165
2,484,472	UniCredit Spa*	10,330,352
196,945	Unione di Banche Italiane SCPA	728,691

	Total Italy	50,707,419

	Japan — 19.9%

32,800	Advantest Corp.	427,918
34,100	Aeon Co., Ltd.	387,022
451,200	Aiful Corp.*	794,530
14,000	Ain Pharmaciez, Inc.	1,002,314
39,700	Aisin Seiki Co., Ltd.	1,132,828
79,000	Ajinomoto Co., Inc.	1,242,879
92,300	Alpine Electronics, Inc.	862,495
74,500	Alps Electric Co., Ltd.	386,864
265,000	Amada Co., Ltd.	1,164,910
54,300	AOC Holdings, Inc.	159,829
98,400	Astellas Pharma, Inc.	5,014,859
60,500	Best Denki Co., Ltd.*	105,758
146,600	Bridgestone Corp.	3,410,617
72,800	Brother Industries, Ltd.	677,470
279,000	Calsonic Kansei Corp.	1,079,422
222,000	Central Glass Co., Ltd.	662,005
16,000	Central Japan Railway Co.	1,410,797
245,294	Chiba Bank, Ltd. (The)	1,431,407
138,500	Citizen Holdings Co., Ltd.	706,742
53,700	Coca-Cola Central Japan Co., Ltd.	695,753
6,400	Cocokara fine, Inc.	224,165
22,900	Cosmos Pharmaceutical Corp.	2,110,450
47,600	Credit Saison Co., Ltd.	1,154,514
2,643	Dai-ichi Life Insurance Co., Ltd. (The)	3,009,895
199,000	Daicel Corp.	1,197,069
75,000	Daihatsu Motor Co., Ltd.	1,255,141
100,900	Daiichi Sanyko Co., Ltd.	1,673,021

48	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

219,800	Daikin Industries, Ltd.	5,715,365
335,000	Daikyo, Inc.	848,265
686,000	Daiwa House Industry Co., Ltd.	9,990,206
960,246	Daiwa Securities Group, Inc.	3,665,721
203,900	Dena Co., Ltd.	6,793,172
40,000	Denso Corp.	1,260,154
20,700	Eisai Co., Ltd.	936,555
213,000	Fuji Heavy Industries, Ltd.	1,774,087
2,942	Fuji Media Holdings, Inc.	4,832,745
126,100	FUJIFILM Holdings Corp.	2,120,036
97,000	Fujitsu General, Ltd.	862,776
577,000	Fujitsu, Ltd.	2,173,021
517,000	Fukuoka Financial Group, Inc.	2,106,542
29,400	Funai Electric Co., Ltd.	416,059
28,800	Fuyo General Lease Co., Ltd.	845,121
72,197	Glory, Ltd.	1,701,919
241,294	Hachijuni Bank, Ltd. (The)	1,342,934
6,900	Heiwado Co., Ltd.	100,751
427,000	Hino Motors, Ltd.	2,804,589
19,400	Hirose Electric Co., Ltd.	2,181,877
31,959	Hisamitsu Pharmaceutical Co., Inc.	1,772,533
34,300	Hitachi High-Technologies Corp.	830,166
69,000	Hitachi Kokusai Electric, Inc.	458,522
55,800	House Foods Corp.	947,452
1,112	Inpex Holdings, Inc.	6,653,419
451,000	Isuzu Motors, Ltd.	2,185,437
50,900	Ito En, Ltd.	1,019,963
127,600	Itochu Corp.	1,297,321
32,000	Japan Aviation Electronics Industry, Ltd.	269,820
83,000	Japan Securities Finance Co., Ltd.	381,928
513,500	Japan Tobacco, Inc.	15,457,802
346,714	Joyo Bank, Ltd. (The)	1,702,375
45,900	JVC Kenwood Holdings, Inc.	165,193
259,300	JX Holdings, Inc.	1,423,150
259,000	Kaneka Corp.	1,251,722
442,008	Kao Corp.	13,067,075
3,192	Kao Corp., Sponsored ADR	94,004
326,500	KDDI Corp.	25,431,748
210,000	Kirin Holdings Co., Ltd.	2,817,995
61,900	Kobayashi Pharmaceutical Co., Ltd.	3,313,798
209,200	Komatsu, Ltd.	4,132,910
755,764	Konica Minolta Holdings, Inc.	5,828,514
68,186	Kose Corp.	1,594,220
76,373	Lawson, Inc.	5,889,949
16,000	Marudai Food Co., Ltd.	59,434
64,200	Matsushita Electric Industrial Co., Ltd.	425,799
20,600	Megmilk Snow Brand Co., Ltd.	366,193
25,300	MEIJI Holdings Co., Ltd.	1,260,122
18,600	Ministop Co., Ltd.	310,797

See accompanying Notes to the Financial Statements.	49

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

66,000	Mitsubishi Estate Co., Ltd.	1,267,404
226,000	Mitsubishi Gas Chemical Co., Inc.	1,138,715
745,300	Mitsubishi UFJ Financial Group, Inc.	3,506,167
14,650	Mitsubishi UFJ Lease & Finance Co., Ltd.	619,518
598,000	Mitsui Chemicals, Inc.	1,176,015
90,000	Mitsui Sugar Co., Ltd.	300,771
221,000	Morinaga Milk Industry Co., Ltd.	755,604
171,500	MS&AD Insurance Group Holdings	2,978,104
9,600	Musashi Seimitsu Industry Co., Ltd.	177,440
100,900	Nexon Co., Ltd.*	1,391,590
63,100	Nidec Corp.	4,631,118
56,300	Nihon Kohden Corp.	1,960,369
19,100	Nintendo Co., Ltd.	2,428,008
13,000	Nippo Corp.	151,221
81,000	Nippon Flour Mills Co., Ltd.	362,314
83,000	Nippon Sharyo, Ltd.	292,314
236,800	Nippon Telegraph & Telephone Corp.	11,322,571
218,400	Nippon Television Network Corp.	3,222,663
400,000	Nishimatsu Construction Co., Ltd.	616,967
50,597	Nissan Motor Company, Ltd.	432,481
14,400	Nissin Kogyo Co., Ltd.	189,162
49,600	Nitori Co., Ltd.	4,622,108
130,900	NKSJ Holdings, Inc.	2,570,889
357,400	Nomura Holdings, Inc.	1,281,679
51,200	Nomura Real Estate Holdings, Inc.	902,910
181,341	Nomura Research Institute, Ltd.	3,750,356
6,009	NTT DoCoMo, Inc.	9,778,141
13,410	Obic Co., Ltd.	2,821,616
771,000	Oki Electric Industry Co., Ltd.*	881,992
21,800	Ono Pharmaceutical Co., Ltd.	1,346,388
29,100	Oracle Corp. Japan	1,505,495
228,000	Orient Corp.*	351,671
53,720	Orix Corp.	5,413,429
101,400	Otsuka Holdings Co., Ltd.	3,154,087
314,300	Pioneer Corp.*	771,611
26,400	Pola Orbis Holdings, Inc.	834,756
210,000	Press Kogyo Co., Ltd.	842,159
749,600	Rakuten, Inc.	7,659,794
626,200	Resona Holdings, Inc.	2,575,630
47,000	Riken Corp.	173,380
15,800	Round One Corp.	76,360
56,134	Sankyo Co., Ltd.	2,622,713
11,000	Sanoh Industrial Co., Ltd.	71,967
76,533	Santen Pharmaceutical Co., Ltd.	3,531,536
320,441	Sapporo Hokuyo Holdings, Inc.*	922,606
31,800	Seiko Epson Corp.	194,560
30,000	Sekisui Chemical Co., Ltd.	242,545
162,700	Seven & I Holdings Co., Ltd.	5,012,749
2,759	Seven & I Holdings Co., Ltd., ADR	168,713

50	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

184,240	Shin-Etsu Chemical Co., Ltd.	10,396,062
93,900	Showa Corp.	831,582
1,368	SKY Perfect JSAT Holdings, Inc.	618,062
87,500	Sodick Co., Ltd.	372,269
141,200	Softbank Corp.	5,735,116
59,700	Sony Financial Holdings, Inc.	1,026,717
11,000	Sugi Holdings Co., Ltd.	387,545
98,300	Sumitomo Corp.	1,330,461
94,800	Sumitomo Electric Industries, Ltd.	1,005,270
250,341	Sumitomo Mitsui Financial Group	7,851,312
48,800	Sumitomo Rubber Industries, Ltd.	581,460
78,000	T.RAD Co., Ltd.	172,442
73,800	Tachi-S Co., Ltd.	1,257,825
112,000	Takara Holdings, Inc.	830,643
29,300	Takeda Pharmaceutical Co., Ltd.	1,353,901
370,000	Toagosei Co., Ltd.	1,398,200
9,100	Tocalo Co., Ltd.	140,009
256,300	Tokio Marine Holdings, Inc.	6,568,923
35,400	TOMONY Holdings, Inc.	158,799
226,000	Toppan Printing Co., Ltd.	1,315,913
16,300	Topre Corp.	138,487
742,900	TOTO, Ltd.	5,481,036
46,600	Toyota Industries Corp.	1,308,753
146,400	Toyota Motor Corp.	5,720,514
13,100	Unicharm Corp.	754,344
46,000	Uniden Corp.	97,558
29,800	Unipres Corp.	662,265
155,100	UNY Co., Ltd.	1,210,099
27,327	USS Co., Ltd.	2,897,786
33,400	West Japan Railway Co.	1,431,735
361,562	Yamato Holdings Co., Ltd.	5,744,096
577,800	Yokogawa Electric Corp.	6,698,915
128,000	Yokohama Rubber Co., Ltd. (The)	947,661
13,500	Yorozu Corp.	211,870

	Total Japan	365,901,916

	Luxembourg — 0.9%

55,607	ArcelorMittal	798,368
47,926	ArcelorMittal (NPV Shares)	692,052
54,637	Millicom International Cellular SA, ADR	5,079,043
27,100	Tenaris SA, ADR	1,104,867
445,957	Tenaris SA	9,110,729

	Total Luxembourg	16,785,059

	Malaysia — 0.2%

528,400	Boustead Holdings Bhd	898,963
814,000	Genting Malaysia Bhd	932,112
289,300	Sime Darby Bhd	927,577

	Total Malaysia	2,758,652

See accompanying Notes to the Financial Statements.	51

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Malta — 0.1%

31,613	Unibet Group Plc, SDR	887,166

	Mauritius — 0.1%

3,170,000	Golden Agri-Resources, Ltd.	1,705,551

	Mexico — 0.4%

505,000	Alfa SAB de CV Class A	941,088
210,153	America Movil SA de CV Series L, ADR	5,346,292
293,900	Grupo Mexico SAB de CV Series B	972,409

	Total Mexico	7,259,789

	Netherlands — 2.3%

370,970	Aegon NV	1,930,487
135,126	Aegon NV, ADR	704,006
32,884	Akzo Nobel NV	1,861,008
86,663	ASM International NV‡	2,917,743
91,476	ASML Holding NV	4,910,432
30,558	ASML Holding NV, ADR	1,635,022
33,613	Corio NV REIT	1,430,698
89,830	Delta Lloyd NV	1,371,194
7,822	Eurocommercial Properties NV REIT	296,758
38,028	Heineken Holding NV	1,849,045
187,987	Heineken NV	11,219,199
438,598	ING Groep NV, ADR*	3,469,611
181,482	Koninklijke Ahold NV	2,275,696
36,110	Koninklijke DSM NV	1,802,473
150,606	Royal KPN NV	1,152,065
485,964	STMicroelectronics NV	2,621,432
15,510	Wereldhave NV	863,393

	Total Netherlands	42,310,262

	New Zealand — 0.2%

239,820	AMP NZ Office, Ltd.	195,234
153,294	Goodman Property Trust REIT	129,888
143,839	Ryman Healthcare, Ltd.	489,897
182,075	Sky City Entertainment Group, Ltd.	571,724
1,031,832	Telecom Corp. of New Zealand, Ltd.	2,040,000

	Total New Zealand	3,426,743

	Norway — 2.3%

26,153	Aker Solutions ASA	495,668
874,732	DnB NOR ASA	10,733,986
42,752	Fred Olsen Energy ASA	1,911,772
675,866	Marine Harvest ASA*	546,615
1,307,156	Norsk Hydro ASA	6,128,435
189,684	Petroleum Geo-Services ASA	3,137,765
315,065	Statoil ASA	8,139,693
19,498	Statoil ASA, Sponsored ADR	502,853

52	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

352,190	Storebrand ASA*	1,619,208
135,881	TGS Nopec Geophysical Co. ASA	4,436,165
80,524	Yara International ASA	4,036,890

	Total Norway	41,689,050

	Pakistan — 0.0%

60,257	Pakistan Petroleum	111,805

	Portugal — 0.1%

846,533	EDP - Energias de Portugal SA	2,332,776
43,096	Sonaecom SGPS SA	76,456

	Total Portugal	2,409,232

	Singapore — 1.5%

797,946	DBS Group Holdings, Ltd.	9,360,433
999,000	First Resources, Ltd.	1,718,342
344,000	Frasers Commercial Trust REIT	329,502
1,445,000	Indofood Agri Resources, Ltd.‡	1,607,911
42,000	Jardine Cycle & Carriage, Ltd.‡	1,646,857
176,000	Keppel Corp., Ltd.	1,635,608
390,000	M1, Ltd.	874,297
3,884,000	Olam International, Ltd.‡	6,490,748
174,000	Parkway Life Real Estate Investment Trust REIT	281,560
37,000	UOL Group, Ltd.	172,830
227,230	Venture Corp., Ltd.	1,491,156
1,997,000	Yangzijiang Shipbuilding Holdings, Ltd.‡	1,595,386

	Total Singapore	27,204,630

	South Africa — 0.4%

13,873	Kumba Iron Ore, Ltd.	845,580
121,126	Sasol, Ltd.	5,465,177
298,702	Steinhoff International Holdings, Ltd.*	944,129

	Total South Africa	7,254,886

	South Korea — 1.1%

279,616	Celltrion, Inc.	7,044,333
28,160	Hana Financial Group, Inc.	862,720
4,258	Hyundai Heavy Industries Co., Ltd.	967,357
3,371	Hyundai Mobis	941,760
27,249	Hyundai Motor Co.	6,178,328
15,346	Kia Motors Corp.	958,240
3,258	Lotte Shopping Co., Ltd.	938,039
2,652	Samsung Electronics Co., Ltd.	3,211,726

	Total South Korea	21,102,503

	Spain — 1.9%

246,469	Amadeus IT Holding SA	5,748,702
382,813	Banco Bilbao Vizcaya Argentaria SA‡	3,010,584

See accompanying Notes to the Financial Statements.	53

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

663,288	Banco Santander SA*	4,944,988
39,412	Bolsas y Mercados Espanoles SA‡	829,763
8,965	Corp. Financiera Alba SA	342,083
6,879	Criteria Caixacorp SA‡	25,895
80,254	Distribuidora Internacional de Alimentacion SA	443,445
54,891	Duro Felguera SA	336,138
121,848	Endesa SA‡	2,343,523
69,953	Grifols SA*	2,312,859
9,669	Grupo Catalana Occidente SA	158,226
77,518	Inditex SA	9,636,608
886,823	Mapfre SA	2,432,393
43,935	Repsol VPF SA	852,922
31,235	Tecnicas Reunidas SA	1,453,850
11,927	Viscofan SA	546,556

	Total Spain	35,418,535

	Sweden — 3.5%

38,578	Betsson AB	1,026,730
105,584	Boliden AB	1,763,330
8,851	Elekta AB‡	117,107
99,649	Getinge AB	3,012,298
62,961	Holmen AB	1,723,683
38,259	Industrivarden AB	548,508
119,489	Investment AB Kinnevik Class B	2,485,785
67,570	Investment AB Oresund*	976,460
239,503	Investor AB Class B	5,282,026
89,855	JM AB	1,644,541
26,863	Meda AB	272,252
1,565,067	Nordea Bank AB	15,503,630
98,800	Saab AB	1,898,667
485,183	Skandinaviska Enskilda Banken AB	4,069,955
201,117	Svenska Handelsbanken AB Series A	7,548,866
276,751	Swedbank AB	5,208,656
88,499	Swedish Match AB	3,584,988
740,294	Telefonaktiebolaget LM Ericsson	6,757,557
236,769	TeliaSonera AB	1,707,354

	Total Sweden	65,132,393

	Switzerland — 8.9%

91,829	ABB, Ltd.	1,723,626
19,563	Actelion, Ltd-REG	980,023
141,156	Aryzta AG	6,773,926
9,667	Bucher Industries AG	1,733,230
97,740	Cie Financiere Richemont SA	5,865,648
13,178	Dufry AG*	1,580,294
2,983	Forbo Holding AG	1,761,614
13,389	Geberit AG	2,913,440
4,335	Georg Fischer AG	1,533,717

54	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

4,448	Givaudan SA	4,224,133
11,810	Holcim, Ltd.	752,734
97,831	Julius Baer Group, Ltd.	3,414,404
52,198	Logitech International SA	478,769
420,848	Nestle SA	26,554,891
224,332	Novartis AG	13,737,292
42,305	Novartis AG, ADR	2,591,604
178,451	Roche Holding AG	33,362,248
13,627	Schindler Holding AG	1,676,188
4,435	SGS SA	9,117,280
8,843	Sonova Holding AG-REG	894,368
32,452	Swiss Life Holding	3,863,991
155,651	Swiss Re, Ltd.	10,011,814
23,563	Syngenta AG	8,812,933
34,610	Transocean, Ltd.	1,544,892
24,186	Transocean, Ltd.	1,085,709
511,863	UBS AG	6,236,254
42,424	Zurich Insurance Group AG	10,572,144

	Total Switzerland	163,797,166

	Taiwan — 0.4%

172,280	Asustek Computer, Inc.	1,871,874
10,522	Hon Hai Precision Industry Co., Ltd., GDR	65,920
38,780	Hon Hai Precision Industry Co., Ltd.	121,711
346,817	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,486,645

	Total Taiwan	7,546,150

	Thailand — 0.5%

1,052,000	Advanced Info Service PCL (Registered Shares)	7,314,100
1,720,200	Krung Thai Bank PCL	1,022,731
87,100	PTT PCL	930,991

	Total Thailand	9,267,822

	United Kingdom — 16.6%

2,147,430	Aberdeen Asset Management Plc	10,787,917
52,048	Amec Plc	963,179
218,318	Amlin Plc	1,422,498
29,285	Anglo American Plc	868,348
346,727	Ashtead Group Plc	1,812,938
65,519	AstraZeneca Plc, Sponsored ADR	3,135,739
42,382	AstraZeneca Plc	2,022,355
346,122	Aviva Plc	1,781,270
126,034	Babcock International Group Plc	1,886,627
59,454	BAE Systems Plc	312,116
391,263	Balfour Beatty Plc	1,918,811
1,983,105	Barclays Plc	6,880,177
32,743	Barclays Plc, Sponsored ADR	454,145
720,930	Barratt Developments Plc*	1,973,247

See accompanying Notes to the Financial Statements.	55

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

51,705	Berendsen Plc	455,455
80,668	Bodycote Plc	508,936
1,572,545	BP Plc	11,084,239
411,139	British American Tobacco Plc	21,108,922
62,833	British American Tobacco Plc, Sponsored ADR	6,449,179
1,155,781	BT Group Plc	4,305,680
16,352	BT Group Plc, Sponsored ADR	608,294
323,520	Bunzl Plc	5,793,636
76,514	Burberry Group Plc	1,236,783
591,936	Cairn Energy Plc	2,629,565
154,628	Capita Group Plc	1,933,874
365,170	Chemring Group Plc	1,913,500
1,708,498	Cobham Plc	6,116,440
605,740	Compass Group Plc	6,685,645
607,236	Cookson Group Plc	5,853,969
1,284,320	DSG International Plc*	410,221
107,752	easyJet Plc	1,010,058
28,562	Experian Plc	474,594
31,487	Ferrexpo Plc	98,538
17,067	Fresnillo Plc	510,683
296,759	GlaxoSmithKline Plc, Sponsored ADR	13,722,136
441,737	Glaxosmithkline Plc	10,182,595
12,858	Go-Ahead Group Plc	272,412
405,842	Halma Plc	2,778,043
74,107	Highland Gold Mining, Ltd.	138,216
42,149	HSBC Holdings Plc, Sponsored ADR	1,958,243
185,600	HSBC Holdings Plc	1,746,303
1,899,721	HSBC Holdings Plc (Ordinary Shares)	17,586,942
340,789	ICAP Plc	1,767,032
125,195	IMI Plc	1,819,483
74,471	Imperial Tobacco Group Plc	2,756,261
51,929	Inchcape Plc	301,542
1,037,139	ITV Plc	1,480,498
172,609	Jardine Lloyd Thompson Group Plc	2,133,670
425,681	Kingfisher Plc	1,816,083
2,606,139	Lloyds TSB Group Plc*	1,634,118
110,698	London Stock Exchange Group Plc	1,685,660
313,880	Meggitt Plc	2,001,563
213,391	Mitchells & Butlers Plc*	1,003,772
199,471	Mondi Plc	2,029,266
30,089	Morgan Crucible Co. Plc	128,320
62,900	Next Plc	3,504,195
2,631	Northgate Plc	10,207
428,087	Old Mutual Plc	1,174,476
228,320	Pearson Plc	4,461,161
145,304	Persimmon Plc	1,779,720
76,683	Petrofac, Ltd.	1,975,051
697,137	Prudential Plc	9,022,777
312,279	QinetiQ Group Plc	955,588

56	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

18,921	Randgold Resources, Ltd., ADR	2,327,283
175,695	Reckitt Benckiser Group Plc	10,114,339
185,047	Reed Elsevier Plc	1,768,978
564,525	Resolution, Ltd.	1,979,072
16,299	Rio Tinto Plc, Sponsored ADR	762,141
223,332	Rolls-Royce Holdings Plc	3,040,165
407,897	Royal Bank of Scotland Group Plc*	1,692,787
13,454	Royal Dutch Shell PLC, ADR	933,842
55,110	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	1,907,183
331,370	Royal Dutch Shell Plc Class A (London Exchange)	11,461,757
191,023	SABMiller Plc	8,390,216
87,662	Shire Plc	2,567,836
108,047	Smiths Group Plc	1,809,298
168,769	Spectris Plc	4,701,109
368,515	Stagecoach Group Plc	1,670,978
328,482	Standard Chartered Plc	7,426,055
601,107	Standard Life Plc	2,647,009
995,153	Taylor Wimpey Plc	872,586
392,318	Thomas Cook Group Plc* ‡	110,865
74,901	Ultra Electronics Holdings Plc	1,865,050
21,450	Unilever Plc, Sponsored ADR	783,354
125,266	United Business Media, Ltd.	1,417,979
132,865	Vectura Group Plc*	185,586
4,967,880	Vodafone Group Plc	14,098,892
295,581	Vodafone Group Plc, Sponsored ADR	8,422,581
193,123	WH Smith Plc	2,016,142
367,191	William Hill Plc	1,878,433
131,931	WPP Plc	1,792,749
49,792	Xstrata Plc	769,869

	Total United Kingdom	306,647,045

	TOTAL COMMON STOCKS (COST $1,662,860,243)	1,760,405,071

	INVESTMENT COMPANY — 1.0%

	United States — 1.0%

347,074	iShares MSCI EAFE Index Fund	18,394,922

	TOTAL INVESTMENT COMPANY (COST $18,780,491)	18,394,922

	PREFERRED STOCKS — 1.0%

	Brazil — 0.1%

63,100	Bradespar SA, 7.07%	875,214
94,700	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 21.09%	919,553

	Total Brazil	1,794,767

	Germany — 0.9%

118,797	Henkel AG & Co. KGaA, 1.26%	9,458,791

See accompanying Notes to the Financial Statements.	57

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

37,767	Volkswagen AG, 2.13%	6,896,957

	Total Germany	16,355,748

	TOTAL PREFERRED STOCKS (COST $15,953,119)	18,150,515

	RIGHTS — 0.0%

	France — 0.0%

234,662	Cie Generale de Geophysique-Veritas, Strike Price $0.00, Expires 10/12/12* ‡	379,177

	Thailand — 0.0%

430,050	Krung Thai Bank PCL, Strike Price $0.00, Expires 10/11/12*	79,639

	TOTAL RIGHTS (COST $—)	458,816

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

12,756,064	OTC Euro versus Japanese Yen with Barclay’s Capital, Inc., Strike Price $121.25, Expires 03/26/13	1,805

	TOTAL CALL OPTIONS PURCHASED (COST $321,082)	1,805

	Put Options — 0.0%

512,881,300	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank Securities, Strike Price $90.70, Expires 03/26/13	1,226
353,205,535	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank Securities, Strike Price $85.70, Expires 07/23/13	27,171
555,203,500	OTC Japanese Yen versus U.S. Dollar with JP Morgan Securities, Inc., Strike Price $84.00, Expires 01/21/13	8,457

	TOTAL PUT OPTIONS PURCHASED (COST $235,329)	36,854

	TOTAL OPTIONS PURCHASED (COST $556,411)	38,659

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.7%

	Bank Deposit — 2.4%

43,260,476	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/12	43,260,476

	Securities Lending Collateral — 3.3%

60,797,558	State Street Navigator Securities Lending Prime Portfolio***	60,797,558

	TOTAL SHORT-TERM INVESTMENTS (COST $104,058,034)	104,058,034

	TOTAL INVESTMENTS — 103.2% (COST $1,802,208,298)	1,901,506,017

	Other Assets and Liabilities (net) — (3.2)%	(58,204,091)

	NET ASSETS — 100.0%	$1,843,301,926

58	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depository Receipt

*	Non-income producing security

¤	Illiquid security. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2012 was $0.

‡	All or a portion of this security is out on loan.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2012 was $0.

See accompanying Notes to the Financial Statements.	59

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	10.1
Pharmaceuticals	9.0
Telecommunications	8.8
Insurance	6.0
Chemicals	5.2
Oil & Gas	4.9
Food	3.7
Agriculture	3.1
Retail	3.0
Auto Manufacturers	2.5
Auto Parts & Equipment	2.5
Beverages	2.5
Diversified Financial Services	2.4
Software	1.7
Electronics	1.5
Media	1.5
Commercial Services	1.4
Holding Companies — Diversified	1.4
Building Materials	1.3
Electric	1.3
Health Care — Products	1.3
Mining	1.3
Real Estate	1.2
Engineering & Construction	1.1
Internet	1.1
Miscellaneous — Manufacturing	1.1
Oil & Gas Services	1.1
Semiconductors	1.1
Transportation	1.1
Cosmetics & Personal Care	1.0
Household Products & Wares	1.0
Unaffiliated Fund	1.0
Aerospace & Defense	0.9
Metal Fabricate & Hardware	0.9
Computers	0.7
Home Builders	0.7
Apparel	0.6
Investment Companies	0.6
Machinery — Diversified	0.6
Electrical Components & Equipment	0.5
Entertainment	0.5
Iron & Steel	0.5
Lodging	0.5
Biotechnology	0.4
Distribution & Wholesale	0.4
Food Service	0.4
Forest Products & Paper	0.3
Coal	0.2
Health Care — Services	0.2
Machinery — Construction & Mining	0.2
Office & Business Equipment	0.2

60	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
REITS	0.2
Shipbuilding	0.2
Airlines	0.1
Energy-Alternate Sources	0.1
Hand & Machine Tools	0.1
Home Furnishings	0.1
Leisure Time	0.1
Toys, Games & Hobbies	0.1
Short-Term Investments and Other Assets and Liabilities (net)	2.5

100.0%

See accompanying Notes to the Financial Statements.	61

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	DEBT OBLIGATIONS — 91.8%

	Asset Backed Securities — 3.0%

53,306	ACE Securities Corp., Series 2005-SD3, Class A, 0.62%, due 08/25/45†	51,532
37,989	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	38,179
354,780	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.56%, due 04/25/34†	309,002
292,552	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.20%, due 12/15/33†	256,983
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 3.15%, due 03/20/17 144A	223,343
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, due 05/20/18 144A	263,088
200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, due 03/20/19 144A	204,286
34,947	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.91%, due 02/28/44†	34,118
63,603	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.87%, due 05/28/44†	62,071
184,169	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.79%, due 09/25/34†	168,094
291,119	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.58%, due 09/25/35†	273,470
51,821	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.62%, due 12/25/42†	49,262
73,516	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.33%, due 12/25/36†	72,937
1,469,424	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,748,614
843,685	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	1,006,420
339,459	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.42%, due 11/25/45† 144A	307,184
77,900	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.29%, due 05/25/37†	57,793
118,024	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	127,466
32,023	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	32,903
221,998	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	235,318
314,232	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 10/01/22	342,513
44,766	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.45%, due 12/15/35†	24,621
98,294	CVS Pass-Through Trust, 5.88%, due 01/10/28	110,667
229,253	CVS Pass-Through Trust, 6.04%, due 12/10/28	266,923
53,635	CVS Pass-Through Trust, 6.94%, due 01/10/30	65,512
212,908	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	235,264
425,000	Greenpoint Manufactured Housing, Series 1999-2, Class A2, 2.98%, due 03/18/29†	364,153
250,000	Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, 3.62%, due 06/19/29†	204,976
250,000	Greenpoint Manufactured Housing, Series 1999-4, Class A2, 3.74%, due 02/20/30†	203,406
375,000	Greenpoint Manufactured Housing, Series 2001-2, Class IA2, 3.74%, due 02/20/32†	300,788
500,000	Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, 3.74%, due 03/13/32†	418,874

62	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued

33,350	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.44%, due 07/25/30†	32,908
227,062	GSAA Trust, Series 2006-14, Class A1, 0.27%, due 09/25/36†	114,963
443,259	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.77%, due 03/25/34†	436,838
158,105	GSAMP Trust, Series 2006-S4, Class A1, 0.31%, due 05/25/36†	24,211
410,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	450,071
506,483	Home Equity Asset Trust, Series 2003-8, Class M1, 1.30%, due 04/25/34†	436,923
1,129,205	Keycorp Student Loan Trust, Series 2002-A, Class 1A2, 0.62%, due 08/27/31†	1,034,004
829,271	Keycorp Student Loan Trust, Series 2003-A, Class 1A2, 0.71%, due 10/25/32†	766,299
173,793	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.33%, due 03/25/37†	120,399
455,837	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.24%, due 10/25/33†	377,865
408,358	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.42%, due 06/25/33†	360,092
311,608	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.27%, due 06/25/33†	266,248
128,671	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.37%, due 02/25/37†	65,218
1,100,000	Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 1.07%, due 03/22/32†	951,504
316,328	Novastar Home Equity Loan, Series 2003-3, Class A3, 1.12%, due 12/25/33†	280,568
271,114	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 1.28%, due 12/25/33†	236,960
1,700,000	Origen Manufactured Housing, Series 2006-A, Class A2, 2.66%, due 10/15/37†	1,090,036
1,538,282	Origen Manufactured Housing, Series 2007-A, Class A2, 2.31%, due 04/15/37†	1,000,905
3,600,000	RASC Trust, Series 2005-EMX4, Class M1, 0.65%, due 11/25/35†	3,405,994
155,949	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	73,321
14,761	SACO I, Inc., Series 2005-7, Class A, 0.78%, due 09/25/35†	14,420
347,170	SACO I, Inc., Series 2006-5, Class 1A, 0.52%, due 04/25/36†	145,193
129,320	SACO I, Inc., Series 2006-6, Class A, 0.48%, due 06/25/36†	71,907
607,660	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.91%, due 05/25/35†	536,389
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.82%, due 09/16/24†	1,005,671
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.68%, due 12/15/25† 144A	476,999
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.75%, due 01/25/18†	542,846
1,633,069	SLM Student Loan Trust, Series 2008-9, Class A, 1.95%, due 04/25/23†	1,701,896
719,653	SLM Student Loan Trust, Series 2009-CT, Class 1A, 2.35%, due 04/15/39¤ † 144A	725,099
2,231,130	SLM Student Loan Trust, Series 2009-D, Class A, 3.50%, due 08/17/43¤ † 144A	2,168,433
847,803	SLM Student Loan Trust, Series 2010-1, Class A, 0.62%, due 03/25/25†	849,365
3,372,530	SLM Student Loan Trust, Series 2010-A, Class 2A, 3.47%, due 05/16/44† 144A	3,560,107
2,000,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	2,125,504
485,770	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	570,162
89,093	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.33%, due 01/25/37†	50,887
70,997	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.30%, due 06/25/37†	68,228
38,218	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	37,930
619,721	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.44%, due 02/25/36† 144A	50,369
43,683	UAL Pass Through Trust, Series 2009-1, 10.40%, due 05/01/18	50,344
95,680	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	109,553
1,566,219	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.12%, due 05/25/46†	962,572

See accompanying Notes to the Financial Statements.	63

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued

49,073	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.51%, due 07/25/45†	45,193

		35,454,154

	Bank Loans — 0.7%

498,750	Bausch & Lomb, Inc., 7 Year Term Loan, 5.25%, due 05/17/19¤	504,860
510,000	Brickman Group Holdings, Inc., Term Loan B, 5.50%, due 10/14/16¤	515,100
462,580	Capsugel Holdings U.S., Inc., Term Loan, 4.75%, due 08/01/18¤	465,664
150,000	Chesapeake Energy Corp., Term Loan, 8.50%, due 12/02/17¤	150,687
30,724	CHS Community Health Systems, Inc., Term Loan, 3.89%, due 01/25/17¤	30,906
600,000	Delos Aircraft, Inc., Term Loan B, 4.75%, due 04/12/16†	606,750
497,299	Dunkin’ Finance Corp., Term Loan B, 4.00%, due 11/23/17¤	497,520
424,424	Emergency Medical Services Corp., Term Loan, 5.25%, due 05/25/18¤	427,165
464,125	Exopack, LLC, Term Loan, 6.50%, due 05/31/17¤	462,578
459,677	Fairmount Minerals, Ltd., Term Loan B, 5.25%, due 03/15/17¤	459,333
389,248	Frac Tech International, LLC, Term Loan B, 8.50%, due 05/06/16¤	375,747
486,642	Gymboree Corp., New Term Loan, 5.00%, due 02/23/18¤	476,040
492,546	Hanger Orthopedic Group, Inc., Term Loan C, 4.00%, due 12/01/16¤	495,009
450,000	Harrahs Operating Company, Inc., Term Loan B, 5.47%, due 01/28/18¤	410,143
353,230	Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 2.72%, due 11/23/16¤	352,396
70,994	Las Vegas Sands, LLC, Extended Term Loan B, 2.72%, due 11/23/16¤	70,728
492,957	RPI Finance Trust, Term Loan B, 4.00%, due 05/09/18¤ †	494,806
356,996	Sunguard Data Systems, Inc., Tranch B Term Loan, 3.90%, due 02/28/16† ¤	358,335
399,727	Univision Communications, Inc., Extended Term Loan, 4.47%, due 03/31/17¤	396,673
455,899	Walter Energy, Inc., Term Loan B, 4.00%, due 04/02/18¤	454,854
540,000	Wendy’s International, Inc., Term Loan B, 4.75%, due 05/15/19¤ ††††	545,484

		8,550,778

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, 4.00%, due 08/15/13†	245,367

	Corporate Debt — 29.7%

230,000	Access Midstream Partners LP/ACMP Finance Corp., 5.88%, due 04/15/21	242,075
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	793,900
300,000	AK Steel Corp., 7.63%, due 05/15/20‡	264,000
300,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	198,000
155,000	Alere, Inc., 8.63%, due 10/01/18	163,525
115,000	Alere, Inc., 9.00%, due 05/15/16	123,338
275,000	Aleris International, Inc., 7.63%, due 02/15/18	293,562
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14**** †††	—
350,000	Alliant Techsystems, Inc., 6.88%, due 09/15/20‡	383,250
3,875,000	Ally Financial, Inc., 4.50%, due 02/11/14	3,971,875
580,000	Ally Financial, Inc., 7.50%, due 09/15/20	667,725
150,000	Ally Financial, Inc., 8.00%, due 11/01/31	175,650
50,000	Ally Financial, Inc., Senior Note, 8.00%, due 11/01/31‡	57,733
250,000	Alpha Natural Resources, Inc., 6.00%, due 06/01/19‡	210,000
35,000	Alpha Natural Resources, Inc., 6.25%, due 06/01/21‡	29,313
440,000	Altria Group, Inc., 2.85%, due 08/09/22	439,916
490,000	Altria Group, Inc., 4.75%, due 05/05/21	561,599

64	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

270,000	Altria Group, Inc., 8.50%, due 11/10/13	293,076
490,000	Altria Group, Inc., 9.25%, due 08/06/19	696,705
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	728,997
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	181,437
82,491	American Airlines 2011-2 Class A Pass Through Trust, 8.63%, due 04/15/23	88,781
240,000	American Express Co., 8.13%, due 05/20/19	325,120
690,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	740,887
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	1,959,926
100,000	American General Finance Corp., (MTN), 5.40%, due 12/01/15	90,312
540,000	American Honda Finance Corp., 1.00%, due 08/11/15 144A	541,474
300,000	American International Group, Inc., 3.75%, due 11/30/13 144A	308,050
525,000	American International Group, Inc., 4.25%, due 09/15/14	554,931
900,000	American International Group, Inc., 5.85%, due 01/16/18	1,046,354
1,130,000	American International Group, Inc., 6.40%, due 12/15/20	1,378,711
4,275,000	American International Group, Inc., 8.25%, due 08/15/18	5,510,612
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	466,900
210,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	214,200
200,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, due 05/20/22	216,000
301,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, due 05/20/21	317,555
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	336,350
430,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	577,362
180,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	217,247
740,000	Anglo American Capital Plc, 4.45%, due 09/27/20 144A	777,430
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	294,744
660,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	798,235
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	422,824
250,000	ANZ National Int’l Ltd/London, 1.85%, due 10/15/15 144A	253,003
270,000	Apache Corp., 3.25%, due 04/15/22	290,819
700,000	Apache Corp., 5.25%, due 04/15/13	718,011
150,000	APERAM, 7.38%, due 04/01/16 144A	129,000
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	271,628
110,000	ARAMARK Holdings Corp., 8.63%, due 05/01/16 144A	113,026
740,000	Arch Coal, Inc., 7.00%, due 06/15/19‡	625,300
65,000	Arch Coal, Inc., 7.25%, due 10/01/20‡	54,925
60,000	Arch Coal, Inc., 7.25%, due 06/15/21‡	50,400
250,000	Ardagh Packaging Finance Plc, 9.13%, due 10/15/20 144A‡	266,250
135,000	Ashtead Capital, Inc. Co., 6.50%, due 07/15/22†††† 144A	142,256
200,000	Associated Materials LLC, 9.13%, due 11/01/17‡	197,000
160,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21 144A	148,800
120,000	AT&T, Inc., 3.88%, due 08/15/21	136,088
30,000	AT&T, Inc., 5.55%, due 08/15/41	37,492
30,000	AT&T, Inc., 5.60%, due 05/15/18	36,806
660,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	801,583
780,000	AT&T, Inc., Global Note, 6.30%, due 01/15/38	1,027,565
1,250,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,700,487
250,000	Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 6.63%, due 10/01/20 144A	255,000
160,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/19	175,000
165,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, due 03/15/18	183,975

See accompanying Notes to the Financial Statements.	65

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

1,050,000	BAC Capital Trust XI, 6.63%, due 05/23/36	1,225,875
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	553,051
610,000	Ball Corp., 5.75%, due 05/15/21	660,325
85,000	Ball Corp., 7.38%, due 09/01/19	95,200
140,000	Bank of America Corp., 3.88%, due 03/22/17	150,815
400,000	Bank of America Corp., 4.50%, due 04/01/15	428,732
1,360,000	Bank of America Corp., 5.00%, due 05/13/21	1,497,526
4,900,000	Bank of America Corp., 7.63%, due 06/01/19	6,127,068
70,000	Bank of America Corp., 8.00%, due 12/31/49†	76,309
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	570,779
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	472,263
280,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	296,517
100,000	Bank One Capital III, 8.75%, due 09/01/30	138,988
200,000	Barclays Bank Plc, 7.70%, due 12/31/49¤ † 144A	203,907
400,000	Barclays Bank Plc, 10.18%, due 06/12/21¤ 144A	521,842
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	129,704
110,000	Barrick Gold Corp., 3.85%, due 04/01/22	115,704
580,000	Barrick Gold Corp., 6.95%, due 04/01/19	719,614
120,000	Barrick North America Finance LLC, 4.40%, due 05/30/21	130,791
45,000	Basic Energy Services, Inc., 7.75%, due 02/15/19	46,350
215,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	218,225
530,000	BBVA US Senior SAU, 3.25%, due 05/16/14	526,135
255,000	Beazer Homes USA, Inc., 8.13%, due 06/15/16	267,750
40,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	42,455
300,000	Berry Petroleum Co., 6.38%, due 09/15/22	317,250
30,000	BHP Billiton Finance USA, Ltd., 3.25%, due 11/21/21	31,872
900,000	BHP Billiton Finance USA, Ltd., 6.50%, due 04/01/19	1,147,272
470,000	BNP Paribas SA, 2.38%, due 09/14/17	472,579
210,000	Boart Longyear Management Pty, Ltd., 7.00%, due 04/01/21 144A	216,562
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	309,023
280,000	Boeing Co. (The), 4.88%, due 02/15/20	339,965
285,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	285,712
95,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, due 11/01/17	104,975
90,000	Bombardier, Inc., 7.50%, due 03/15/18 144A	102,375
245,000	Bombardier, Inc., 7.75%, due 03/15/20 144A	282,362
1,950,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	2,117,441
250,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	298,108
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	299,437
1,625,000	Boston Scientific Corp., 6.00%, due 01/15/20	1,934,478
425,000	Boston Scientific Corp., 6.40%, due 06/15/16	492,395
30,000	Boyd Gaming Corp., 9.00%, due 07/01/20 144A	30,750
270,000	BP Capital Markets Plc, 3.13%, due 10/01/15	288,513
240,000	BP Capital Markets Plc, 3.25%, due 05/06/22	254,488
50,000	BP Capital Markets Plc, 3.56%, due 11/01/21	54,191
500,000	BP Capital Markets Plc, 5.25%, due 11/07/13	526,029
160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	172,075
1,100,000	Burlington Northern Santa Fe LLC, 3.05%, due 09/01/22	1,140,901
375,000	Caesars Entertainment Operating Co., Inc., 10.00%, due 12/15/18	247,500
85,000	Caesars Entertainment Operating Co., Inc., 12.75%, due 04/15/18	63,325

66	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

180,000		Caesars Entertainment Operating Co., Inc., Guaranteed Note, 10.00%, due 12/15/18	115,875
195,000		Calpine Construction Finance Co., LP/CCFC Finance Corp., 8.00%, due 06/01/16 144A	210,600
140,000		Calpine Corp., 7.25%, due 10/15/17 144A	150,150
245,000		Calpine Corp., 7.88%, due 07/31/20 144A	268,887
200,000		Calpine Corp., 7.88%, due 01/15/23 144A	222,000
775,000		Capital One Financial Corp., 4.75%, due 07/15/21	881,445
1,500,000		Capital One Financial Corp., 6.75%, due 09/15/17	1,839,183
310,000		Case New Holland, Inc., 7.88%, due 12/01/17	365,025
785,000		CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	853,687
650,000		Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	911,851
270,000		Celulosa Arauco y Constitucion SA, Reg S, 4.75%, due 01/11/22‡‡‡	283,289
219,300		Century Aluminum Co., 8.00%, due 05/15/14	223,138
340,000		CHC Helicopter SA, 9.25%, due 10/15/20	351,050
95,000		Chesapeake Energy Corp., 6.50%, due 08/15/17‡	99,513
355,000		Chesapeake Energy Corp., 6.63%, due 08/15/20	367,869
190,000		Chesapeake Energy Corp., 6.78%, due 03/15/19	190,713
190,000		Chesapeake Energy Corp., 6.88%, due 08/15/18	198,550
150,000		Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18‡	162,000
225,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, due 06/15/21‡	240,750
305,000		CHS/Community Health Systems, Inc., 5.13%, due 08/15/18	317,200
4,000,000		Cie de Financement Foncier SA, 2.13%, due 04/22/13¤ 144A	4,034,556
630,000		Cie Generale de Geophysique - Veritas, 6.50%, due 06/01/21	652,050
120,000		Cie Generale de Geophysique - Veritas SA, Senior Note, 7.75%, due 05/15/17	124,875
525,000		Cigna Corp., 4.00%, due 02/15/22	566,952
385,000		Cigna Corp., 5.38%, due 03/15/17	440,286
475,000		Cigna Corp., 5.38%, due 02/15/42	534,207
1,100,000		Cigna Corp., 6.15%, due 11/15/36	1,323,033
375,000		Cigna Corp., 8.50%, due 05/01/19	496,170
855,000		CIT Group, Inc., 4.25%, due 08/15/17	891,577
100,000		CIT Group, Inc., 5.00%, due 05/15/17	107,250

100,000	EUR	Citigroup, Inc., 0.38%, due 06/28/13†	128,418
560,000		Citigroup, Inc., 3.95%, due 06/15/16	599,696
400,000		Citigroup, Inc., 5.38%, due 08/09/20	463,202
830,000		Citigroup, Inc., 6.00%, due 12/13/13	880,525
1,250,000		Citigroup, Inc., 6.01%, due 01/15/15	1,370,642
4,620,000		Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	5,442,198
540,000		Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	566,959
340,000		Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	448,351
140,000		CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, due 01/15/16	150,150
80,000		Clear Channel Communications, Inc., 5.50%, due 12/15/16	45,600
130,000		Clear Channel Communications, Inc., 6.88%, due 06/15/18	75,400
65,000		Clear Channel Communications, Inc., 7.25%, due 10/15/27	32,825
145,000		Clear Channel Communications, Inc., 9.00%, due 03/01/21	129,775
21,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	20,265
149,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	146,020
30,000		Clear Channel Worldwide Holdings, Inc., 9.25%, due 12/15/17	32,250
195,000		Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, due 12/15/17	211,088
70,000		Cliffs Natural Resources, Inc., 4.88%, due 04/01/21‡	68,632

See accompanying Notes to the Financial Statements.	67

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

195,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17	213,038
65,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19‡	71,825
25,000	CNH Americah LLC, 7.25%, due 01/15/16‡	28,188
320,000	Comcast Corp., 5.65%, due 06/15/35	375,966
350,000	Comcast Corp., 5.70%, due 05/15/18	426,216
1,775,000	Comcast Corp., 5.88%, due 02/15/18	2,161,973
100,000	Comcast Corp., 6.30%, due 11/15/17	123,349
740,000	Comcast Corp., 6.50%, due 01/15/15	833,921
130,000	Comcast Corp., 6.50%, due 01/15/17	157,666
40,000	Comcast Corp., 6.95%, due 08/15/37	54,640
70,000	Comcast Corp., Guaranteed Note, 6.45%, due 03/15/37	90,472
225,000	Commercial Vehicle Group, Inc., 7.88%, due 04/15/19	228,375
640,000	Commonwealth Bank of Australia, 1.25%, due 09/18/15	642,161
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	327,087
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	149,405
365,000	CommScope, Inc., 8.25%, due 01/15/19 144A	396,025
50,000	Concho Resources, Inc., 5.50%, due 10/01/22	52,188
553,000	Concho Resources, Inc., 6.50%, due 01/15/22	612,447
490,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	695,391
20,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	26,754
90,000	Consol Energy, Inc., 6.38%, due 03/01/21	87,975
220,000	CONSOL Energy, Inc., 8.25%, due 04/01/20	231,550
160,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	187,600
154,146	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.71%, due 10/02/22	172,258
390,000	Continental Airlines, Inc., 6.75%, due 09/15/15 144A	410,962
30,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, due 02/08/22	31,901
340,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.38%, due 01/19/17	361,241
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	229,173
240,000	COX Communications, Inc., 5.45%, due 12/15/14	264,092
2,150,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	2,525,450
875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,192,088
900,000	Credit Agricole SA, 8.38%, due 12/31/49† ‡ 144A	879,750
240,000	Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, due 05/15/17	258,000
300,000	Crown Castle International Corp., 7.13%, due 11/01/19	327,000
150,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	161,625
550,000	CSX Corp., 7.38%, due 02/01/19	704,810

700,000	CVS Caremark Corp., 6.60%, due 03/15/19	895,788
250,000	Daimler Finance North America LLC, 1.30%, due 07/31/15 144A	251,157
550,000	Daimler Finance North America LLC, 2.63%, due 09/15/16 144A	574,353
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	745,359
375,000	DaVita, Inc., 5.75%, due 08/15/22	391,875
235,000	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.38%, due 07/02/17	235,000
375,000	Delta Air Lines, Inc., 12.25%, due 03/15/15 144A	408,750
255,000	Denbury Resources, Inc., 6.38%, due 08/15/21	277,950
95,000	Denbury Resources, Inc., 8.25%, due 02/15/20	107,588
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	513,518

68	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

310,000		Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	353,429
650,000		Devon Energy Corp., 7.95%, due 04/15/32	962,394
730,000		Diageo Capital Plc, 4.83%, due 07/15/20	861,830
200,000		Diageo Investment Corp., 2.88%, due 05/11/22	208,944
65,000		DISH DBS Corp., 6.75%, due 06/01/21	71,175
115,000		DISH DBS Corp., 7.88%, due 09/01/19	134,263
500,000		Dominion Resources, Inc., 5.20%, due 08/15/19	595,732
215,000		Domtar Corp., 10.75%, due 06/01/17	280,111
1,250,000		Dow Chemical Co. (The), 5.70%, due 05/15/18	1,506,546
1,185,000		Dow Chemical Co. (The), 8.55%, due 05/15/19	1,591,161
575,000		Dow Chemical Co. (The), 9.40%, due 05/15/39	933,939
500,000		Duke Energy Corp., 5.63%, due 11/30/12	504,142
10,000		Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	10,875
745,000		Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	826,950
110,000		Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	124,300
150,000		Ecolab, Inc., 4.35%, due 12/08/21	170,498
200,000	GBP	EGG Banking Plc, 7.50%, due 12/31/49†	328,902
78,000		El Paso Corp., 7.75%, due 01/15/32	91,230
480,000		El Paso Corp., Senior Note, 7.00%, due 06/15/17	553,203
190,000		El Paso Natural Gas Co., 8.38%, due 06/15/32	274,800
1,268,000		Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,432,840
300,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	342,000
185,000		EnergySolutions, Inc./EnergySolutions LLC, 10.75%, due 08/15/18	169,738
720,000		Enterprise Products Operating LLC, 5.25%, due 01/31/20	844,808
500,000		Enterprise Products Operating LLC, 5.70%, due 02/15/42	579,957
60,000		Enterprise Products Operating LLC, 5.95%, due 02/01/41	71,238
190,000		Enterprise Products Operating LLC, 6.13%, due 10/15/39	229,173
2,045,000		Escrow GCB General Motors, 8.38%, due 07/15/49¤ ****	2
225,000		Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.38%, due 05/01/20 144A	245,531
2,800,000		Export-Import Bank of Korea, 1.53%, due 09/21/13¤ † 144A	2,800,800
1,450,000		Export-Import Bank of Korea, 4.00%, due 01/11/17	1,594,590
1,310,000		Express Scripts Holding Co., 3.50%, due 11/15/16 144A	1,417,637
175,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21	170,188
250,000		Fifth Third Capital Trust IV, 6.50%, due 04/15/67†	251,562
425,000		First Data Corp., 7.38%, due 06/15/19 144A	440,406
1,025,000		FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,346,435
70,000		FMG Resources August 2006 Pty, Ltd., 6.38%, due 02/01/16 144A‡	68,425
570,000		FMG Resources August 2006 Pty, Ltd., 7.00%, due 11/01/15 144A‡	570,000
205,000		Ford Holdings LLC, 9.30%, due 03/01/30	279,825
750,000		Ford Motor Co., 6.63%, due 10/01/28	841,381
110,000		Ford Motor Co., 7.13%, due 11/15/25	124,850
350,000		Ford Motor Credit Co., 8.00%, due 12/15/16	419,232
830,000		Ford Motor Credit Co. LLC, 4.25%, due 09/20/22	852,273
1,500,000		Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	1,643,352
2,600,000		Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	2,918,679
100,000		Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	126,012
440,000		Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	548,900
670,000		Freeport-McMoRan Copper & Gold, Inc., 3.55%, due 03/01/22	672,010

See accompanying Notes to the Financial Statements.	69

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

380,000	Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	415,150
130,000	Fresenius Medical Care US Finance, Inc., 6.88%, due 07/15/17	150,150
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	89,550
3,000,000	Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	3,541,500
2,600,000	General Electric Capital Corp., 0.68%, due 06/20/14†	2,549,685
210,000	General Electric Capital Corp., 1.63%, due 07/02/15	213,817
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,024,433
2,020,000	General Electric Capital Corp., 4.38%, due 09/16/20	2,231,443
1,165,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,303,287
200,000	General Electric Capital Corp., 4.65%, due 10/17/21	224,574
320,000	General Electric Capital Corp., 5.30%, due 02/11/21	367,852
1,850,000	General Electric Capital Corp., 5.50%, due 01/08/20	2,191,926
310,000	General Electric Capital Corp., 5.88%, due 01/14/38	370,724
380,000	General Electric Capital Corp., 6.00%, due 08/07/19	462,857
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	909,622
430,000	General Electric Capital Corp., 6.88%, due 01/10/39	576,534
170,000	GenOn Americas Generation LLC, 9.13%, due 05/01/31	181,900
85,000	Geokinetics Holdings USA, Inc., 9.75%, due 12/15/14	37,825
450,000	GlaxoSmithKline Capital Plc, 2.85%, due 05/08/22	468,360
580,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	714,914
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	236,546
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16††† 144A	4,000
30,000	Goldman Sachs Capital II, Guaranteed Note, 4.00%, due 06/01/43†	22,632
600,000	Goldman Sachs Group (The), Inc., 3.63%, due 02/07/16	633,434
30,000	Goldman Sachs Group (The), Inc., 4.75%, due 07/15/13	30,961
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	154,616
480,000	Goldman Sachs Group (The), Inc., 5.38%, due 03/15/20	536,495
30,000	Goldman Sachs Group (The), Inc., 5.45%, due 11/01/12	30,118
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,290,472
100,000	Goldman Sachs Group (The), Inc., 6.00%, due 05/01/14	107,389
200,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	233,713
1,660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	1,927,418
480,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	596,071
130,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	135,713
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	3,050,926
160,000	Goodyear Tire & Rubber Co. (The), 7.00%, due 05/15/22‡	170,400
230,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20‡	255,875
75,000	Hapag-Lloyd AG, 9.75%, due 10/15/17‡ 144A	74,250
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	187,458
20,000	HCA, Inc., 5.75%, due 03/15/14	21,100
9,000	HCA, Inc., 6.25%, due 02/15/13	9,169
1,525,000	HCA, Inc., 6.50%, due 02/15/16	1,685,125
3,700,000	HCA, Inc., 6.75%, due 07/15/13	3,848,000
230,000	HCA, Inc., 7.25%, due 09/15/20	258,750
200,000	HCA, Inc., 8.00%, due 10/01/18	231,500
600,000	Health Net, Inc., 6.38%, due 06/01/17	630,000
124,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	129,580
280,000	Hertz Corp. (The), 6.75%, due 04/15/19	296,800
190,000	Hertz Corp. (The), 7.50%, due 10/15/18	206,150

70	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

40,000	Hess Corp., 7.88%, due 10/01/29	55,500
570,000	Hess Corp., 8.13%, due 02/15/19	755,158
1,250,000	Hewlett-Packard Co., 3.30%, due 12/09/16	1,304,284
285,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, due 02/01/18	294,262
190,000	Hornbeck Offshore Services, Inc., 5.88%, due 04/01/20	194,275

110,000	Hornbeck Offshore Services, Inc., 8.00%, due 09/01/17	118,938
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	296,625
1,390,000	HSBC Finance Corp., 6.68%, due 01/15/21	1,614,631
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	405,044
575,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	675,787
2,075,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	2,462,288
365,000	Hughes Satellite Systems Corp., 7.63%, due 06/15/21	406,062
395,000	Huntsman International LLC, 8.63%, due 03/15/20‡	448,325
100,000	Huntsman International LLC, 8.63%, due 03/15/21‡	115,000
150,000	Hyundai Capital America, 2.13%, due 10/02/17 144A	150,198
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	78,563
125,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 8.00%, due 01/15/18	134,688
1,700,000	Industrial Bank of Korea, 2.38%, due 07/17/17 144A	1,732,264
350,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	378,437
525,000	Intelsat Luxembourg SA, 11.50%, due 02/04/17	558,469
285,000	Interface, Inc., 7.63%, due 12/01/18	310,650
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	183,825
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	237,600
250,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	245,164
345,000	Iron Mountain, Inc., 8.38%, due 08/15/21	383,812
400,000	Isle of Capri Casinos, Inc., 8.88%, due 06/15/20 144A	423,000
310,000	Jarden Corp., 7.50%, due 01/15/20	344,100
285,000	JBS USA LLC/JBS USA Finance, Inc., 8.25%, due 02/01/20 144A	285,712
320,000	John Deere Capital Corp., 2.25%, due 04/17/19	333,816
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	304,814
2,100,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	2,298,379
765,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	844,732
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	948,081
425,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	472,338
1,325,000	JPMorgan Chase & Co., 4.95%, due 03/25/20	1,515,799
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,140,225
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,697,165
300,000	JPMorgan Chase Bank NA, 0.73%, due 06/13/16†	289,396
235,000	K Hovnanian Enterprises, Inc., 7.25%, due 10/15/20 144A	241,462
280,000	K Hovnanian Enterprises, Inc., 10.63%, due 10/15/16	305,025
115,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	112,125
310,000	Kansas City Southern de Mexico SA de CV, 6.13%, due 06/15/21	349,525
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16††† 144A	1,250
310,000	KB Home, 7.50%, due 09/15/22‡	336,350
720,000	Kerr-McGee Corp., 7.88%, due 09/15/31	969,316
270,000	Key Energy Services, Inc., 6.75%, due 03/01/21	275,400
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	62,992
770,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	905,204
2,300,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.70%, due 01/05/16	2,494,315

See accompanying Notes to the Financial Statements.	71

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

200,000		Kinetic Concepts Inc/KCI USA, Inc., 10.50%, due 11/01/18 144A	212,500
600,000		Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	731,054
440,000		Kraft Foods Group, Inc., 3.50%, due 06/06/22 144A	465,857
539,000		Kraft Foods Group, Inc., 5.38%, due 02/10/20 144A	641,598
491,000		Kraft Foods, Inc., 5.38%, due 02/10/20	593,248
400,000		Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	490,316
775,000		Lafarge SA, 6.20%, due 07/09/15 144A	840,875
2,350,000		Lafarge SA, 6.50%, due 07/15/16	2,602,625
225,000		Lamar Media Corp., 5.88%, due 02/01/22	240,750
290,000		Landsbanki Islands HF, 6.10%, due 08/25/11¤ ††† 144A	18,488
600,000		LBG Capital No.1 Plc, 7.88%, due 11/01/20¤ 144A	606,000
1,325,000		Legg Mason, Inc., 5.50%, due 05/21/19 144A	1,422,721
470,000		Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 12/31/49†††	165
270,000		Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	95
890,000		Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	312
375,000		Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	408,750
180,000		Linn Energy LLC/Linn Energy Finance Corp., 6.25%, due 11/01/19 144A	179,325
295,000		Linn Energy LLC/Linn Energy Finance Corp., 8.63%, due 04/15/20	324,500
300,000		Lloyds TSB Bank Plc, 6.50%, due 09/14/20‡ 144A	316,510
1,700,000		Macquarie Bank, Ltd., 4.10%, due 12/17/13¤ ‡ 144A	1,775,633
2,765,000		Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	3,450,267
600,000		Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	731,149
150,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 5.50%, due 02/15/23	157,500
120,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.25%, due 06/15/22	129,600
250,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.50%, due 08/15/21	269,375
230,000		Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, due 05/15/19 144A	238,050
290,000		Mead Products LLC/ACCO Brands Corp., 6.75%, due 04/30/20‡ 144A	303,775
70,000		Medtronic, Inc., 3.13%, due 03/15/22	74,693
240,000		Medtronic, Inc., 4.45%, due 03/15/20	279,390
700,000	EUR	Merrill Lynch & Co., Inc., 0.59%, due 05/30/14†	886,223
7,850,000		Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	9,416,318
840,000		Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	919,904
250,000		MetLife, Inc., 4.75%, due 02/08/21	290,253
560,000		MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	590,285
160,000		MetroPCS Wireless, Inc., 6.63%, due 11/15/20	168,200
135,000		MetroPCS Wireless, Inc., 7.88%, due 09/01/18	146,475
10,000		MGM Resorts International, 5.88%, due 02/27/14	10,450
459,000		MGM Resorts International, 6.75%, due 10/01/20 144A	460,147
50,000		MGM Resorts International, 8.63%, due 02/01/19‡ 144A	54,750
15,000		MGM Resorts International, 10.38%, due 05/15/14	16,950
35,000		MGM Resorts International, 11.13%, due 11/15/17	38,894
80,000		MGM Resorts International, 11.38%, due 03/01/18	94,800
80,000		MidAmerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	107,504
210,000		Mizuho Capital Investment USD 2, Ltd., 14.95%, due 12/31/49 144A†	254,049
265,000		Mohegan Tribal Gaming Authority, 10.50%, due 12/15/16 144A	243,800

72	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

40,000	Mohegan Tribal Gaming Authority, 11.50%, due 11/01/17 144A	42,600
50,000	Molson Coors Brewing Co., 3.50%, due 05/01/22	53,086
190,000	Momentive Performance Materials, Inc., 9.00%, due 01/15/21‡	138,700
100,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20 144A	101,250
75,000	Moog, Inc., 7.25%, due 06/15/18	80,063
70,000	Morgan Stanley, 4.75%, due 03/22/17	75,127
5,000,000	Morgan Stanley, 7.30%, due 05/13/19	5,907,895
130,000	Morgan Stanley, (MTN), Series F, 0.91%, due 10/18/16†	120,937
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,150,283
135,000	Mueller Water Products, Inc., 8.75%, due 09/01/20	153,225
85,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	87,550
600,000	Murray Street Investment Trust I, 4.65%, due 03/09/17††	644,971
50,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	62,622
289,000	Navistar International Corp., 8.25%, due 11/01/21‡	275,634
375,000	NCR Corp., 5.00%, due 07/15/22 144A	380,625
110,000	News America, Inc., 4.50%, due 02/15/21	124,367
525,000	News America, Inc., 5.65%, due 08/15/20	626,206
475,000	News America, Inc., 6.20%, due 12/15/34	573,915
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	38,198
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	844,085
330,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	346,254
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,215,571
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	145,000
225,000	Novelis, Inc., 8.38%, due 12/15/17	246,937
175,000	Novelis, Inc., 8.75%, due 12/15/20	194,688
335,000	NRG Energy, Inc., 8.25%, due 09/01/20	366,825
110,000	NVR, Inc., 3.95%, due 09/15/22	113,020
270,000	Occidental Petroleum Corp., 2.70%, due 02/15/23	278,160
480,000	Occidental Petroleum Corp., 3.13%, due 02/15/22	517,237
265,000	OGX Austria GmbH, Series 1, 8.50%, due 06/01/18‡ 144A	239,825
225,000	Owens-Illinois, Inc., 7.80%, due 05/15/18	260,437
840,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	1,107,669
10,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	13,750
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	12,186
205,000	Packaging Dynamics Corp., 8.75%, due 02/01/16 144A	217,300
175,000	Peabody Energy Corp., 6.00%, due 11/15/18 144A	175,875
220,000	Peabody Energy Corp., 6.50%, due 09/15/20‡	226,050
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	763,560
580,000	PepsiCo, Inc., 0.70%, due 08/13/15	582,416
171,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	232,123
240,000	Pernod-Ricard SA, 2.95%, due 01/15/17 144A	250,644
510,000	Pernod-Ricard SA, 4.45%, due 01/15/22 144A	563,332
400,000	Petrobras International Finance Co., 3.88%, due 01/27/16	425,124
2,550,000	Petrobras International Finance Co., 5.38%, due 01/27/21	2,886,016
196,000	Petrobras International Finance Co., 5.75%, due 01/20/20	224,380
160,000	Petrobras International Finance Co., 6.13%, due 10/06/16	182,059
430,000	Petroleos Mexicanos, 5.50%, due 01/21/21	506,325
205,000	PHI, Inc., 8.63%, due 10/15/18	215,763
240,000	Philip Morris International, Inc., 2.50%, due 08/22/22	241,002

See accompanying Notes to the Financial Statements.	73

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

590,000	Philip Morris International, Inc., 2.90%, due 11/15/21	615,889
250,000	Philip Morris International, Inc., 4.50%, due 03/20/42	276,554
460,000	Pinnacle Entertainment, Inc., 7.75%, due 04/01/22‡	503,700
195,000	Pittsburgh Glass Works LLC, 8.50%, due 04/15/16 144A	182,325
250,000	Plains Exploration & Production Co., 6.13%, due 06/15/19	253,125
200,000	Polypore International, Inc., 7.50%, due 11/15/17	216,500
325,000	Post Holdings, Inc., 7.38%, due 02/15/22 144A	346,937
90,000	Potash Corp. of Saskatchewan, Inc., 4.88%, due 03/30/20	104,441
265,000	Precision Drilling Corp., 6.50%, due 12/15/21	284,212
60,000	Precision Drilling Corp., 6.63%, due 11/15/20	64,200
120,000	QEP Resources, Inc., 5.25%, due 05/01/23	123,000
70,000	QEP Resources, Inc., 6.88%, due 03/01/21	79,450
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	222,501
100,000	Qwest Corp., 6.88%, due 09/15/33	101,750
45,000	Qwest Corp., 7.50%, due 10/01/14	50,224
295,000	Rabobank Nederland NV, 11.00%, due 12/29/49† 144A	389,762
500,000	Range Resources Corp., 6.75%, due 08/01/20	552,500
487,000	Range Resources Corp., 8.00%, due 05/15/19	543,005
73,098	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14**** †††	—
220,000	Raytheon Co., 3.13%, due 10/15/20	236,386
1,670,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	2,147,552
155,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 5.50%, due 04/15/23	157,131
329,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 6.50%, due 07/15/21	353,675
80,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/31/49† ‡ 144A	86,153
225,000	Rexel SA, 6.13%, due 12/15/19 144A	232,594
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	914,817
410,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.13%, due 04/15/19	434,600
310,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.50%, due 05/15/18	316,200
125,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	128,125
220,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.88%, due 08/15/19	235,125
1,020,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,396,591
380,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	477,742
170,000	Rock-Tenn Co., 3.50%, due 03/01/20 144A	173,675
90,000	Rock-Tenn Co., 4.00%, due 03/01/23 144A	91,679
310,000	Rockwood Specialties Group, Inc., 4.63%, due 10/15/20	315,812
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	41,550
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	25,305
750,000	Royal Bank of Scotland Group Plc, 2.55%, due 09/18/15	759,563
250,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	257,577
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 12/31/49¤ † 144A	182,000
100,000	Royal Bank of Scotland Group Plc, 7.65%, due 12/31/49†	98,000
775,000	Royal Bank of Scotland Plc (The), 4.38%, due 03/16/16	835,379
1,275,000	Royal Bank of Scotland Plc (The), 5.63%, due 08/24/20	1,455,764
325,000	Royal Bank of Scotland Plc (The), 6.13%, due 01/11/21	388,840
70,000	Safeway, Inc., 3.95%, due 08/15/20‡	68,276

74	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

350,000	Samson Investment Co., 9.75%, due 02/15/20 144A	360,937
130,000	SandRidge Energy, Inc., 7.50%, due 02/15/23 144A	134,225
300,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	297,912
400,000	Santander US Debt SA Unipersonal, 3.78%, due 10/07/15 144A	401,219
250,000	SBA Communications Corp., 5.63%, due 10/01/19 144A	255,312
200,000	Sealed Air Corp., Series 1, 8.13%, due 09/15/19 144A	223,500
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	117,150
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	11,900
110,000	SESI LLC, 7.13%, due 12/15/21	122,100
235,000	Shea Homes, LP/Shea Homes Funding Corp., 8.63%, due 05/15/19	263,200
580,000	Shell International Finance BV, 4.38%, due 03/25/20	680,419
400,000	Sheraton Holding Corp., 7.38%, due 11/15/15	465,521
260,000	Sinopec Group Overseas Development 2012, Ltd., 2.75%, due 05/17/17 144A	270,242
410,000	SLM Corp., 3.88%, due 09/10/15	422,815
10,000	SLM Corp., 5.00%, due 04/15/15	10,613
65,000	SLM Corp., 5.63%, due 08/01/33	61,685
2,675,000	SLM Corp., 6.00%, due 01/25/17	2,925,781
55,000	SLM Corp., 7.25%, due 01/25/22	61,875
950,000	SLM Corp., 8.00%, due 03/25/20	1,102,000
325,000	Smithfield Foods, Inc., 6.63%, due 08/15/22	338,000
255,000	Springleaf Finance Corp., 6.90%, due 12/15/17	218,025
60,000	Sprint Capital Corp., 6.88%, due 11/15/28	55,500
660,000	Sprint Capital Corp., 8.75%, due 03/15/32	686,400
1,700,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	1,772,250
100,000	Sprint Nextel Corp., 6.00%, due 12/01/16	103,500
740,000	Sprint Nextel Corp., 7.00%, due 08/15/20	772,375
75,000	Sprint Nextel Corp., 8.38%, due 08/15/17	83,813
100,000	Sprint Nextel Corp., 9.13%, due 03/01/17	113,750
225,000	SPX Corp., 6.88%, due 09/01/17	252,562
395,000	Standard Pacific Corp., 8.38%, due 05/15/18	457,706
780,000	State Street Corp., 4.96%, due 03/15/18	863,129
190,000	Steel Dynamics, Inc., 7.63%, due 03/15/20‡	207,100
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	102,000
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	95,025
75,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, due 08/01/21 144A	80,438
50,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, due 10/01/18 144A	53,750
400,000	Sumitomo Mitsui Banking Corp., 3.10%, due 01/14/16 144A	426,329
100,000	SunGard Data Systems, Inc., 7.38%, due 11/15/18	107,750
100,000	SunGard Data Systems, Inc., 7.63%, due 11/15/20	109,000
110,000	SunGard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	113,025
99,000	SunTrust Preferred Capital I, 4.00%, due 12/31/49†	76,601
325,000	Swift Energy Co., 8.88%, due 01/15/20	352,625
180,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.88%, due 02/01/21	196,200
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 7.88%, due 10/15/18	104,500
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	523,690

See accompanying Notes to the Financial Statements.	75

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

35,000	Teekay Corp., 8.50%, due 01/15/20	36,925
550,000	Telecom Italia Capital SA, 4.95%, due 09/30/14	569,250
1,025,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	1,081,375
650,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	719,875
950,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	1,052,125
280,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	275,450
10,000	Telefonica Emisiones SAU, 5.46%, due 02/16/21	9,825
30,000	Telefonica Emisiones SAU, 5.88%, due 07/15/19	30,225
50,000	Telefonica Emisiones SAU, 6.22%, due 07/03/17	52,375
360,000	Temasek Financial I, Ltd., 2.38%, due 01/23/23 144A	361,401
115,000	Tenet Healthcare Corp., 10.00%, due 05/01/18	133,400
320,000	Terex Corp., 8.00%, due 11/15/17‡	332,800
120,000	Teva Pharmaceutical Finance Co. BV, 3.65%, due 11/10/21	130,335
610,000	Teva Pharmaceutical Finance IV BV, 3.65%, due 11/10/21	662,537
130,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20‡ 144A	102,375
295,000	Texas Industries, Inc., 9.25%, due 08/15/20	314,175
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	235,849
100,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	110,748
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	882,360
280,000	Time Warner Cable, Inc., 5.88%, due 11/15/40	330,484
10,000	Time Warner Cable, Inc., 6.75%, due 07/01/18	12,592
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	218,417
1,320,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	1,774,081
2,150,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	2,931,099
260,000	Time Warner, Inc., 4.70%, due 01/15/21	299,147
200,000	Time Warner, Inc., 4.75%, due 03/29/21	231,378
50,000	Time Warner, Inc., 6.25%, due 03/29/41	63,581
200,000	Time Warner, Inc., 7.63%, due 04/15/31	280,171
2,700,000	Time Warner, Inc., 7.70%, due 05/01/32	3,802,745
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,276,550
3,200,000	TNK-BP Finance SA, Reg S, 7.88%, due 03/13/18‡‡‡	3,888,000
54,000	Tomkins LLC/Tomkins, Inc., 9.00%, due 10/01/18	60,480
325,000	TransDigm, Inc., 7.75%, due 12/15/18	360,750
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	336,580
1,025,000	Travelers Cos. (The), Inc., 5.80%, due 05/15/18	1,262,352
240,000	Triumph Group, Inc., 8.63%, due 07/15/18	271,800
370,000	UBS AG/Stamford Branch, 2.25%, due 01/28/14	375,971
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	589,929
1,837,000	Union Pacific Corp., 4.16%, due 07/15/22	2,097,711
300,000	United Business Media, Ltd., 5.75%, due 11/03/20 144A	314,553
210,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	212,577
375,000	United Rentals North America, Inc., 8.38%, due 09/15/20‡	403,125
150,000	United States Steel Corp., 7.38%, due 04/01/20	150,000
50,000	United States Steel Corp., 7.50%, due 03/15/22	49,625
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18‡	95,713
210,000	United Technologies Corp., 3.10%, due 06/01/22	224,250
320,000	United Technologies Corp., 4.50%, due 06/01/42	360,187
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	96,140

76	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	639,400
45,000	UR Financing Escrow Corp., 7.38%, due 05/15/20 144A	48,488
45,000	UR Financing Escrow Corp., 7.63%, due 04/15/22 144A	49,388
500,000	US Airways 2012-1 Class B Pass Through Trust, 8.00%, due 04/01/21	515,000
245,000	USG Corp., 6.30%, due 11/15/16	248,675
105,000	USG Corp., 8.38%, due 10/15/18 144A	114,450
1,532,000	Vale Overseas, Ltd., 4.38%, due 01/11/22	1,618,039
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	453,522
320,000	Vedanta Resources Plc, 8.25%, due 06/07/21 144A	313,600
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14‡ 144A	230,450
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	137,654
65,000	Vertellus Specialties, Inc., 9.38%, due 10/01/15 144A	51,838
190,000	Vesey Street Investment Trust I, 4.40%, due 09/01/16††	203,491
225,000	ViaSat, Inc., 6.88%, due 06/15/20	232,875
225,000	Vulcan Materials Co., 6.50%, due 12/01/16	248,062
1,400,000	Vulcan Materials Co., 7.50%, due 06/15/21	1,589,000
990,000	Wachovia Capital Trust III, Secured Note, 5.57%, due 12/31/49†	982,575
700,000	Wachovia Corp., 5.75%, due 02/01/18	846,302
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	811,791
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	688,223
550,000	Wal-Mart Stores, Inc., 5.63%, due 04/15/41	736,680
190,000	Waste Management, Inc., 7.38%, due 05/15/29	252,874
180,000	Watson Pharmaceuticals, Inc., 1.88%, due 10/01/17	182,220
130,000	WellPoint, Inc., 1.25%, due 09/10/15	131,002
30,000	WellPoint, Inc., 3.70%, due 08/15/21	31,440
730,000	WellPoint, Inc., 5.88%, due 06/15/17	869,384
1,750,000	WellPoint, Inc., 7.00%, due 02/15/19	2,186,000
730,000	Wells Fargo & Co., 2.10%, due 05/08/17	756,075
420,000	Wells Fargo & Co., 3.68%, due 06/15/16††	457,577
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	104,145
350,000	Wells Fargo Capital X, 5.95%, due 12/01/86	358,750
270,000	Williams Cos. (The), Inc., Series A, 7.50%, due 01/15/31	339,306
124,000	Williams Cos. (The), Inc., 7.88%, due 09/01/21	162,856
80,000	Williams Cos. (The), Inc., 8.75%, due 03/15/32	111,282
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	352,982
75,000	Windstream Corp., 8.13%, due 09/01/18	81,375
120,000	WPP Finance UK, 8.00%, due 09/15/14	134,772
30,000	WPX Energy, Inc., 6.00%, due 01/15/22	32,400
510,000	Wyeth LLC, 5.95%, due 04/01/37	693,690
430,000	Wynn Las Vegas, LLC, 7.75%, due 08/15/20	480,525
1,275,000	Xerox Corp., 4.50%, due 05/15/21	1,357,179
300,000	Xerox Corp., 5.63%, due 12/15/19	341,434
2,500,000	Xerox Corp., 6.35%, due 05/15/18	2,938,740

		348,434,156

	Mortgage Backed Securities - Private Issuers — 2.0%

400,000	Americold LLC Trust, Series 2010-ARTA, Class A2FX, 4.95%, due 01/14/29 144A	470,398

See accompanying Notes to the Financial Statements.	77

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

150,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.92%, due
	05/10/45†	173,635
165,662	Banc of America Funding Corp., Series 2005-E, Class 8A1, 2.55%, due 06/20/35†	100,839
66,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, due 07/10/43	70,210
136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45†	150,469
300,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.89%, due 09/11/38†	345,929
40,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, due 06/11/50†	47,314
470,691	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.52%, due 02/25/36† 144A	468,870
75,475	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.48%, due 12/25/35†	60,663
76,091	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.62%, due 09/25/35† 144A	63,792
335,019	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR30, Class 2A1, 2.91%, due 01/25/34†	335,632
260,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 5.95%, due 09/15/39†	271,995
474,657	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.63%, due 09/19/44†	392,739
280,991	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 0.97%, due 04/25/36†	277,161
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.09%, due 05/25/34†	228,156
740,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, due 12/10/49	844,605
133,669	Granite Mortgages Plc, Series 2004-3, Class 2A1, 0.66%, due 09/20/44†	131,397
205,118	Granite Mortgages Plc, Reg S, Series 2003-2, Class 1A3, 0.96%, due 07/20/43† ‡‡‡	202,739
560,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.06%, due 07/10/38†	650,701
194,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 6.06%, due 07/10/38†	213,545
272,126	GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.57%, due 03/25/35† 144A	226,315
158,000	GSMS 2012-ALOHA, 3.55%, due 04/10/34 144A	171,731
125,729	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.92%, due 06/25/34†	128,959
79,584	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.56%, due 06/20/35†	72,803
1,086,970	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.44%, due 07/19/47†	804,821
119,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM, 5.44%, due 05/15/45	132,651
600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	688,975
40,000	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, due 07/15/40†	47,607
600,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, due 09/15/45†	719,871
109,450	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35†	37,063

78	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

132,877	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.87%, due 01/25/36†	122,208
83,143	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.49%, due 04/25/35†	72,491
150,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.85%, due 05/12/39†	173,063
580,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, due 03/12/51†	662,399
237,522	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.65%, due 01/25/37†	243,988
290,000	Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4, 6.08%, due 06/11/49†	342,828
211,170	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A, 3.00%, due 07/25/34†	209,268
347,145	Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6, 2.78%, due 09/25/34†	341,873
459,229	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35 144A	468,016
403,683	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.41%, due 09/25/46†	286,070
313,617	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	304,873
134,350	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	132,105
1,325,029	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,256,841
1,064,597	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,028,320
472,945	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.82%, due 05/25/35†	480,546
239,526	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.39%, due 12/26/35† 144A	243,198
149,121	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.57%, due 10/25/18†	144,187
172,781	Structured Asset Securities Corp., Series 2002-9, Class A2, 0.52%, due 10/25/27†	171,219
142,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, due 11/15/48	164,683
227,475	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.46%, due 02/25/33†	228,619
648,238	WaMu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7, 2.44%, due 10/25/33†	669,541
891,892	WaMu Mortgage Pass Through Certificates, Series 2003-AR11, Class A6, 2.47%, due 10/25/33†	914,202
79,286	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.45%, due 09/25/33†	81,163
320,097	WaMu Mortgage Pass Through Certificates, Series 2004-AR13, Class A1A, 0.61%, due 11/25/34†	318,738
802,578	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.45%, due 01/25/35†	817,024
487,640	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 4A, 6.50%, due 08/25/34	528,321
907,774	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.54%, due 08/25/45†	831,249
539,221	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.48%, due 03/25/35†	538,548
341,820	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.45%, due 04/25/45†	320,543

See accompanying Notes to the Financial Statements.	79

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

73,090	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 2.23%, due 11/25/36†	58,309
123,964	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.51%, due 10/25/45†	112,994
117,151	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.48%, due 11/25/45†	105,997
173,639	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.49%, due 12/25/45†	159,728
217,049	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.51%, due 12/25/45†	197,950
290,967	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 2.23%, due 11/25/36†	232,124
716,645	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 2.31%, due 12/25/36†	573,814
301,046	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 1A2, 2.62%, due 11/25/34†	303,681
289,508	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.71%, due 06/25/35†	294,977
728,547	Wells Fargo Mortgage Loan Trust, Series 2010-RR4, Class 2A1, 3.11%, due 08/27/35 144A	719,054

		23,386,337

	Mortgage Backed Securities - U.S. Government Agency Obligations — 29.3%

31,588	FHLMC, Pool # 1N1589, 2.23%, due 05/01/37†	33,498
52,411	FHLMC, Pool # 1Q0136, 2.70%, due 09/01/36†	56,527
1,930,876	FHLMC, Pool # G14492, 4.00%, due 10/01/25	2,056,210
9,509,219	FHLMC, Pool # A96413, 4.00%, due 01/01/41	10,235,677
431,396	FHLMC, Pool # A90675, 4.50%, due 01/01/40	464,194
713,533	FHLMC, Pool # A92736, 4.50%, due 06/01/40	769,787
1,278,671	FHLMC, Pool # A93559, 4.50%, due 08/01/40	1,379,481
4,086,582	FHLMC, Pool # A93338, 4.50%, due 08/01/40	4,408,766
63,378	FHLMC, Pool # Q00012, 4.50%, due 04/01/41	68,593
1,681,519	FHLMC, Pool # A74793, 5.00%, due 03/01/38	1,823,435
2,261,295	FHLMC, Pool # 1Q0481, 5.11%, due 02/01/38†	2,444,445
1,091,783	FHLMC, Pool # G01749, 5.50%, due 01/01/35	1,198,159
206,005	FHLMC, Pool # A39306, 5.50%, due 11/01/35	225,820
268,753	FHLMC, Pool # G02427, 5.50%, due 12/01/36	293,679
491,208	FHLMC, Pool # G03695, 5.50%, due 11/01/37	536,766
275,179	FHLMC, Pool # G04222, 5.50%, due 04/01/38	300,185
1,879,218	FHLMC, Pool # G04587, 5.50%, due 08/01/38	2,048,222
1,912,764	FHLMC, Pool # G06172, 5.50%, due 12/01/38	2,086,578
1,106,432	FHLMC, Pool # G06875, 5.50%, due 12/01/38	1,214,235
804,173	FHLMC, Pool # G06020, 5.50%, due 12/01/39	877,248
554,266	FHLMC, Pool # G06945, 5.50%, due 02/01/40	604,632
70,799	FHLMC, Pool # H09061, 6.00%, due 06/01/37	77,366
2,353,516	FHLMC, Pool # G03265, 6.00%, due 08/01/37	2,591,284
1,009,965	FHLMC, Pool # G03362, 6.00%, due 09/01/37	1,110,420
1,203,861	FHLMC, Pool # G08271, 6.00%, due 05/01/38	1,323,602
2,955,117	FHLMC, Pool # G06409, 6.00%, due 11/01/39	3,259,023
798,271	FHLMC, Pool # G06832, 6.00%, due 03/01/40	878,918
1,000,000	FHLMC, Pool # G07117, 6.00%, due 10/01/42††††	1,138,125
209,217	FHLMC, Pool # G06669, 6.50%, due 09/01/39	238,252
160,239	FHLMC, Series 2808, Class FT, 0.57%, due 04/15/33†	160,520

80	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,667,578	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.22%, due 01/25/20†	101,212
3,216,926	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.40%, due 04/25/20†	220,247
3,932,010	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K008, Class X1, 1.83%, due 06/25/20†	376,708
1,784,241	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K009, Class X1, 1.68%, due 08/25/20†	151,198
1,741,306	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K702, Class X1, 1.73%, due 02/25/18†	123,184
438,270	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	513,315
413,848	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.51%, due 07/25/44†	423,002
3,300,000	FHLMC TBA, 2.50%, due 11/01/26	3,466,547
10,500,000	FHLMC TBA, 3.00%, due 06/01/42	11,072,579
459,178	FNMA, Pool # AE2641, 3.50%, due 10/01/25	489,209
2,367,672	FNMA, Pool # AH2430, 3.50%, due 01/01/26	2,522,522
959,359	FNMA, Pool # AH4523, 3.50%, due 02/01/26	1,022,103
1,730,401	FNMA, Pool # AE2148, 3.50%, due 02/01/26	1,843,572
1,402,650	FNMA, Pool # AE3507, 3.50%, due 02/01/26	1,494,386
1,379,120	FNMA, Pool # AH4692, 3.50%, due 03/01/26	1,469,317
238,177	FNMA, Pool # AL0554, 3.50%, due 08/01/26	253,754
398,073	FNMA, Pool # AO6754, 3.50%, due 06/01/42	431,492
1,293,959	FNMA, Pool # AB5519, 3.50%, due 07/01/42	1,402,588
298,210	FNMA, Pool # MA1124, 3.50%, due 07/01/42	323,245
2,691,300	FNMA, Pool # AO9944, 3.50%, due 07/01/42	2,917,237
177,102	FNMA, Pool # 735321, 4.00%, due 03/01/15	189,539
2,737,470	FNMA, Pool # 935983, 4.00%, due 05/01/25	2,929,703
2,333,539	FNMA, Pool # AD8009, 4.00%, due 07/01/25	2,497,407
25,156	FNMA, Pool # AD7737, 4.00%, due 07/01/25	26,923
209,976	FNMA, Pool # AD7480, 4.00%, due 09/01/25	224,721
11,220	FNMA, Pool # AE2434, 4.00%, due 09/01/25	12,008
32,787	FNMA, Pool # AE7182, 4.00%, due 11/01/25	35,089
735,087	FNMA, Pool # AE6360, 4.00%, due 11/01/25	786,708
142,746	FNMA, Pool # AE8298, 4.00%, due 11/01/25	152,770
227,825	FNMA, Pool # AE0551, 4.00%, due 11/01/25	243,823
116,217	FNMA, Pool # AE8069, 4.00%, due 12/01/25	124,379
41,689	FNMA, Pool # AH3622, 4.00%, due 01/01/26	44,629
606,558	FNMA, Pool # AL0243, 4.00%, due 01/01/26	649,153
485,803	FNMA, Pool # 890306, 4.00%, due 04/01/26	520,070
1,602,133	FNMA, Pool # AH8167, 4.00%, due 04/01/26	1,715,141
2,693,674	FNMA, Pool # AI3000, 4.00%, due 06/01/26	2,883,674
1,426,733	FNMA, Pool # AL0605, 4.00%, due 08/01/26	1,526,923
84,420	FNMA, Pool # 776565, 4.00%, due 04/01/34	91,386
668,731	FNMA, Pool # AH1338, 4.00%, due 12/01/40	737,290
169,487	FNMA, Pool # AH6392, 4.00%, due 02/01/41	186,334
781,740	FNMA, Pool # AB3745, 4.00%, due 10/01/41	843,808
1,549,541	FNMA, Pool # AJ5304, 4.00%, due 11/01/41	1,672,570

See accompanying Notes to the Financial Statements.	81

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

2,463,907	FNMA, Pool # AJ7689, 4.00%, due 12/01/41	2,659,534
39,808	FNMA, Pool # 254802, 4.50%, due 07/01/18	43,082
431,356	FNMA, Pool # 982875, 4.50%, due 05/01/23	471,946
317,353	FNMA, Pool # MA0706, 4.50%, due 04/01/31	345,784
1,025,217	FNMA, Pool # MA0734, 4.50%, due 05/01/31	1,117,063
313,916	FNMA, Pool # MA0776, 4.50%, due 06/01/31	343,609
281,648	FNMA, Pool # MA0913, 4.50%, due 11/01/31	308,288
284,948	FNMA, Pool # MA0939, 4.50%, due 12/01/31	311,900
88,588	FNMA, Pool # MA0968, 4.50%, due 12/01/31	96,968
3,398,856	FNMA, Pool # AL0215, 4.50%, due 04/01/41	3,753,270
587,942	FNMA, Pool # AB3517, 4.50%, due 09/01/41	649,249
7,200,839	FNMA, Pool # AL2439, 5.00%, due 06/01/26	7,832,680
172,458	FNMA, Pool # 254793, 5.00%, due 07/01/33	189,557
202,954	FNMA, Pool # 555743, 5.00%, due 09/01/33	223,078
613,216	FNMA, Pool # 889117, 5.00%, due 10/01/35	674,017
667,172	FNMA, Pool # AL0476, 5.00%, due 11/01/40	746,146
86,603	FNMA, Pool # AI0511, 5.00%, due 04/01/41	96,854
180,979	FNMA, Pool # AI2433, 5.00%, due 05/01/41	202,402
91,648	FNMA, Pool # AI2443, 5.00%, due 05/01/41	102,497
90,542	FNMA, Pool # AI2462, 5.00%, due 05/01/41	101,260
173,836	FNMA, Pool # AI1863, 5.00%, due 05/01/41	194,413
766,401	FNMA, Pool # AI1892, 5.00%, due 05/01/41	857,121
92,251	FNMA, Pool # AI4261, 5.00%, due 06/01/41	103,171
660,686	FNMA, Pool # AE0011, 5.50%, due 09/01/23	722,684
3,004,786	FNMA, Pool # 995253, 5.50%, due 12/01/23	3,280,180
4,090,420	FNMA, Pool # AL0278, 5.50%, due 01/01/25	4,465,314
25,479	FNMA, Pool # 254548, 5.50%, due 12/01/32	28,280
2,852,697	FNMA, Pool # 704235, 5.50%, due 05/01/33	3,166,207
275,199	FNMA, Pool # 555591, 5.50%, due 07/01/33	305,443
3,376,422	FNMA, Pool # 725221, 5.50%, due 01/01/34	3,747,489
162,777	FNMA, Pool # 735224, 5.50%, due 02/01/35	180,667
372,690	FNMA, Pool # 990906, 5.50%, due 10/01/35	411,552
2,088,562	FNMA, Pool # 849077, 5.50%, due 01/01/36	2,303,735
62,078	FNMA, Pool # 852523, 5.50%, due 02/01/36	68,163
236,428	FNMA, Pool # 878059, 5.50%, due 03/01/36	259,604
72,626	FNMA, Pool # 256219, 5.50%, due 04/01/36	78,712
216,204	FNMA, Pool # 868658, 5.50%, due 04/01/36	237,397
244,511	FNMA, Pool # 190375, 5.50%, due 11/01/36	268,479
183,317	FNMA, Pool # 968968, 5.50%, due 01/01/38	201,917
506,147	FNMA, Pool # 995072, 5.50%, due 08/01/38	565,094
1,322,400	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,494,956
3,887,576	FNMA, Pool # AL0144, 5.83%, due 11/01/37†	4,235,094
25,579	FNMA, Pool # 840483, 6.00%, due 11/01/21	28,262
502,905	FNMA, Pool # 256517, 6.00%, due 12/01/26	556,462
501,171	FNMA, Pool # 256962, 6.00%, due 11/01/27	554,230
194,686	FNMA, Pool # 985626, 6.00%, due 04/01/33††††	220,378
4,816,455	FNMA, Pool # 725162, 6.00%, due 02/01/34††††	5,452,055
20,557	FNMA, Pool # 745000, 6.00%, due 10/01/35	23,005

82	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

430,869	FNMA, Pool # 888560, 6.00%, due 11/01/35††††	487,729
160,479	FNMA, Pool # 882524, 6.00%, due 05/01/36	177,644
103,641	FNMA, Pool # 893282, 6.00%, due 08/01/36	114,727
47,528	FNMA, Pool # 887324, 6.00%, due 08/01/36	52,612
163,250	FNMA, Pool # 878210, 6.00%, due 09/01/36	180,712
12,668	FNMA, Pool # 882321, 6.00%, due 09/01/36	14,023
28,929	FNMA, Pool # 900746, 6.00%, due 09/01/36	32,464
153,352	FNMA, Pool # 898198, 6.00%, due 11/01/36	169,755
929,154	FNMA, Pool # 890248, 6.00%, due 08/01/37††††	1,051,365
43,568	FNMA, Pool # AD0217, 6.00%, due 08/01/37††††	49,300
625,123	FNMA, Pool # 948690, 6.00%, due 08/01/37	702,733
210,413	FNMA, Pool # 888736, 6.00%, due 10/01/37	230,322
379,050	FNMA, Pool # 955166, 6.00%, due 11/01/37	414,916
4,837,792	FNMA, Pool # 967691, 6.00%, due 01/01/38	5,355,262
2,204,308	FNMA, Pool # AL0406, 6.00%, due 06/01/38	2,412,881
735,021	FNMA, Pool # AL0852, 6.00%, due 06/01/38	804,569
1,516,337	FNMA, Pool # AL0901, 6.00%, due 07/01/38	1,659,814
568,448	FNMA, Pool # AE0028, 6.00%, due 10/01/39	629,252
2,808,027	FNMA, Pool # AE0469, 6.00%, due 12/01/39	3,108,386
505,242	FNMA, Pool # AE0616, 6.00%, due 03/01/40	559,284
14,778	FNMA, Pool # 869972, 6.50%, due 04/01/36	16,808
2,568,672	FNMA, Pool # 256421, 6.50%, due 09/01/36	2,874,332
113,025	FNMA, Pool # 955797, 6.50%, due 10/01/37	127,481
1,758,922	FNMA, Pool # AL0778, 6.50%, due 01/01/49	1,957,782
3,732,956	FNMA, Pool # 888369, 7.00%, due 03/01/37	4,318,971
68,699	FNMA, Pool # 924874, 7.00%, due 10/01/37	82,058
17,339	FNMA, Pool # 949563, 7.00%, due 11/01/37	20,711
17,102	FNMA, Pool # 955183, 7.00%, due 11/01/37	20,428
32,983	FNMA, Pool # 928938, 7.00%, due 12/01/37	39,397
16,209	FNMA, Pool # 974156, 7.00%, due 02/01/38	19,381
25,037	FNMA, Pool # 968252, 7.00%, due 02/01/38	29,936
67,242	FNMA, Pool # 985867, 7.00%, due 08/01/38	80,401
12,804	FNMA, Pool # 987891, 7.00%, due 09/01/38	15,310
38,490	FNMA, Pool # 991549, 7.00%, due 11/01/38	46,023
25,799	FNMA, Pool # 934202, 7.00%, due 11/01/38	30,848
265,015	FNMA, Pool # 934648, 7.00%, due 11/01/38	316,879
28,530	FNMA, Pool # 992249, 7.00%, due 11/01/38	34,114
1,562,088	FNMA, Pool # AE0758, 7.00%, due 02/01/39	1,865,852
1,071,000	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,308,428
1,600,000	FNMA, Series 2012-25, Class B, 6.50%, due 03/25/42	1,900,856
300,000	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	337,820
1,700,000	FNMA, Series 2012-35, Class MB, 5.50%, due 04/25/42	1,928,532
900,000	FNMA, Series 2012-46, Class BA, 6.00%, due 05/25/42	1,019,898
880,000	FNMA, Series 2012-76, Class AC, 6.50%, due 07/25/42	1,029,536
112,827	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	133,672
25,400,000	FNMA TBA, 2.50%, due 05/01/27	26,701,750
1,000,000	FNMA TBA, 2.50%, due 04/01/41	1,031,484
2,700,000	FNMA TBA, 2.50%, due 04/01/41	2,769,820

See accompanying Notes to the Financial Statements.	83

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

10,700,000	FNMA TBA, 3.00%, due 10/01/26	11,345,344
2,000,000	FNMA TBA, 3.00%, due 06/01/42	2,106,562
7,600,000	FNMA TBA, 3.00%, due 06/01/42	8,025,125
1,500,000	FNMA TBA, 3.50%, due 10/01/41	1,609,219
12,000,000	FNMA TBA, 3.50%, due 12/01/41	12,841,875
13,000,000	FNMA TBA, 4.00%, due 04/01/24	13,900,835
1,800,000	FNMA TBA, 4.00%, due 10/01/41	1,939,781
5,000,000	FNMA TBA, 5.00%, due 10/01/41	5,453,905
400,000	FNMA TBA, 6.00%, due 10/01/41	441,688
24,462	FNMA Whole Loan, Series 2003-W1, Class 1A1, 6.22%, due 12/25/42†	28,342
156,243	FNMA Whole Loan, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	179,893
884,863	FNMA, (IO), Series 2011-63, Class SW, 6.46%, due 07/25/41†	143,717
515,870	GNMA, Pool # 004617, 4.50%, due 01/20/40	571,280
464,333	GNMA, Pool # 734712, 4.50%, due 03/15/40	513,492
692,499	GNMA, Pool # 004696, 4.50%, due 05/20/40	769,090
679,449	GNMA, Pool # 004746, 4.50%, due 07/20/40	754,596
160,010	GNMA, Pool # 004854, 4.50%, due 11/20/40	177,732
326,037	GNMA, Pool # 004883, 4.50%, due 12/20/40	362,146
79,381	GNMA, Pool # 004923, 4.50%, due 01/20/41	88,130
4,857,912	GNMA, Pool # 004978, 4.50%, due 03/20/41	5,379,278
267,022	GNMA, Pool # 641779, 5.00%, due 09/15/35	295,738
902,115	GNMA, Pool # 004559, 5.00%, due 10/20/39	1,001,932
157,268	GNMA, Pool # 733600, 5.00%, due 04/15/40	174,447
477,465	GNMA, Pool # 733627, 5.00%, due 05/15/40	529,618
69,350	GNMA, Pool # 783050, 5.00%, due 07/20/40	77,534
69,211	GNMA, Pool # 004747, 5.00%, due 07/20/40	77,150
1,127,553	GNMA, Pool # 004772, 5.00%, due 08/20/40	1,256,886
273,052	GNMA, Pool # 004802, 5.00%, due 09/20/40	304,371
382,436	GNMA, Pool # 510835, 5.50%, due 02/15/35	427,015
13,234	GNMA, Pool # 002657, 6.00%, due 10/20/28	15,044
15,293	GNMA, Pool # 003489, 6.00%, due 12/20/33	17,446
89,093	GNMA, Pool # 003879, 6.00%, due 07/20/36	100,970
11,891	GNMA, Pool # 003920, 6.00%, due 11/20/36	13,476
685,750	GNMA, Pool # 004145, 6.00%, due 05/20/38	775,449
300,105	GNMA, Pool # 004195, 6.00%, due 07/20/38	339,360
11,503	GNMA, Pool # 004245, 6.00%, due 09/20/38	13,007
132,291	GNMA, Pool # 004580, 6.00%, due 11/20/39	150,058
177,239	GNMA, Pool # 004602, 6.00%, due 12/20/39	200,423
104,057	GNMA, Pool # 004620, 6.00%, due 01/20/40	117,668
200,990	GNMA, Pool # 004639, 6.00%, due 02/20/40	227,280
333,010	GNMA, Pool # 004774, 6.00%, due 08/20/40	377,402
71,129	GNMA, Pool # 004804, 6.00%, due 09/20/40	80,833
684,963	GNMA, Pool # 004837, 6.00%, due 10/20/40	778,411
414,158	GNMA, Pool # 004871, 6.00%, due 11/20/40	470,661
441,201	GNMA, Pool # 004928, 6.00%, due 01/20/41	501,393
365,926	GNMA, Pool # 004991, 6.00%, due 03/20/41	415,848
1,008,064	GNMA, Pool # 005063, 6.00%, due 05/20/41	1,142,442
386,155	GNMA, Pool # 004040, 6.50%, due 10/20/37	445,242

84	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**		Description	Value ($)

		Mortgage Backed Securities - U.S. Government Agency Obligations — continued

33,300,000		GNMA TBA, 3.00%, due 06/01/42	35,667,420
2,700,000		GNMA TBA, 3.00%, due 07/01/42	2,892,797
4,900,000		GNMA TBA, 3.50%, due 10/01/41	5,370,859
4,100,000		GNMA TBA, 3.50%, due 03/01/42	4,485,656
1,000,000		GNMA TBA, 4.00%, due 10/01/41	1,102,812
1,200,000		GNMA TBA, 5.50%, due 10/01/41	1,337,766
354,428		GNMA, (IO), Series 2010-31, Class GS, 6.28%, due 03/20/39†	56,843
127,451		GNMA, (IO), Series 2011-32, Class S, 5.78%, due 03/16/41†	17,049
760,692		GNMA, (IO), Series 2011-70, Class BS, 6.48%, due 12/16/36†	103,977

			343,154,931

		Municipal Obligations — 4.3%

2,250,000		American Municipal Power-Ohio, Inc., 8.08%, due 02/15/50	3,285,765
2,700,000		California East Bay Municipal Utility District, 5.87%, due 06/01/40	3,599,262
600,000		Chicago Transit Authority, Series A, 6.90%, due 12/01/40	728,790
600,000		Chicago Transit Authority, Series B, 6.90%, due 12/01/40	728,790
1,000,000		Florida Educational Loan Marketing Corp., 0.07%, due 12/01/18†	899,606
400,000		Florida Educational Loan Marketing Corp., 0.56%, due 12/01/36†	338,716
3,600,000		Irvine Ranch Water District Joint Powers Agency, 2.39%, due 03/15/14	3,611,592
155,000		Los Angeles Unified School District, 5.75%, due 07/01/34	182,805
1,235,000		Los Angeles Unified School District, 6.76%, due 07/01/34	1,625,297
1,250,000		New Jersey State Turnpike Authority, 7.10%, due 01/01/41	1,785,738
1,800,000		New York City Transitional Finance Authority, 4.73%, due 11/01/23	2,145,042
1,300,000		New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,575,782
1,300,000		New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,594,736
3,000,000		New York State Urban Development Corp., 5.00%, due 03/15/23	3,688,620
500,000		Northstar Education Finance, Inc., 1.70%, due 01/29/46†	417,838
3,100,000		Ohio Tobacco Settlement Financing Authority, 6.50%, due 06/01/47	2,742,539
1,100,000		Port Authority of New York and New Jersey, 4.46%, due 10/01/62	1,108,162
4,650,000		State of California General Obligation, 7.30%, due 10/01/39	6,081,316
1,360,000		State of California General Obligation, 7.50%, due 04/01/34	1,793,922
1,950,000		State of California General Obligation, 7.55%, due 04/01/39	2,647,144
925,000		State of Illinois General Obligation, 4.96%, due 03/01/16	1,011,340
1,600,000		State of Illinois General Obligation, 5.37%, due 03/01/17	1,781,792
1,650,000		State of Illinois General Obligation, 5.67%, due 03/01/18	1,861,051
1,000,000		State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,153,410
1,200,000		State of Kentucky Property & Building Commission, 4.40%, due 11/01/20	1,385,052
2,400,000		State of Kentucky Property & Building Commission, 5.37%, due 11/01/25	2,826,120

			50,600,227

		Sovereign Debt Obligations — 1.8%

8,700,000	EUR	Bundesschatzanweisungen, 0.75%, due 09/13/13	11,270,872
2,500,000		Korea Housing Finance Corp., Reg S, 4.13%, due 12/15/15‡‡‡	2,705,353
22,490,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	1,911,032
19,860,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,826,658
140,000		Mexico Government International Bond, 4.75%, due 03/08/44	156,100
2,600,000		Province of Ontario Canada, 2.70%, due 06/16/15	2,752,448

			20,622,463

See accompanying Notes to the Financial Statements.	85

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	U.S. Government and Agency Obligations — 21.0%

349,586	FHLMC, 2.24%, due 02/01/37†	369,410
350,000	Financing Corp. FICO STRIPS, (IO), Series 1, 0.00%, due 05/11/18‡‡	325,921
90,000	Financing Corp. FICO STRIPS, (PO), Series 11, 0.00%, due 02/08/18‡‡	84,341
280,000	Financing Corp. FICO STRIPS, (PO), Series B, 0.00%, due 04/06/18‡‡	261,372
270,000	Financing Corp. FICO STRIPS, (PO), Series 7, 0.00%, due 08/03/18‡‡	249,989
150,000	Financing Corp. FICO STRIPS, (PO), Series 7, 0.00%, due 08/03/18‡‡	138,883
140,000	Financing Corp. FICO STRIPS, (PO), Series 8, 0.00%, due 08/03/18‡‡	129,624
330,000	Financing Corp. FICO STRIPS, (PO), Series D, 0.00%, due 08/03/18‡‡	305,542
330,000	Financing Corp. FICO STRIPS, (PO), Series E, 0.00%, due 11/02/18‡‡	303,631
150,000	Financing Corp. FICO STRIPS, (PO), Series 15, 0.00%, due 03/07/19‡‡	136,763
50,000	Financing Corp. FICO STRIPS, (PO), Series 19, 0.00%, due 06/06/19‡‡	45,266
20,000	Financing Corp. FICO STRIPS, (PO), Series D, 0.00%, due 09/26/19‡‡	17,936
830,000	FNMA, 0.00%, due 10/09/19‡‡	731,403
275,374	FNMA, Series 2004-38, Class FK, 0.57%, due 05/25/34†	276,588
292,143	FNMA, 1.70%, due 08/01/37†	315,661
121,347	FNMA, 2.90%, due 09/01/35†	128,470
1,235,000	FNMA, 6.63%, due 11/15/30	1,900,875
1,140,027	GNMA, 0.62%, due 12/20/60†	1,138,110
1,989,983	GNMA, 0.69%, due 02/20/61†	1,993,990
1,935,652	GNMA, 0.74%, due 01/20/61†	1,944,182
477,110	GNMA, 0.74%, due 03/20/61†	479,299
1,378,299	GNMA, (IO), 6.33%, due 11/20/38†	198,545
906,415	GNMA, (IO), 6.43%, due 01/20/40†	155,003
4,000,000	Overseas Private Investment Corp., 0.00%, due 11/18/13‡‡	4,049,528
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	252,884
5,900,000	U.S. Treasury Bond, 2.75%, due 08/15/42	5,803,205
1,830,000	U.S. Treasury Bond, 3.00%, due 05/15/42	1,897,767
4,470,000	U.S. Treasury Bond, 3.13%, due 11/15/41	4,762,646
490,000	U.S. Treasury Bond, 3.13%, due 02/15/42	521,314
3,200,000	U.S. Treasury Bond, 3.88%, due 08/15/40	3,910,000
200,000	U.S. Treasury Bond, 4.25%, due 11/15/40	259,719
200,000	U.S. Treasury Bond, 4.38%, due 02/15/38	263,313
900,000	U.S. Treasury Bond, 4.38%, due 05/15/41	1,192,640
4,000,000	U.S. Treasury Bond, 4.50%, due 02/15/36	5,336,876
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	2,524,781
400,000	U.S. Treasury Bond, 6.25%, due 08/15/23	580,500
800,000	U.S. Treasury Bond, 7.50%, due 11/15/24	1,290,125
5,972,511	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/22	6,524,968
8,379,040	U.S. Treasury Inflation Indexed Bond, 1.13%, due 01/15/21(a)	9,929,816
525,290	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	628,666
1,552,983	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	2,014,632
106,004	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	155,081
2,197,104	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/41	3,235,750
3,500,000	U.S. Treasury Note, 0.25%, due 10/31/13	3,502,460
3,100,000	U.S. Treasury Note, 0.25%, due 11/30/13	3,102,058
8,750,000	U.S. Treasury Note, 0.25%, due 01/31/14	8,755,469
7,000,000	U.S. Treasury Note, 0.25%, due 08/31/14	7,002,464
7,000,000	U.S. Treasury Note, 0.25%, due 09/15/15	6,989,066
2,075,000	U.S. Treasury Note, 0.38%, due 06/30/13	2,078,405

86	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value**	Description	Value ($)

	U.S. Government and Agency Obligations — continued

7,500,000	U.S. Treasury Note, 0.38%, due 07/31/13	7,513,477
5,300,000	U.S. Treasury Note, 0.50%, due 10/15/13	5,317,389
11,100,000	U.S. Treasury Note, 0.63%, due 08/31/17	11,108,669
5,050,000	U.S. Treasury Note, 0.75%, due 06/30/17	5,089,062
4,320,000	U.S. Treasury Note, 1.00%, due 09/30/16	4,412,474
28,570,000	U.S. Treasury Note, 1.00%, due 08/31/19	28,503,032
1,610,000	U.S. Treasury Note, 1.13%, due 09/30/19	1,604,214
14,770,000	U.S. Treasury Note, 1.25%, due 04/30/19	15,049,242
2,000,000	U.S. Treasury Note, 1.38%, due 11/30/18	2,061,720
9,000,000	U.S. Treasury Note, 1.50%, due 07/31/16	9,363,519
9,880,000	U.S. Treasury Note, 1.63%, due 08/15/22‡	9,870,742
6,720,000	U.S. Treasury Note, 1.75%, due 05/15/22	6,815,552
100,000	U.S. Treasury Note, 1.88%, due 08/31/17	106,164
12,200,000	U.S. Treasury Note, 2.00%, due 11/15/21(a)	12,738,520
7,000,000	U.S. Treasury Note, 2.00%, due 02/15/22	7,281,645
12,000,000	U.S. Treasury Note, 2.63%, due 11/15/20	13,250,628
6,400,000	U.S. Treasury Note, 2.75%, due 02/15/19	7,131,501
800,000	U.S. Treasury Note, 3.13%, due 05/15/21	914,625

		246,327,112

	TOTAL DEBT OBLIGATIONS (COST $1,025,433,017)	1,076,775,525

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	Auto Manufacturers — 0.0%

8,312	General Motors Co.*	189,098
2,087	Motors Liquidation Co. GUC Trust*	35,062

		224,160

	Building Materials — 0.0%

10,371	US Concrete, Inc.* ¤ ‡	67,204

	Diversified Financial Services — 0.0%

1,754	CIT Group, Inc.*	69,090

	TOTAL COMMON STOCKS (COST $478,595)	360,454

	PREFERRED STOCKS — 0.3%

	Banks — 0.1%

600	Wells Fargo & Co., 7.50% Class A	742,800

	Diversified Financial Services — 0.2%

74,625	Citigroup Capital XIII, 7.88%†	2,078,306
14,902	GMAC Capital Trust I, 8.125%†	374,189

		2,452,495

	TOTAL PREFERRED STOCKS (COST $2,718,226)	3,195,295

See accompanying Notes to the Financial Statements.	87

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	WARRANTS — 0.0%

	Auto Manufacturers — 0.0%

7,557	General Motors Co., Strike Price $10.00, Expires 7/10/16*	104,135
7,557	General Motors Co., Strike Price $18.33, Expires 7/10/19*	62,421

		166,556

	Media — 0.0%

307	Charter Communications, Inc., Strike Price $46.68, Expires 11/30/14*	9,179

	Oil & Gas Services — 0.0%

190	SemGroup Corp., Strike Price $25.00, Expires 11/30/14* ¤	2,552

	TOTAL WARRANTS (COST $307,300)	178,287

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Put Options — 0.0%

2,300,000	OTC 30-Year Interest Rate Swaption with Royal Bank of Scotland Plc, Strike Price $3.45, Expires 09/21/15	169,305
105,000	Euro Dollar Mid-Curve 2-Year Futures Option with Barclays Capital, Inc., Strike Price $99.00, Expires 12/14/12	525
60,000	Euro Dollar Mid-Curve 2-Year Futures Option with Barclays Capital, Inc., Strike Price $99.13, Expires 12/14/12	600
255,000	Euro Dollar Mid-Curve 2-Year Futures Option with Barclays Capital, Inc., Strike Price $98.75, Expires 12/14/12	637
107,500	Euro Dollar Mid-Curve 3-Year Futures Option with Barclays Capital, Inc., Strike Price $97.25, Expires 12/14/12	269
107,500	Euro Dollar Mid-Curve 3-Year Futures Option with Barclays Capital, Inc., Strike Price $98.25, Expires 12/14/12	537
5,000,000	OTC 1-Year Interest Rate Swaption with Goldman Sachs Capital Markets, Strike Price $2.00, Expires 11/19/12	1

	TOTAL OPTIONS PURCHASED (COST $306,117)	171,874

Par Value **	Description	Value ($)

	SHORT-TERM INVESTMENTS — 23.1%

	Bank Deposit — 6.7%

78,246,565	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/12	78,246,565

	Certificates of Deposit — 0.6%
3,600,000	Banco do Brasil SA, 2.00%, due 06/28/13	3,587,425
3,700,000	Ford Motor Credit Co., 1.40%, due 01/18/13	3,687,457
200,000	Ford Motor Credit Co., 1.24%, due 01/23/13	199,287

		7,474,169

88	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value **	Description	Value ($)

	Repurchase Agreements — 6.4%

18,500,000	Bank of America N.A. (Dated 09/28/2012. Collateralized by a U.S. Treasury Note, with a rate of 0.625% with a maturity of 08/31/2017, valued at $18,880,348. Repurchase proceeds are $18,500,437), 0.17%, due 10/03/12	18,500,000

24,100,000	Bank of America N.A. (Dated 09/28/2012. Collateralized by a U.S. Treasury Note, with a rate of 0.875% with a maturity of 02/28/2017, valued at $24,556,095. Repurchase proceeds are $24,100,442), 0.22%, due 10/01/12	24,100,000

17,700,000	Barclays Capital, Inc. (Dated 09/28/2012. Collateralized by a Federal National Mortgage Association Security, with a rate of 3.500% with a maturity of 05/01/2042, valued at $18,576,832. Repurchase proceeds are $17,705,881), 0.23%, due 11/19/12	17,700,000

8,800,000	Citigroup Global Markets, Inc. (Dated 09/28/2012. Collateralized by a Federal National Mortgage Association Security, with a rate of 3.500% with a maturity of 01/01/2026, valued at $9,093,234. Repurchase proceeds are $8,801,369), 0.20%, due 10/26/12	8,800,000

5,500,000	Morgan Stanley & Co. LLC (Dated 09/28/2012. Collateralized by a Federal Farm Credit Bank Security, with a rate of 0.280% with a maturity of 07/30/2014 valued at $5,622,083. Repurchase proceeds are $5,500,133), 0.29%, due 10/01/12	5,500,000

	TOTAL REPURCHASE AGREEMENTS (COST $74,600,000)	74,600,000

	Securities Lending Collateral — 1.3%

15,281,785	State Street Navigator Securities Lending Prime Portfolio***	15,281,785

	U.S. Government and Agency Obligations — 8.1%

100,000	FHLB Discount Note, 0.15%, due 02/20/13	99,976
8,200,000	FHLB Discount Note, 0.16%, due 02/20/13	8,198,057
7,300,000	FHLMC Discount Note, 0.00%, due 12/17/12‡‡	7,299,533
7,400,000	FHLMC Discount Note, 0.00%, due 12/21/12‡‡	7,399,497
1,000,000	FHLMC Discount Note, 0.13%, due 02/12/13	999,777
500,000	FHLMC Discount Note, 0.14%, due 03/05/13	499,807
800,000	FHLMC Discount Note, 0.15%, due 02/26/13	799,802
300,000	FHLMC Discount Note, 0.16%, due 02/25/13	299,927
6,600,000	FHLMC Discount Note, 0.16%, due 01/03/13	6,599,314
1,600,000	FHLMC Discount Note, 0.16%, due 02/27/13	1,599,603
800,000	FHLMC Discount Note, 0.17%, due 02/11/13	799,822
600,000	FHLMC Discount Note, 0.18%, due 02/25/13	599,853
3,400,000	FHLMC Discount Note, 0.18%, due 03/01/13	3,398,718
250,000	FNMA Discount Note, 0.00%, due 10/10/12‡‡	249,991
500,000	FNMA Discount Note, 0.18%, due 02/20/13	499,881
500,000	FNMA Discount Note, 0.18%, due 08/01/13	499,410
1,100,000	United States Treasury Bill, 0.00%, due 01/24/13‡‡	1,099,736
19,100,000	United States Treasury Bill, 0.00%, due 02/21/13(b) ‡‡	19,091,653
6,400,000	United States Treasury Bill, 0.00%, due 02/28/13‡‡	6,396,736
6,200,000	United States Treasury Bill, 0.00%, due 03/07/13‡‡	6,196,553
2,300,000	United States Treasury Bill, 0.00%, due 03/14/13‡‡	2,298,638
6,000,000	United States Treasury Bill, 0.14%, due 03/28/13	5,996,148

See accompanying Notes to the Financial Statements.	89

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value **	Description	Value ($)

	U.S. Government and Agency Obligations — continued

1,876,000	United States Treasury Bill, 0.18%, due 07/25/13(b)	1,873,642
11,500,000	United States Treasury Bill, 0.19%, due 08/22/13	11,484,187

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $94,263,151)	94,280,261

	TOTAL SHORT-TERM INVESTMENTS (COST $269,822,883)	269,882,780

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 115.2% (COST $1,299,066,138)	1,350,564,215

	TBA Sale Commitments — (3.9)%

(2,000,000)	FHLMC TBA, 4.00%, due 10/01/41	(2,150,313)
(6,000,000)	FHLMC TBA, 4.50%, due 10/01/41	(6,454,688)
(4,000,000)	FNMA TBA, 3.50%, due 10/01/26	(4,257,500)
(13,000,000)	FNMA TBA, 4.00%, due 04/01/24	(13,900,835)
(13,000,000)	FNMA TBA, 4.00%, due 10/01/26	(13,905,937)
(5,000,000)	FNMA TBA, 5.00%, due 10/01/41	(5,453,905)

		(46,123,178)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $46,050,625)	(46,123,178)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 111.3% (COST $1,253,015,513)	1,304,441,037

	Other Assets and Liabilities (net) — (11.3)%	(132,702,118)

	NET ASSETS — 100.0%	$1,171,738,919

90	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments:

FICO — Financing Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

PIK — Payment In Kind

PO — Principal Only

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

*	Non-income producing security

‡	All or a portion of this security is out on loan.

(a)	All or a portion of this security is held for open futures and written options collateral.

(b)	All or a portion of this security is held for open swaps collateral.

¤	Illiquid security. The total market value of the securities at period end is $21,050,544 which represents 1.8% of net assets. The aggregate tax cost of these securities held at September 30, 2012 was $20,715,906.

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2012 was $220,191.

†	Floating rate note. Rate shown is as of September 30, 2012.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security

‡‡	Zero coupon bond

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $65,884,747 which represents 5.6% of net assets.

See accompanying Notes to the Financial Statements.	91

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

A summary of outstanding financial instruments at September 30, 2012 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/01/12	AUD	Citibank N.A.	200,000	$207,447	$(1,123)
11/01/12	AUD	JPMorgan Chase Bank	178,000	184,628	(1,480)
11/01/12	AUD	Morgan Stanley Capital Services LLC	6,700,000	6,949,483	(20,192)
10/15/12	CNY	HSBC Bank USA	36,685,162	5,834,523	49,132
2/01/13	CNY	JPMorgan Chase Bank	5,986,164	943,469	3,947
8/05/13	CNY	UBS AG	8,424,725	1,312,104	(21,978)
2/01/13	CNY	UBS AG	46,266,100	7,291,920	(47,827)
10/15/12	EUR	JPMorgan Chase Bank	2,573,000	3,310,584	140,391
10/11/13	EUR	JPMorgan Chase Bank	216,000	279,043	(2,081)
10/15/12	EUR	Royal Bank of Canada	654,000	841,478	37,319
10/03/12	INR	HSBC Bank USA	952,760	18,064	924
10/22/12	SGD	Royal Bank of Scotland Plc	12,782	10,419	263
11/30/12	TWD	JPMorgan Chase Bank	121,918,080	4,159,765	31,427

					$168,722

Sales
11/01/12	AUD	Westpac Banking Corporation	11,093,000	$11,506,062	$47,298
2/01/13	CNY	HSBC Bank USA	36,915,418	5,818,175	(14,068)
2/01/13	CNY	JPMorgan Chase Bank	13,464,784	2,122,161	(15,161)
10/15/12	CNY	UBS AG	36,685,162	5,834,523	(61,877)
2/01/13	CNY	UBS AG	9,875,848	1,556,515	(10,515)
9/13/13	EUR	HSBC Bank USA	8,600,000	11,106,632	(311,482)
9/13/13	EUR	JPMorgan Chase Bank	100,000	129,147	(5,922)
10/15/12	EUR	JPMorgan Chase Bank	2,000	2,573	(133)
10/11/13	EUR	JPMorgan Chase Bank	216,000	279,043	(12,596)
10/15/12	EUR	UBS AG	7,112,000	9,150,748	(388,153)
10/25/12	GBP	JPMorgan Chase Bank	210,000	339,084	(1,688)
12/12/12	GBP	Royal Bank of Scotland Plc	1,395,000	2,252,185	(21,845)
10/03/12	INR	HSBC Bank USA	952,760	18,064	(1,659)
12/06/12	KRW	Citibank N.A.	27,550,400	24,710	(416)
11/30/12	TWD	Citibank N.A.	37,309,600	1,272,979	(20,979)
11/30/12	TWD	UBS AG	84,451,920	2,881,444	(47,444)

					$(866,640)

92	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Currency Abbreviations

AUD	— Australian Dollar
CNY	— Chinese Yuan
EUR	— Euro
GBP	— British Pound Sterling
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
SGD	— Singapore Dollar
TWD	— Taiwan Dollar

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
31	Euro-Bund	December 2012	$5,653,999	$48,551
82	Eurodollar 90 Day	June 2013	20,430,300	3,834
21	U.S. Treasury Bond 30 Yr.	December 2012	3,136,875	(15,053)
93	U.S. Ultra Long	December 2012	15,365,344	(121,802)

				$(84,470)

Sales
11	Euro-OAT	December 2012	$1,895,593	$(4,965)
82	Eurodollar 90 Day	June 2014	20,410,825	(13,067)
438	U.S. Treasury Note 10 Yr.	December 2012	58,466,156	(313,041)
7	U.S. Treasury Note 2 Yr.	December 2012	1,543,719	(382)
325	U.S. Treasury Note 5 Yr.	December 2012	40,505,664	(230,194)

				$(561,649)

See accompanying Notes to the Financial Statements.	93

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Written Options

Type of Contract	Counterparty	Number of Contracts	Premiums Received	Value at September 30, 2012
CALL — OTC 5-Year Interest Rate Swaption Strike @ $ 1.40 Expires 03/18/2013	Bank of America Securities LLC	1,200,000	$8,280	$(29,879)
CALL — U.S. Treasury Bond 30-Year Futures Strike @ $ 151.00 Expires 10/26/2012	Barclays Capital, Inc.	36	19,008	(32,625)
PUT — Euro Dollar Mid-Curve 2-Year Futures Strike @ $ 98.63 Expires 12/14/2012	Barclays Capital, Inc.	24	522	(150)
PUT — Euro Dollar Mid-Curve 2-Year Futures Strike @ $ 98.25 Expires 12/14/2012	Barclays Capital, Inc.	144	43,357	(900)
PUT — Euro Dollar Mid-Curve 3-Year Futures Strike @ $ 97.75 Expires 12/14/2012	Barclays Capital, Inc.	86	36,270	(537)
PUT — OTC 1-Year Interest Rate Swaption Strike @ $ 1.00 Expires 11/19/2012	Goldman Sachs Capital Markets	5,000,000	28,526	(15)
PUT — OTC 5-Year Interest Rate Swaption Strike @ $ 1.40 Expires 03/18/2013	Bank of America Securities LLC	1,200,000	28,561	(1,619)
PUT — OTC 5-Year Interest Rate Swaption Strike @ $ 2.50 Expires 09/21/2015	Royal Bank of Scotland Plc	9,700,000	184,300	(165,353)
PUT — U.S. Treasury Bond 30-Year Futures Strike @ $ 141.00 Expires 10/26/2012	Barclays Capital, Inc.	36	20,695	(2,813)
TOTAL			$369,519	$(233,891)

94	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Interest Rate Swaps

Description	Notional Amount	Unrealized Appreciation (Depreciation)	Value
Agreement with Bank of America N.A. dated 07/06/12 receiving a fixed rate of 8.44%paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/15.	$35,200,000	$73,301	$73,301
Agreement with Goldman Sachs dated 06/05/12 receiving a fixed rate of 4.00% paying the notional amount multiplied by the 6-Month AUD-BBR-BBSW rate. Expiring 03/15/23.	200,000	4,164	4,164
Agreement with HSBC Bank USA dated 02/24/12 receiving a fixed rate of 10.135%paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	9,800,000	225,002	242,121
Agreement with JPMorgan Chase Bank dated 07/18/12 receiving a fixed rate of 1.00%paying the notional amount multiplied by the 3-Month LIBOR rate. Expiring 06/30/14.	4,400,000	(8,484)	(7,843)
Agreement with Morgan Stanley Capital Services LLC dated 02/27/12 receiving afixed rate of 10.605% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	10,300,000	265,518	329,178
Agreement with Morgan Stanley Capital Services LLC dated 08/21/12 receiving afixed rate of 1.00% paying the notional amount multiplied by the 3-Month LIBOR rate. Expiring 05/15/19.	10,624,000	(210,888)	(210,888)

			$430,033

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	6-Month AUD-BBR- BBSW	3.50%	03/15/18	Citigroup Global Markets	$5,300,000	$54,708
Pay	6-Month AUD-BBR- BBSW	3.75%	03/15/18	Deutsche Bank AG Citigroup Global	4,300,000	63,806
Pay	6-Month AUD-BBR- BBSW	4.00%	03/15/23	Markets and Deutsche Bank AG	10,200,000	149,457
Pay	6-Month AUD-BBR- BBSW	4.25%	03/15/23	Citigroup Global Markets	2,500,000	91,310
Receive	6-Month EUR- LIBOR	1.75%	12/19/22	Citigroup Global Markets	5,700,000	(100,704)
Receive	6-Month EUR- LIBOR	1.75%	03/20/23	Morgan Stanley Capital Services LLC	1,000,000	(9,346)

						$249,231

See accompanying Notes to the Financial Statements.	95

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
4,400,000	03/20/21	Goldman Sachs International	$60,708
400,000	12/20/16	Citibank N.A.	8,970
900,000	03/20/16	Deutsche Bank AG	15,023
1,400,000	03/20/16	Morgan Stanley Capital Services LLC	23,368
400,000	12/20/15	Deutsche Bank AG	(4,061)

			$104,008

96	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	91.8
Preferred Stocks	0.3
Swaps	0.0
Common Stocks	0.0
Warrants	0.0
Options Purchased	0.0
Written Options	0.0
Futures Contracts	0.0
Forward Foreign Currency Contracts	(0.1)
TBA Sale Commitments	(3.9)
Short-Term Investments	23.1
Other Assets and Liabilities (net)	(11.2)

100.0%

See accompanying Notes to the Financial Statements.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 82.4%

	Bermuda — 0.8%

150,000	China Yurun Food Group, Ltd.*	107,568
62,000	COSCO Pacific, Ltd.	87,323
3,000	Credicorp, Ltd.	375,840
62,550	Dairy Farm International Holdings, Ltd.	694,931
11,243,000	GOME Electrical Appliances Holding, Ltd.	1,189,083
239,000	Huabao International Holdings, Ltd.	135,633

	Total Bermuda	2,590,378

	Brazil — 8.0%

18,500	Amil Participacoes SA	222,040
25,700	Banco Bradesco SA, ADR	412,999
42,600	Banco do Brasil SA	520,741
304,488	BM&FBovespa SA	1,838,514
22,500	BR Malls Participacoes SA	312,192
14,900	CCR SA	134,767
18,800	Cia Brasileira de Distribuicao Grupo, ADR	848,068
112,010	Cia de Bebidas das Americas, ADR	4,286,623
5,400	Cia de Saneamento Basico do Estado, ADR	438,534
11,700	Cia Hering	264,300
12,500	Cia Paranaense de Energia, Sponsored ADR	205,250
167,910	Cia Siderurgica Nacional SA	945,156
82,410	Cielo SA	2,054,969
30,325	Companhia Energetica de Minas Gerais, Sponsored ADR	367,539
61,600	Cosan SA Industria e Comercio	1,124,334
21,300	EDP - Energias do Brasil SA	135,120
33,800	Itau Unibanco Holding SA, ADR	516,464
173,300	JBS SA*	574,022
21,700	Lojas Renner SA	726,257
74,900	MRV Engenharia e Participacoes SA	447,820
8,300	Multiplan Empreendimentos Imobiliarios SA	244,197
94,600	Obrascon Huarte Lain Brasil SA	867,291
9,500	OGX Petroleo e Gas Participacoes SA*	28,798
56,200	Petroleo Brasileiro SA, Sponsored ADR	1,240,334
52,800	Porto Seguro SA	530,655
166,000	Souza Cruz SA	2,250,098
134,900	Tim Participacoes SA	520,636
18,900	Tim Participacoes SA, ADR‡	363,258
34,205	Totvs SA	709,963
8,100	Ultrapar Participacoes SA	182,098
88,500	Vale SA, ADR	1,536,360

	Total Brazil	24,849,397

	Cayman Islands — 4.9%

1,557,000	Anta Sports Products, Ltd.	1,196,881
30,445	Baidu, Inc., Sponsored ADR*	3,556,585
82,000	China Mengniu Dairy Co., Ltd.	246,426
32,000	China Resources Land, Ltd.	70,494

98	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued

330,000	China Shanshui Cement Group, Ltd.	215,368
41,000	Country Garden Holdings Co., Ltd.*	16,023
2,282,000	Dongyue Group	1,012,489
86,000	Evergrande Real Estate Group, Ltd.	34,164
12,500	Longfor Properties Co., Ltd.	19,347
1,655,000	Lonking Holdings, Ltd.	277,496
101,000	MStar Semiconductor, Inc.	811,418
89,000	Parkson Retail Group, Ltd.	74,614
701,395	Sands China, Ltd.	2,614,428
14,500	Shimao Property Holdings, Ltd.	24,911
388,000	Soho China, Ltd.	238,707
42,500	Tencent Holdings, Ltd.	1,452,616
285,618	Tingyi Cayman Islands Holding Corp.	860,179
321,000	Want Want China Holdings, Ltd.	410,294
748,495	Wynn Macau, Ltd.	2,027,330

	Total Cayman Islands	15,159,770

	Chile — 2.4%

41,993,337	Banco Santander Chile	2,960,904
12,500	Banco Santander Chile, ADR	915,500
4,201	CAP SA	146,333
1,083,607	Empresa Nacional de Electricidad SA	1,755,966
18,229	Empresas COPEC SA	268,893
32,300	Enersis SA, Sponsored ADR	529,397
17,689	ENTEL Chile SA	368,616
32,662	SACI Falabella	328,995
3,100	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	191,084

	Total Chile	7,465,688

	China — 7.3%

420,000	Agricultural Bank of China, Ltd.	164,138
6,897,000	Bank of China, Ltd.	2,633,105
375,000	Bank of Communications Co., Ltd.	254,409
270,000	China BlueChemical, Ltd.	159,146
603,000	China Citic Bank Corp., Ltd. Class H	285,430
77,000	China Coal Energy Co., Ltd.	70,314
500,000	China Communications Construction Co., Ltd. Class H	404,347
5,225,000	China Construction Bank Corp. Class H	3,625,641
505,000	China Minsheng Banking Corp., Ltd.	398,620
7,500	China Petroleum & Chemical Corp., ADR	693,150
1,280,000	China Petroleum & Chemical Corp. Class H	1,195,266
641,500	China Railway Construction Corp. Class H	579,176
348,000	China Railway Group, Ltd. Class H	152,607
882,000	China Telecom Corp., Ltd.	509,639
641,000	Chongqing Rural Commercial Bank Class H	252,159
382,000	Dongfeng Motor Group Co., Ltd. Class H	444,905
289,000	Great Wall Motor Co., Ltd. Class H	764,131
395,200	Guangzhou R&F Properties Co., Ltd. Class H	457,220

See accompanying Notes to the Financial Statements.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	China — continued

5,226,000	Industrial & Commercial Bank of China Class H	3,087,103
1,116,000	Jiangsu Expressway Co., Ltd. Class H	935,608
592,000	Jiangxi Copper Co., Ltd. Class H	1,498,087
900	PetroChina Co., Ltd., ADR	116,244
1,378,000	PetroChina Co., Ltd. Class H	1,809,311
237,356	Tsingtao Brewery Co., Ltd. Class H	1,308,737
90,000	Yanzhou Coal Mining Co., Ltd. Class H	137,207
984,000	Zhejiang Expressway Co., Ltd.	685,338

	Total China	22,621,038

	Colombia — 1.7%

1,787,523	Ecopetrol SA	5,260,632

	Czech Republic — 0.3%

11,069	CEZ AS	412,476
1,908	Komercni Banka AS	380,192

	Total Czech Republic	792,668

	Hong Kong — 4.9%

381,101	China Mobile, Ltd.	4,237,050
53,900	China Mobile, Ltd., Sponsored ADR‡	2,983,904
76,000	China Overseas Land & Investment, Ltd.	193,890
1,216,000	CNOOC, Ltd.	2,490,579
4,400	CNOOC, Ltd., ADR	892,012
632,000	Guangdong Investment, Ltd.	497,236
392,300	Hongkong Electric Holdings	3,329,357
188,000	Minmetals Resources, Ltd.*	71,774
1,022,000	Shougang Fushan Resources Group, Ltd.	274,177
40,500	Sino-Ocean Land Holdings, Ltd.	22,984

	Total Hong Kong	14,992,963

	Hungary — 0.1%

3,142	MOL Hungarian Oil and Gas Plc	260,479
4,404	OTP Bank Nyrt	77,413
385	Richter Gedeon Nyrt	67,414

	Total Hungary	405,306

	India — 3.3%

23,100	Dr. Reddy’s Laboratories, Ltd., ADR	712,866
158,900	HDFC Bank, Ltd., ADR	5,971,462
8,000	ICICI Bank, Ltd., Sponsored ADR	321,120
35,200	Infosys, Ltd., Sponsored ADR‡	1,708,608
8,724	Reliance Industries, Ltd., GDR 144A	274,631
2,451	State Bank of India, GDR	211,154
27,500	Tata Motors, Ltd., Sponsored ADR‡	706,200
24,100	Wipro, Ltd., ADR	215,695

	Total India	10,121,736

100	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Indonesia — 2.1%

1,027,500	Astra International Tbk PT	794,514
490,500	Bank Rakyat Indonesia Persero Tbk PT	381,842
2,856,500	Bumi Resources Tbk PT	217,894
158,502	Gudang Garam Tbk PT	769,323
56,500	Indo Tambangraya Megah Tbk PT	248,848
114,000	Indocement Tunggal Prakarsa Tbk PT	242,414
1,303,000	Indofood Sukses Makmur Tbk PT	769,274
168,500	Kalbe Farma Tbk PT	82,753
483,323	Semen Gresik Persero Tbk PT	729,782
14,400	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	560,592
487,599	Unilever Indonesia Tbk PT	1,327,268
23,500	United Tractors Tbk PT	50,831
1,065,000	Vale Indonesia Tbk PT	328,291

	Total Indonesia	6,503,626

	Malaysia — 4.4%

542,200	Alliance Financial Group Bhd	725,535
585,600	AMMB Holdings Bhd	1,218,523
27,500	British American Tobacco Malaysia Berhad	543,432
258,800	CIMB Group Holdings Bhd	635,040
125,300	DiGi.Com Bhd	216,452
343,600	Genting Bhd	979,145
1,390,200	Genting Malaysia Bhd	1,591,919
20,700	Kuala Lumpur Kepong Bhd	149,400
875,100	Malayan Banking Bhd	2,579,634
140,800	Parkson Holdings Bhd	222,037
58,300	Petronas Chemicals Group Bhd	122,074
56,700	Petronas Gas Bhd	352,462
349,600	Public Bank Bhd	1,644,773
23,900	Public Bank Bhd (Foreign Market)	112,443
43,500	Sime Darby Bhd	139,473
356,400	Tenaga Nasional Bhd	795,239
515,100	UMW Holdings Bhd	1,685,261

	Total Malaysia	13,712,842

	Mexico — 6.8%

119,000	Alfa SAB de CV Class A	221,761
55,500	America Movil SA de CV Series L, ADR	1,411,920
10,500	Coca-Cola Femsa SAB de CV, Sponsored ADR	1,354,500
563,958	Compartamos SAB de CV	661,016
40,700	Fomento Economico Mexicano SA de CV, Sponsored ADR	3,743,586
222,000	Grupo Bimbo SAB de CV Series A	554,773
94,400	Grupo Carso SAB de CV Series A-1	322,982
16,100	Grupo Financiero Banorte SAB de CV Series O	91,098
347,500	Grupo Financiero Inbursa SAB de CV Series O	979,479
540,769	Grupo Mexico SAB de CV Series B	1,789,210
7,000	Grupo Modelo SAB de CV Series C	63,095
88,451	Grupo Televisa SAB, Sponsored ADR	2,079,483

See accompanying Notes to the Financial Statements.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

46,062	Industrias Penoles SAB de CV	2,274,932
570,500	Kimberly-Clark de Mexico SAB de CV	1,363,991
1,429,721	Wal-Mart de Mexico SAB de CV	4,030,985

	Total Mexico	20,942,811

	Peru — 0.5%

41,059	Cia de Minas Buenaventura SA, ADR	1,599,659

	Philippines — 0.8%

950,300	Aboitiz Equity Ventures, Inc.	1,112,841
252,550	Bank of the Philippine Islands	483,123
43,770	SM Investments Corp.	765,962

	Total Philippines	2,361,926

	Poland — 1.2%

15,654	Asseco Poland SA	218,327
2,990	KGHM Polska Miedz SA	142,334
120,917	PGE SA	698,277
95,386	Powszechna Kasa Oszczednosci Bank Polski SA	1,059,993
11,350	Powszechny Zaklad Ubezpieczen SA	1,275,460
157,683	Tauron Polska Energia SA	241,185

	Total Poland	3,635,576

	Russia — 3.0%

101,146	Gazprom OAO-SA, Sponsored ADR	1,014,494
251,052	Gazprom OAO-SA, Sponsored ADR	2,533,115
43,880	LUKOIL OAO, Sponsored ADR	2,700,375
645	MMC Norilsk Nickel OJSC, ADR	10,288
16,870	Mobile Telesystems, Sponsored ADR	295,563
12,042	Rosneft Oil Co., Reg S, GDR* ‡‡‡	80,922
68,531	Sberbank of Russia, Sponsored ADR	798,386
41,837	Severstal OAO, Reg S, GDR	523,381
89,743	Surgutneftegas OJSC, Sponsored ADR	817,020
8,877	Tatneft, Sponsored ADR	368,129
4,772	Tatneft OAO, Sponsored ADR	197,895

	Total Russia	9,339,568

	South Africa — 5.4%

9,430	ABSA Group, Ltd.	158,288
208,679	African Bank Investments, Ltd.	835,864
2,900	AngloGold Ashanti, Ltd., Sponsored ADR	101,645
89,269	Aveng, Ltd.	338,526
10,923	Barloworld, Ltd.	95,182
14,353	Bidvest Group, Ltd.	358,340
21,808	FirstRand, Ltd.	73,714
17,500	Gold Fields, Ltd., Sponsored ADR	224,875
13,489	Growthpoint Properties, Ltd.	40,658
14,007	Impala Platinum Holdings, Ltd.	235,964

102	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

26,685	Imperial Holdings, Ltd.	606,425
42,248	Investec, Ltd.	261,645
36,071	Kumba Iron Ore, Ltd.	2,198,582
35,772	Liberty Holdings, Ltd.	430,288
49,323	MTN Group, Ltd.	957,689
10,180	Naspers, Ltd.	635,353
140,597	Netcare, Ltd.	305,010
482,813	Redefine Properties, Ltd.	547,112
92,004	Remgro, Ltd.	1,619,602
82,330	Reunert, Ltd.	687,983
15,827	Salam, Ltd.	72,065
20,218	Sasol, Ltd.	912,232
63,502	Shoprite Holdings, Ltd.	1,295,568
43,588	Spar Group, Ltd. (The)	676,180
54,540	Standard Bank Group, Ltd.	698,213
24,800	Tiger Brands, Ltd.	820,901
35,440	Truworths International, Ltd.	403,745
69,167	Vodacom Group, Ltd.	855,875
30,657	Woolworths Holdings, Ltd.	225,864

	Total South Africa	16,673,388

	South Korea — 7.8%

6,143	Daelim Industrial Co., Ltd.	524,525
4,570	DGB Financial Group, Inc.	60,444
37,540	Dongbu Insurance Co., Ltd.	1,634,781
16,500	Dongkuk Steel Mill Co., Ltd.	241,987
1,570	Hana Financial Group, Inc.	48,099
31,450	Hyundai Marine & Fire Insurance Co., Ltd.	979,076
732	Hyundai Motor Co.	165,971
2,064	Hyundai Wia Corp.	348,202
68,830	Kangwon Land, Inc.	1,548,238
1,497	KCC Corp.	392,627
10,721	Kia Motors Corp.	669,445
9,040	Korea Exchange Bank*	69,055
1,490	Korea Gas Corp.	96,257
37,610	Korea Life Insurance Co., Ltd.	261,240
171	Korea Zinc Co., Ltd.	75,159
4,670	Korean Air Lines Co., Ltd.*	199,796
7,600	KP Chemical Corp.	90,262
20,840	KT Corp.	660,025
24,100	KT Corp., Sponsored ADR	376,924
33,808	KT&G Corp.	2,576,456
57,600	LG Display Co., Ltd., ADR* ‡	724,032
2,925	LG Household & Health Care, Ltd.	1,671,165
1,373	Lotte Shopping Co., Ltd.	395,312
3,080	Mirae Asset Securities Co., Ltd.	93,806
791	Orion Corp. Republic of South Korea	691,060
8,985	S1 Corp. Korea	552,960
11,030	Samsung Card Co., Ltd.	397,464

See accompanying Notes to the Financial Statements.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

4,421	Samsung Electronics Co., Ltd., Reg S, GDR‡‡‡	2,661,442
3,440	Samsung Fire & Marine Insurance Co., Ltd.	739,735
52,290	Samsung Heavy Industries Co., Ltd.	1,773,699
123	Shinsegae Co., Ltd.	23,240
4,751	SK Holdings Co., Ltd.	664,715
7,790	SK Networks Co., Ltd.	71,842
20,400	SK Telecom Co., Ltd., ADR‡	296,616
14,009	SK Telecom Co., Ltd.	1,852,867
33,790	Woori Finance Holdings Co., Ltd.	334,427

	Total South Korea	23,962,951

	Taiwan — 8.2%

96,000	Acer, Inc.*	94,318
28,000	Asustek Computer, Inc.	304,228
225,000	AU Optronics Corp.*	81,362
474,140	Chicony Electronics Co., Ltd.	1,116,061
538,000	Chimei Innolux Corp.*	195,463
19,000	China Motor Corp.	18,343
656,000	China Petrochemical Development Corp.	556,112
1,080,000	Compal Electronics, Inc.	970,816
1,024,000	Eva Airways Corp.	600,843
70,000	Far EasTone Telecommunications Co., Ltd.	173,128
495,000	Farglory Land Development Co., Ltd.	925,376
34,000	Feng Hsin Iron & Steel Co.	58,922
59,850	Foxconn Technology Co., Ltd.	232,756
538,997	Fubon Financial Holding Co., Ltd.	586,556
151,000	Highwealth Construction Corp.	253,697
428,700	Hon Hai Precision Industry Co., Ltd.	1,345,469
119,000	HTC Corp.	1,152,916
649,575	Lite-On Technology Corp.	838,740
103,374	MediaTek, Inc.	1,091,451
66,000	Nan Ya Printed Circuit Board Corp.	107,735
215,000	Novatek Microelectronics Corp., Ltd.	777,458
242,000	Pou Chen Corp.	247,667
163,000	President Chain Store Corp.	873,011
213,000	Quanta Computer, Inc.	566,043
224,220	Realtek Semiconductor Corp.	444,409
89,000	Richtek Technology Corp.	532,843
1,983,000	Shin Kong Financial Holding Co., Ltd.*	552,684
171,000	Siliconware Precision Industries Co.	190,463
220,762	SinoPac Financial Holdings Co., Ltd.	93,009
193,440	Taiwan Business Bank*	58,203
52,700	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	833,714
1,480,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,533,884
813,000	Teco Electric and Machinery Co., Ltd.	563,014
1,212,800	TSRC Corp.	2,689,273
866,210	Uni-President Enterprises Corp.	1,536,593
240,000	United Microelectronics Corp.	99,886
157,000	Wistron Corp.	188,527

	Total Taiwan	25,484,973

104	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	Thailand — 1.7%

72,500	Bangkok Bank PCL, NVDR	456,953
194,200	Bangkok Bank PCL	1,268,168
175,900	Bank of Ayudhya PCL, NVDR	178,586
183,700	CP ALL PCL Class N, NVDR	211,870
85,100	Kasikornbank PCL Class N, NVDR	504,573
616,000	Krung Thai Bank PCL, NVDR	366,238
177,500	Krung Thai Bank PCL	105,531
33,400	PTT PCL	357,004
16,800	PTT PCL, NVDR	179,571
189,600	Siam Commercial Bank PCL	1,050,253
56,200	Siam Commercial Bank PCL, NVDR	307,658
57,300	Thai Oil PCL Class N, NVDR	121,469

	Total Thailand	5,107,874

	Turkey — 1.3%

66,659	Arcelik AS	354,901
149,124	Asya Katilim Bankasi AS*	164,438
2,156	BIM Birlesik Magazalar AS	90,053
101,876	Eregli Demir ve Celik Fabrikalari TAS	125,388
21,569	Ford Otomotiv Sanayi AS	223,426
13,956	TAV Havalimanlari Holding AS	69,174
29,692	Tupras Turkiye Petrol Rafinerileri AS	677,975
407,402	Turk Hava Yollari AS*	853,103
247,448	Turk Telekomunikasyon AS	986,705
24,611	Turkiye Halk Bankasi AS	191,888
217,136	Turkiye Sise ve Cam Fabrikalari AS	301,108
48,442	Turkiye Vakiflar Bankasi Tao Series D	104,675

	Total Turkey	4,142,834

	United Kingdom — 4.9%

120,250	British American Tobacco Plc	6,189,170
385,840	HSBC Holdings Plc	3,630,352
117,828	SABMiller Plc	5,166,002

	Total United Kingdom	14,985,524

	United States — 0.6%

51,481	Southern Copper Corp.	1,768,887

	TOTAL COMMON STOCKS (COST $251,123,829)	254,482,015

	INVESTMENT COMPANY — 1.0%

	United States — 1.0%

51,649	iPath MSCI India Index ETN*	3,032,313

	TOTAL INVESTMENT COMPANY (COST $2,757,164)	3,032,313

See accompanying Notes to the Financial Statements.	105

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 2.8%

	Brazil — 2.8%

65,338	Aes Tiete SA, 10.42%	734,279
52,500	Banco do Estado do Rio Grande do Sul, 2.10%	446,126
86,200	Bradespar SA, 7.07%	1,195,617
12,894	Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.57%	575,489
45,700	Cia de Bebidas das Americas, 0.22%	1,750,016
167,753	Cia Energetica de Minas Gerais, 4.21%	2,032,417
45,500	Cia Energetica de Sao Paulo, 1.44%	485,546
15,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 21.09%	145,653
40,500	Lojas Americanas SA, 0.30%	316,805
17,300	Metalurgica Gerdau SA, 1.50%	208,320
135,000	Usinas Siderurgicas de Minas Gerais SA, 3.88% Series A	673,403

	Total Brazil	8,563,671

	TOTAL PREFERRED STOCKS (COST $9,509,643)	8,563,671

	RIGHTS — 0.0%

	Thailand — 0.0%

154,000	Krung Thai Bank PCL, Strike Price $0.00, Expires 10/09/12*	28,518
23,650	Krung Thai Bank PCL, Strike Price $0.00, Expires 10/11/12*	4,380

	Total Thailand	32,898

	TOTAL RIGHTS (COST $—)	32,898

	WARRANTS — 2.5%

	India — 2.5%

5,000	Macquarie Bank Ltd. (Asian Pants, Ltd.), Strike Price $0.00, Expires 05/07/15*	372,155
60,900	Macquarie Bank Ltd. (Cipla, Ltd.), Strike Price $0.00, Expires 04/28/14*	437,871
7,400	Macquarie Bank Ltd. (Colgate Palmolive), Strike Price $0.00, Expires 05/18/15*	168,955
118,600	Macquarie Bank Ltd. (HDFC, Ltd.), Strike Price $0.00, Expires 11/14/12*	1,737,324
114,600	Macquarie Bank Ltd. (Hindustan), Strike Price $0.00, Expires 05/28/13*	1,183,291
343,100	Macquarie Bank Ltd. (ITC, Ltd.), Strike Price $0.00, Expires 05/28/13*	1,767,891
36,900	Macquarie Bank Ltd. (Kotak Mahindra Bank, Ltd.), Strike Price $0.00, Expires 03/14/14*	452,829
5,200	Macquarie Bank Ltd. (Nestle India, Ltd.), Strike Price $0.00, Expires 03/30/15 *	432,992
37,400	Macquarie Bank Ltd. (Sun Pharmaceutical Industries, Ltd.), Strike Price $0.00, Expires 07/14/14*	492,076
29,900	Macquarie Bank Ltd. (Tata Consultancy Services, Ltd.), Strike Price $0.00, Expires 12/10/14*	732,951

	Total India	7,778,335

	TOTAL WARRANTS (COST $6,514,649)	7,778,335

106	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 12.1%

		Bank Deposit — 11.0%

34,125,270		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/12	34,125,270

		Securities Lending Collateral — 1.1%

3,377,403		State Street Navigator Securities Lending Prime Portfolio***	3,377,403

		TOTAL SHORT-TERM INVESTMENTS (COST $37,502,673)	37,502,673

		TOTAL INVESTMENTS — 100.8% (Cost $307,407,958)	311,391,905

		Other Assets and Liabilities (net) — (0.8)%	(2,585,052)

		NET ASSETS — 100.0%	$308,806,853

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		GDR — Global Depository Receipt

		NVDR — Non-Voting Depository Receipt

	*	Non-income producing security

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $274,631 which represents 0.1% of net assets.

See accompanying Notes to the Financial Statements.	107

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

A summary of outstanding financial instruments at September 30, 2012 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
12/19/12	CLP	Royal Bank of Scotland Plc	812,074,000	$1,691,823	$27,034
12/19/12	COP	Royal Bank of Scotland Plc	2,077,000,000	1,142,282	18,972
12/19/12	HKD	Royal Bank of Scotland Plc	1,873,000	241,584	(1)
12/19/12	HUF	Royal Bank of Scotland Plc	530,595,000	2,371,130	50,210
12/19/12	ILS	Royal Bank of Scotland Plc	100,000	25,407	(163)
12/20/12	KRW	Royal Bank of Scotland Plc	8,234,747,000	7,380,944	141,988
12/19/12	MXN	Royal Bank of Scotland Plc	74,895,000	5,780,373	105,645
12/19/12	MYR	Royal Bank of Scotland Plc	10,736,000	3,493,025	66,415
12/19/12	PHP	Royal Bank of Scotland Plc	57,000,000	1,364,055	6,395
12/19/12	PLN	Royal Bank of Scotland Plc	8,636,000	2,672,068	43,630
12/19/12	RUB	Royal Bank of Scotland Plc	12,400,000	392,186	(6,504)
12/19/12	SGD	Royal Bank of Scotland Plc	2,150,000	1,752,594	11,866
12/19/12	THB	Royal Bank of Scotland Plc	1,500,000	48,465	581
12/19/12	TRY	Royal Bank of Scotland Plc	8,450,000	4,656,184	50,964
12/19/12	TWD	Royal Bank of Scotland Plc	74,700,000	2,548,934	21,768

					$538,800

Sales
12/19/12	BRL	Royal Bank of Scotland Plc	12,525,000	$6,111,147	$(53,775)
12/19/12	CLP	Royal Bank of Scotland Plc	302,000,000	629,168	(4,891)
12/19/12	COP	Royal Bank of Scotland Plc	1,150,000,000	632,462	(6,796)
12/19/12	CZK	Royal Bank of Scotland Plc	34,690,000	1,771,376	(2,232)
12/19/12	HKD	Royal Bank of Scotland Plc	2,220,000	286,340	(21)
12/19/12	IDR	Royal Bank of Scotland Plc	22,206,427,097	2,296,029	(14,703)
12/19/12	ILS	Royal Bank of Scotland Plc	10,180,000	2,586,430	(63,630)
12/19/12	INR	Royal Bank of Scotland Plc	301,582,000	5,634,847	(304,764)
12/19/12	MXN	Royal Bank of Scotland Plc	800,000	61,744	(1,202)
12/19/12	PEN	Royal Bank of Scotland Plc	162,000	62,102	(433)
12/19/12	PHP	Royal Bank of Scotland Plc	24,300,000	581,518	2,998
12/19/12	RUB	Royal Bank of Scotland Plc	43,753,000	1,383,815	(28,015)
12/19/12	SGD	Royal Bank of Scotland Plc	8,186,000	6,672,898	(108,734)
12/19/12	THB	Royal Bank of Scotland Plc	4,374,000	141,325	(1,548)
12/19/12	TRY	Royal Bank of Scotland Plc	970,000	534,497	(680)
12/19/12	TWD	Royal Bank of Scotland Plc	74,396,000	2,538,561	(37,855)
12/19/12	ZAR	Royal Bank of Scotland Plc	238,000	28,530	(117)

					$(626,398)

108	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
60	FTSE/JSE Top 40 Index	December 2012	$2,311,387	$(49,354)
2	HSCEI Index	October 2012	127,134	757
33	KOSPI 200 Index	December 2012	3,922,262	144,613
4	SET50 Index	December 2012	115,452	781
198	TurkDEX-ISE 30 Index	October 2012	899,248	(5,685)

				$91,112

Sales
1	Mexico Bolsa Index	December 2012	$31,968	$(139)
72	MSCI Taiwan Index	October 2012	1,982,880	11,353
278	SGX CNX Nifty Index	October 2012	3,181,988	(7,206)

				$4,008

Synthetic Futures

Number of Contracts	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
1	Brazil Bovespa Stock Index	10/17/2012	Goldman Sachs	$29,490	$(232)
6	Russian Trading System Index	12/17/2012	Goldman Sachs	868,951	(4,885)
1,610	Warsaw WIG 20 Index	12/21/2012	Goldman Sachs	1,238,588	(19,377)

					$(24,494)

See accompanying Notes to the Financial Statements.	109

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	16.5
Oil & Gas	8.0
Telecommunications	5.9
Beverages	5.7
Agriculture	4.2
Electric	4.0
Mining	3.8
Retail	3.8
Semiconductors	3.8
Food	3.7
Lodging	2.3
Insurance	2.2
Computers	2.0
Diversified Financial Services	2.0
Chemicals	1.9
Commercial Services	1.7
Internet	1.6
Iron & Steel	1.6
Auto Manufacturers	1.5
Holding Companies — Diversified	1.5
Equity Fund	1.0
Real Estate	1.0
Media	0.9
Electronics	0.8
Engineering & Construction	0.8
Software	0.8
Airlines	0.6
Cosmetics & Personal Care	0.6
Shipbuilding	0.6
Entertainment	0.5
Forest Products & Paper	0.5
Building Materials	0.4
Household Products & Wares	0.4
Coal	0.3
Health Care — Services	0.2
Machinery — Diversified	0.2
Office & Business Equipment	0.2
Pharmaceuticals	0.2
Water	0.2
Apparel	0.1
Auto Parts & Equipment	0.1
Gas	0.1
Home Builders	0.1
Home Furnishings	0.1
Housewares	0.1
Machinery — Construction & Mining	0.1
Textiles	0.1
Distribution & Wholesale	0.0
Short-Term Investments and Other Assets and Liabilities (net)	11.3

100.0%

110	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.9%

	Asset Backed Securities — 9.8%

30,635	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, due 05/15/14	30,710
200,000	Ally Auto Receivables Trust, Series 2010-2, Class A4, 2.09%, due 05/15/15	203,436
65,000	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, due 08/17/15	65,896
200,000	Ally Auto Receivables Trust, Series 2011-1, Class A4, 2.23%, due 03/15/16	206,241
28,734	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A3, 1.71%, due 08/08/14	28,761
45,398	Bank of America Auto Trust, Series 2010-2, Class A3, 1.31%, due 07/15/14	45,490
100,000	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, due 07/15/20	122,831
200,000	Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3, 5.05%, due 02/15/16	205,066
20,473	CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.74%, due 04/15/14	20,506
150,000	CarMax Auto Owner Trust, Series 2012-2, Class A4, 1.16%, due 12/15/17	151,638
64,415	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 1A6, 4.36%, due 08/25/14	64,511
16,270	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.59%, due 10/15/13 144A	16,286
224,194	CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, due 01/15/16	227,125
109,334	CNH Equipment Trust, Series 2011-A, Class A3, 1.20%, due 05/16/16	109,980
22,000	CNH Equipment Trust, Series 2012-B, Class A3, 0.86%, due 09/15/17	22,135
7,932	Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, due 01/15/14	7,939
124,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	125,485
145,739	Ford Credit Auto Owner Trust, Series 2011-A, Class A3, 0.97%, due 01/15/15	146,169
100,000	Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, due 08/15/16	100,748
150,000	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, due 06/15/17	152,809
100,000	Ford Credit Auto Owner Trust, Series 2012-B, Class A3, 0.72%, due 12/15/16	100,505
400,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, due 11/15/17	427,689
39,291	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A4, 2.54%, due 04/15/17	39,346
11,929	Honda Auto Receivables Owner Trust, Series 2010-1, Class A3, 1.25%, due 10/21/13	11,943
34,222	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 03/18/14	34,340
34,000	Honda Auto Receivables Owner Trust, Series 2012-2, Class A3, 0.70%, due 02/16/16	34,242
100,000	Huntington Auto Trust, Series 2012-1, Class A3, 0.81%, due 09/15/16	100,576
30,000	Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, due 12/15/16	30,850
15,388	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.97%, due 04/15/15	15,442
65,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.63%, due 03/15/17	66,452
25,000	John Deere Owner Trust, Series 2011-A, Class A3, 1.29%, due 01/15/16	25,173
83,000	John Deere Owner Trust, Series 2012-B, Class A3, 0.53%, due 07/15/16	83,067
61,770	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, due 08/15/14	62,031
104,000	Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A3, 0.47%, due 10/17/16	104,062
100,000	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, due 05/16/16	100,590
9,987	Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.20%, due 06/16/14	9,994
269,072	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	271,327
7,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class A3, 1.08%, due 04/15/16	7,048
150,000	Santander Drive Auto Receivables Trust 2012-5, Series 2012-5, Class A3, 0.83%, due 12/15/16	150,890
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36¤ 144A	1
151,485	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, due 07/15/15	152,847
53,000	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, due 08/15/16	53,039
257,133	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, due 05/15/15	260,157

See accompanying Notes to the Financial Statements.	111

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

150,000	World Omni Auto Receivables Trust, Series 2012-A, Class A4, 0.85%, due 08/15/18	151,282

		4,346,655

	Corporate Debt — 21.3%

20,000	Abbott Laboratories, 2.70%, due 05/27/15	21,166
20,000	ACE INA Holdings, Inc., 5.88%, due 06/15/14	21,762
20,000	Aflac, Inc., 2.65%, due 02/15/17	21,006
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	47,671
80,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	82,334
35,000	American Express Co., 7.25%, due 05/20/14	38,646
25,000	American Express Credit Corp., 5.13%, due 08/25/14	27,056
105,000	American Express Credit Corp., 7.30%, due 08/20/13	111,273
150,000	American Honda Finance Corp., 2.38%, due 03/18/13 144A	151,324
60,000	AON Corp., 3.50%, due 09/30/15	63,637
20,000	Apache Corp., 5.63%, due 01/15/17	23,853
10,000	Arrow Electronics, Inc., 3.38%, due 11/01/15	10,450
50,000	Arrow Electronics, Inc., 6.88%, due 07/01/13	52,263
55,000	Atmos Energy Corp., 4.95%, due 10/15/14	59,577
15,000	BAE Systems Holdings, Inc., 4.95%, due 06/01/14 144A	15,778
10,000	BAE Systems Holdings, Inc., 5.20%, due 08/15/15 144A	10,921
20,000	Bank of America Corp., 3.63%, due 03/17/16	21,109
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	26,538
80,000	Bank of New York Mellon Corp. (The), 5.13%, due 08/27/13	83,464
65,000	Bank of Nova Scotia, 2.25%, due 01/22/13	65,397
40,000	BB&T Corp., 3.20%, due 03/15/16	42,996
100,000	BB&T Corp., 5.70%, due 04/30/14	107,793
170,000	BellSouth Corp., 5.20%, due 09/15/14	184,738
30,000	BHP Billiton Finance USA, Ltd., 4.80%, due 04/15/13	30,731
30,000	BHP Billiton Finance USA, Ltd., 8.50%, due 12/01/12	30,395
35,000	BlackRock, Inc., 3.50%, due 12/10/14	37,284
20,000	Boeing Co. (The), 5.00%, due 03/15/14	21,324
21,000	BP Capital Markets Plc, 1.85%, due 05/05/17	21,474
80,000	BP Capital Markets Plc, 3.63%, due 05/08/14	83,926
30,000	Burlington Northern Santa Fe LLC, 7.00%, due 02/01/14	32,546
15,000	Canadian Imperial Bank of Commerce/Canada, 2.35%, due 12/11/15	15,787
15,000	Canadian National Railway Co., 4.40%, due 03/15/13	15,276
25,000	Canadian Natural Resources, Ltd., 4.90%, due 12/01/14	27,319
20,000	Capital One Financial Corp., 2.15%, due 03/23/15	20,519
35,000	Capital One Financial Corp., 7.38%, due 05/23/14	38,536
25,000	Cargill, Inc., 4.38%, due 06/01/13 144A	25,612
75,000	Caterpillar Financial Services Corp., 6.13%, due 02/17/14	80,810
25,000	Caterpillar, Inc., 7.00%, due 12/15/13	26,971
195,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, due 02/01/14	207,489
25,000	CenterPoint Energy Resources Corp., 5.95%, due 01/15/14	26,585
25,000	Charles Schwab Corp. (The), 4.95%, due 06/01/14	26,805
20,000	Cisco Systems, Inc., 5.50%, due 02/22/16	23,245
315,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	330,726
100,000	CME Group, Inc., 5.75%, due 02/15/14	106,948
35,000	CNA Financial Corp., 5.85%, due 12/15/14	37,992

112	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

40,000	Coca-Cola Co. (The), 1.50%, due 11/15/15	41,257
30,000	Comcast Corp., 5.85%, due 11/15/15	34,500
11,000	ConocoPhillips, 4.75%, due 02/01/14	11,623
70,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.38%, due 01/19/17	74,373
50,000	COX Communications, Inc., 5.45%, due 12/15/14	55,019
150,000	Credit Suisse, 5.50%, due 05/01/14	160,257
80,000	Credit Suisse USA, Inc., 5.13%, due 08/15/15	88,646
30,000	Crown Castle Towers LLC, 3.21%, due 08/15/15 144A	31,242
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	31,944
15,000	Dell, Inc., 2.30%, due 09/10/15	15,592
20,000	Dell, Inc., 4.70%, due 04/15/13	20,456
60,000	Delmarva Power & Light Co., Series I, 6.40%, due 12/01/13	63,575
25,000	Deutsche Bank AG, 3.88%, due 08/18/14	26,277
65,000	Deutsche Bank Financial LLC, 5.38%, due 03/02/15	68,952
75,000	Deutsche Telekom International Finance BV, 4.88%, due 07/08/14	79,843
20,000	Devon Energy Corp., 1.88%, due 05/15/17	20,410
60,000	Diageo Finance BV, 5.50%, due 04/01/13	61,549
30,000	Dow Chemical Co. (The), 5.90%, due 02/15/15	33,442
10,000	Dow Chemical Co. (The), 7.60%, due 05/15/14	11,053
20,000	Duke Energy Carolinas LLC, 5.75%, due 11/15/13	21,164
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,873
35,000	Duke Energy Corp., 5.65%, due 06/15/13	36,256
25,000	eBay, Inc., 1.63%, due 10/15/15	25,797
10,000	EI Du Pont de Nemours & Co., 5.88%, due 01/15/14	10,705
35,000	Emerson Electric Co., 5.00%, due 12/15/14	38,308
25,000	ERAC USA Finance Co., Series 1, 2.75%, due 07/01/13 144A	25,360
15,000	Fifth Third Bancorp, 3.63%, due 01/25/16	16,194
25,000	France Telecom SA, 2.13%, due 09/16/15	25,755
20,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, due 02/13/15	20,156
12,000	Freeport-McMoRan Copper & Gold, Inc., 2.15%, due 03/01/17	12,148
55,000	General Electric Capital Corp., 4.75%, due 09/15/14	59,178
485,000	General Electric Capital Corp., 4.88%, due 03/04/15	529,652
30,000	General Electric Capital Corp., 5.50%, due 06/04/14	32,357
85,000	Goldman Sachs Group (The), Inc., 3.63%, due 02/07/16	89,736
222,000	Goldman Sachs Group (The), Inc., 3.70%, due 08/01/15	234,311
50,000	Goldman Sachs Group (The), Inc., 5.15%, due 01/15/14	52,517
120,000	Hewlett-Packard Co., 6.13%, due 03/01/14	127,972
15,000	HJ Heinz Co., 1.50%, due 03/01/17	15,240
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	47,119
100,000	HSBC Bank Plc, 1.63%, due 08/12/13 144A	100,656
20,000	Intel Corp., 1.95%, due 10/01/16	21,018
50,000	International Business Machines Corp., 7.50%, due 06/15/13	52,582
20,000	Intuit, Inc., 5.75%, due 03/15/17	23,245
50,000	Jackson National Life Global Funding, 5.38%, due 05/08/13 144A	51,483
61,000	Jefferies Group, Inc., 3.88%, due 11/09/15	61,686
60,000	John Deere Capital Corp., 4.50%, due 04/03/13	61,279
20,000	John Deere Capital Corp., 4.90%, due 09/09/13	20,860
35,000	Johnson Controls, Inc., 4.88%, due 09/15/13	36,331
15,000	Kellogg Co., 4.45%, due 05/30/16	16,798

See accompanying Notes to the Financial Statements.	113

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

60,000	KeyCorp, 6.50%, due 05/14/13	62,137
8,000	Kroger Co. (The), 2.20%, due 01/15/17	8,202
15,000	Macquarie Group, Ltd., 7.30%, due 08/01/14 144A	16,162
45,000	Merck & Co., Inc., 4.75%, due 03/01/15	49,602
50,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	50,768
160,000	Merrill Lynch & Co., Inc., 6.15%, due 04/25/13	164,757
200,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	204,845
100,000	Morgan Stanley, 4.10%, due 01/26/15	103,611
100,000	Morgan Stanley, 6.00%, due 05/13/14	106,037
25,000	NASDAQ OMX Group (The), Inc., 4.00%, due 01/15/15	26,177
50,000	National City Corp., 4.90%, due 01/15/15	54,530
50,000	National Semiconductor Corp., 3.95%, due 04/15/15	54,293
20,000	New York Life Global Funding, 1.65%, due 05/15/17 144A	20,415
65,000	New York Life Global Funding, 3.00%, due 05/04/15 144A	68,837
15,000	News America, Inc., 7.60%, due 10/11/15	17,245
50,000	Nisource Finance Corp., 6.15%, due 03/01/13	51,064
20,000	Nomura Holdings, Inc., 4.13%, due 01/19/16	20,688
40,000	Nomura Holdings, Inc., 5.00%, due 03/04/15	42,252
10,000	Norfolk Southern Corp., 7.70%, due 05/15/17	12,644
25,000	Northern Trust Corp., 4.63%, due 05/01/14	26,604
60,000	Northern Trust Corp., 5.50%, due 08/15/13	62,684
20,000	NSTAR Electric Co., 4.88%, due 04/15/14	21,190
20,000	Nucor Corp., 5.00%, due 12/01/12	20,138
60,000	Ohio Power Co., Series L, 5.75%, due 09/01/13	62,856
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	22,236
45,000	Oracle Corp., 5.25%, due 01/15/16	51,686
35,000	Pacific Life Global Funding, 5.15%, due 04/15/13 144A	35,877
160,000	PacifiCorp, 5.45%, due 09/15/13	167,158
25,000	PC Financial Partnership, 5.00%, due 11/15/14	27,081
5,000	Penske Truck Leasing Co., LP/ PTL Finance Corp., 2.50%, due 07/11/14 144A	5,042
18,000	Penske Truck Leasing Co., LP/ PTL Finance Corp., 3.13%, due 05/11/15 144A	18,427
80,000	PepsiCo, Inc., 3.75%, due 03/01/14	83,761
25,000	PG&E Corp., 5.75%, due 04/01/14	26,790
15,000	Pitney Bowes, Inc., 3.88%, due 06/15/13	15,272
10,000	Pitney Bowes, Inc., 4.88%, due 08/15/14	10,484
10,000	PNC Funding Corp., 4.25%, due 09/21/15	10,968
30,000	Potash Corp. of Saskatchewan, Inc., 3.75%, due 09/30/15	32,530
35,000	PPG Industries, Inc., 5.75%, due 03/15/13	35,817
80,000	Praxair, Inc., 2.13%, due 06/14/13	80,903
60,000	Pricoa Global Funding I, 5.45%, due 06/11/14 144A	64,444
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	70,539
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,791
9,000	Rio Tinto Finance USA Plc, 1.63%, due 08/21/17	9,029
10,000	Rio Tinto Finance USA, Ltd., 1.88%, due 11/02/15	10,283
30,000	Rio Tinto Finance USA, Ltd., 8.95%, due 05/01/14	33,808
20,000	Royal Bank of Canada, 1.45%, due 10/30/14	20,352
40,000	Royal Bank of Canada, 2.63%, due 12/15/15	42,337
15,000	Ryder System, Inc., 2.50%, due 03/01/17	15,274
25,000	Ryder System, Inc., 6.00%, due 03/01/13	25,489

114	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

60,000	SABMiller Plc, 5.50%, due 08/15/13 144A	62,277
50,000	Sempra Energy, 2.00%, due 03/15/14	50,816
40,000	Shell International Finance BV, 1.88%, due 03/25/13	40,319
45,000	Shell International Finance BV, 4.00%, due 03/21/14	47,336
60,000	Sierra Pacific Power Co., 6.00%, due 05/15/16	70,123
30,000	Southern California Edison Co., 4.15%, due 09/15/14	31,992
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	16,243
15,000	State Street Corp., 2.88%, due 03/07/16	16,086
55,000	State Street Corp., 4.30%, due 05/30/14	58,386
60,000	SunTrust Banks, Inc., 3.60%, due 04/15/16	64,155
35,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	42,343
15,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	15,825
55,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	65,581
50,000	Time Warner Cable, Inc., 8.25%, due 02/14/14	55,046
25,000	Toronto-Dominion Bank (The), 2.38%, due 10/19/16	26,321
22,000	Total Capital SA, 3.00%, due 06/24/15	23,429
10,000	Toyota Motor Credit Corp., 1.25%, due 11/17/14	10,155
20,000	Toyota Motor Credit Corp., 2.05%, due 01/12/17	20,819
36,000	Toyota Motor Credit Corp., 3.20%, due 06/17/15	38,435
10,000	TransCanada PipeLines, Ltd., 4.00%, due 06/15/13	10,254
10,000	Transocean, Inc., 4.95%, due 11/15/15	10,956
20,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	20,399
30,000	Travelers Property Casualty Corp., 5.00%, due 03/15/13	30,633
25,000	Union Pacific Corp., 5.45%, due 01/31/13	25,413
60,000	United Technologies Corp., 4.88%, due 05/01/15	66,661
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/14	16,155
70,000	US Bancorp, 1.38%, due 09/13/13	70,615
75,000	US Bancorp, 3.15%, due 03/04/15	79,533
35,000	Verizon Communications, Inc., 5.55%, due 02/15/16	40,528
65,000	Vodafone Group Plc, 4.15%, due 06/10/14	68,848
60,000	Wachovia Corp., 4.88%, due 02/15/14	63,227
70,000	Wachovia Corp., 5.50%, due 05/01/13	72,077
50,000	Wal-Mart Stores, Inc., 4.55%, due 05/01/13	51,239
40,000	Wal-Mart Stores, Inc., 7.25%, due 06/01/13	41,786
15,000	Waste Management, Inc., 2.60%, due 09/01/16	15,761
50,000	WEA Finance LLC/WT Finance Aust Pty, Ltd., 7.50%, due 06/02/14 144A	55,116
30,000	WellPoint, Inc., 5.00%, due 12/15/14	32,525
100,000	Wells Fargo & Co., 3.75%, due 10/01/14	106,123
55,000	Westpac Banking Corp., 4.20%, due 02/27/15	59,132
15,000	Wisconsin Electric Power Co., 6.00%, due 04/01/14	16,211
65,000	Wyeth LLC, 5.50%, due 02/01/14	69,453
20,000	Xerox Corp., 2.95%, due 03/15/17	20,687
45,000	Xerox Corp., 4.25%, due 02/15/15	47,820

		9,476,753

	Mortgage Backed Securities - Private Issuers — 4.1%

60,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.89%, due 07/10/44†	69,192
215,000	Banc of America Mortgage Securities, Inc., Series 2004-3, Class 1A26, 5.50%, due 04/25/34	220,537

See accompanying Notes to the Financial Statements.	115

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

19,407	Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A3, 4.80%, due 01/12/41	19,491
11,179	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42	11,194
70,571	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.25%, due 09/25/33	74,910
83,973	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 5.44%, due 09/15/30 144A	86,403
250,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.35%, due 01/17/32†	262,276
778	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	800
30,658	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-17, Class 2A6, 3.50%, due 07/25/18	30,847
75,738	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.25%, due 11/25/33	78,724
90,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.86%, due 03/15/39†	100,958
90,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, due 08/10/38†	96,474
62,716	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.00%, due 09/25/19	64,915
68,679	MASTR Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, due 09/25/18	70,807
100,000	Morgan Stanley Re-REMIC Trust, Series 2010-HQ4B, Class A7A, 4.97%, due 04/16/40 144A	105,612
105,122	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, due 10/29/20	106,961
50,757	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, due 12/08/20	51,975
51,023	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	52,688
96,380	Springleaf Mortgage Loan Trust, Series 2012-2A, Class A, 2.22%, due 10/25/57† 144A	96,802
124,311	WaMu Mortgage Pass-Through Certificates, Series 2003-S1, Class A5, 5.50%, due 04/25/33	131,387
85,474	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 3A1, 5.00%, due 03/25/18	87,466

		1,820,419

	Mortgage Backed Securities - U.S. Government Agency Obligations — 11.5%

19,335	FHLMC, Pool # B14248, 4.00%, due 05/01/14	20,599
36,803	FHLMC, Pool # C91030, 5.50%, due 05/01/27	40,245
119,059	FHLMC, Pool # G11977, 6.00%, due 05/01/21	128,522
15,619	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	16,592
68,234	FHLMC, Series 2405, Class PE, 6.00%, due 01/15/17	73,070
38,127	FHLMC, Series 2513, Class DM, 5.50%, due 10/15/17	41,021
21,920	FHLMC, Series 2566, Class LH, 5.00%, due 04/15/32	22,205
163,016	FHLMC, Series 2590, Class AQ, 4.25%, due 03/15/18	170,806
29,461	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	31,478
2,141	FHLMC, Series 2610, Class DJ, 4.00%, due 03/15/33	2,162
9,784	FHLMC, Series 2614, Class NA, 3.75%, due 04/15/33	9,889
18,303	FHLMC, Series 2617, Class KD, 5.00%, due 05/15/20	18,332
35,124	FHLMC, Series 2644, Class ED, 4.00%, due 02/15/18	35,827
98,701	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	102,374
42,517	FHLMC, Series 2675, Class CK, 4.00%, due 09/15/18	44,881
145,375	FHLMC, Series 2682, Class LC, 4.50%, due 07/15/32	152,731
186,785	FHLMC, Series 2695, Class BG, 4.50%, due 04/15/32	195,224

116	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

172,805	FHLMC, Series 2709, Class PE, 5.00%, due 12/15/22	181,631
50,000	FHLMC, Series 2714, Class BQ, 4.50%, due 12/15/18	53,345
115,119	FHLMC, Series 2758, Class VG, 5.50%, due 02/15/15	116,370
74,926	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	79,738
58,508	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	60,405
13,243	FHLMC, Series 2840, Class BC, 5.00%, due 01/15/32	13,263
33,953	FHLMC, Series 2864, Class NA, 5.50%, due 01/15/31	34,721
67,084	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	72,962
83,467	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	90,834
119,313	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	122,235
39,221	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	40,514
146,564	FHLMC, Series 2931, Class DC, 4.00%, due 06/15/18	148,300
182,619	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	185,880
50,000	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	50,954
24,346	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	25,186
126,629	FHLMC, Series 3035, Class PA, 5.50%, due 09/15/35	141,455
8,656	FHLMC, Series 3088, Class CK, 5.50%, due 06/15/33	8,680
34,986	FNMA, Pool # 255598, 5.00%, due 12/01/14	38,073
68,741	FNMA, Pool # 254762, 5.00%, due 05/01/23	76,201
36,221	FNMA, Pool # 254831, 5.00%, due 08/01/23	39,612
109,461	FNMA, Pool # 254420, 6.00%, due 07/01/22	120,913
143,326	FNMA, Pool # 254471, 6.00%, due 09/01/22	158,321
53,814	FNMA, Pool # AE0081, 6.00%, due 07/01/24	59,516
6,575	FNMA, Pool # 251812, 6.50%, due 07/01/13	6,724
33,302	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	37,124
19,186	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	20,413
60,244	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	67,396
81,972	FNMA, Series 2003-14, Class AQ, 3.50%, due 03/25/33	88,691
93,448	FNMA, Series 2003-21, Class OA, 4.00%, due 03/25/33	101,084
70,531	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	77,157
48,978	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	50,098
20,723	FNMA, Series 2003-42, Class EP, 4.00%, due 11/25/22	21,141
16,022	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	16,436
61,600	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	68,414
30,000	FNMA, Series 2003-9, Class EB, 5.00%, due 02/25/18	33,305
465	FNMA, Series 2003-92, Class GA, 4.50%, due 09/25/18	465
55,652	FNMA, Series 2004-81, Class KD, 4.50%, due 07/25/18	56,591
94,606	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	100,994
79,264	FNMA, Series 2007-59, Class AQ, 5.75%, due 07/25/35	83,949
65,658	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	74,165
134,532	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	139,134
111,511	FNMA REMIC, Series 2005-31, Class PA, 5.50%, due 10/25/34	122,260
32,529	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	36,767
98,051	GNMA, Series 2003-105, Class VH, 4.50%, due 01/16/28	100,985
93,822	GNMA, Series 2003-15, Class PE, 5.50%, due 02/20/33	108,794
58,552	GNMA, Series 2003-18, Class OA, 5.00%, due 10/20/31	67,133
140,974	GNMA, Series 2005-77, Class BA, 5.00%, due 11/20/32	146,920
55,662	GNMA, Series 2008-49, Class PG, 5.25%, due 11/20/37	60,286

See accompanying Notes to the Financial Statements.	117

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

92,917	GNMA, Series 2008-51, Class PG, 5.00%, due 06/20/38	103,989
54,296	GNMA REMIC, Series 2001-52, 6.00%, due 10/20/31	62,779
111,077	GNMA REMIC, Series 2004-047, 5.00%, due 08/16/33	117,114
81,448	GNMA REMIC, Series 2008-050, 5.50%, due 03/16/37	89,563

		5,084,938

	U.S. Government and Agency Obligations — 52.2%

150,000	Federal Farm Credit Bank, 3.70%, due 05/15/13	153,277
117,000	Federal Farm Credit Bank, 5.45%, due 12/11/13	124,302
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	242,336
80,000	Federal Home Loan Bank, 2.88%, due 09/11/15	85,694
125,000	Federal Home Loan Bank, 3.13%, due 03/11/16	136,142
910,000	Federal Home Loan Bank, 4.25%, due 06/14/13	936,031
195,000	Federal Home Loan Bank, 5.13%, due 05/24/13	201,247
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	327,818
100,000	Federal Home Loan Mortgage Corp., 1.25%, due 05/12/17	102,487
150,000	FHLMC, 0.50%, due 10/15/13	150,483
500,000	FHLMC, 1.00%, due 08/20/14	506,369
100,000	FHLMC, 1.00%, due 03/08/17	101,387
490,000	FHLMC, 2.00%, due 08/25/16	517,374
235,000	FHLMC, 2.50%, due 05/27/16	252,263
280,000	FHLMC, 4.00%, due 06/12/13	287,439
300,000	FHLMC, 4.13%, due 12/21/12	302,638
175,000	FHLMC, 5.00%, due 01/30/14	186,110
250,000	FHLMC, 5.25%, due 04/18/16	291,954
1,000,000	FNMA, 0.50%, due 08/09/13	1,002,691
50,000	FNMA, 1.13%, due 10/08/13	50,477
700,000	FNMA, 1.25%, due 01/30/17	719,326
150,000	FNMA, 1.38%, due 11/15/16	154,818
100,000	FNMA, 2.25%, due 03/15/16	105,998
560,000	FNMA, 4.63%, due 10/15/13	585,826
445,000	FNMA, 4.75%, due 02/21/13	452,910
150,000	FNMA, 4.88%, due 12/15/16	176,493
300,000	U.S. Treasury Note, 0.25%, due 09/15/14	300,071
100,000	U.S. Treasury Note, 0.38%, due 07/31/13	100,180
250,000	U.S. Treasury Note, 0.50%, due 08/15/14	251,240
150,000	U.S. Treasury Note, 0.50%, due 10/15/14	150,785
140,000	U.S. Treasury Note, 0.50%, due 07/31/17	139,333
70,000	U.S. Treasury Note, 0.63%, due 01/31/13	70,126
150,000	U.S. Treasury Note, 0.63%, due 05/31/17	150,398
270,000	U.S. Treasury Note, 0.63%, due 08/31/17	270,211
1,000,000	U.S. Treasury Note, 0.75%, due 08/15/13	1,005,078
300,000	U.S. Treasury Note, 0.75%, due 06/15/14	302,684
650,000	U.S. Treasury Note, 0.88%, due 11/30/16	660,613
350,000	U.S. Treasury Note, 0.88%, due 12/31/16	355,523
755,000	U.S. Treasury Note, 0.88%, due 01/31/17	766,679
420,000	U.S. Treasury Note, 0.88%, due 04/30/17	426,005
1,300,000	U.S. Treasury Note, 1.00%, due 07/15/13	1,308,583

118	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

125,000	U.S. Treasury Note, 1.00%, due 05/15/14	126,572
385,000	U.S. Treasury Note, 1.00%, due 08/31/16	393,241
150,000	U.S. Treasury Note, 1.00%, due 09/30/16	153,211
375,000	U.S. Treasury Note, 1.00%, due 10/31/16	382,939
300,000	U.S. Treasury Note, 1.00%, due 03/31/17	306,047
300,000	U.S. Treasury Note, 1.25%, due 04/15/14	304,723
200,000	U.S. Treasury Note, 1.25%, due 08/31/15	205,469
200,000	U.S. Treasury Note, 1.38%, due 01/15/13	200,750
2,000,000	U.S. Treasury Note, 1.38%, due 03/15/13	2,011,406
350,000	U.S. Treasury Note, 1.38%, due 11/30/15	361,348
320,000	U.S. Treasury Note, 1.50%, due 06/30/16	332,800
665,000	U.S. Treasury Note, 1.50%, due 07/31/16	691,860
260,000	U.S. Treasury Note, 1.75%, due 04/15/13	262,255
150,000	U.S. Treasury Note, 1.75%, due 07/31/15	156,117
100,000	U.S. Treasury Note, 1.75%, due 05/31/16	104,867
100,000	U.S. Treasury Note, 1.88%, due 02/28/14	102,348
250,000	U.S. Treasury Note, 1.88%, due 06/30/15	260,820
100,000	U.S. Treasury Note, 2.00%, due 01/31/16	105,461
125,000	U.S. Treasury Note, 2.00%, due 04/30/16	132,139
100,000	U.S. Treasury Note, 2.13%, due 11/30/14	104,024
200,000	U.S. Treasury Note, 2.13%, due 12/31/15	211,453
135,000	U.S. Treasury Note, 2.13%, due 02/29/16	143,068
200,000	U.S. Treasury Note, 2.25%, due 01/31/15	209,219
190,000	U.S. Treasury Note, 2.38%, due 03/31/16	203,137
70,000	U.S. Treasury Note, 2.50%, due 04/30/15	73,992
150,000	U.S. Treasury Note, 2.50%, due 06/30/17	163,465
150,000	U.S. Treasury Note, 2.63%, due 07/31/14	156,551
200,000	U.S. Treasury Note, 2.63%, due 04/30/16	215,891
100,000	U.S. Treasury Note, 2.75%, due 05/31/17	110,086
180,000	U.S. Treasury Note, 3.13%, due 10/31/16	199,308
160,000	U.S. Treasury Note, 3.25%, due 12/31/16	178,488
150,000	U.S. Treasury Note, 4.25%, due 08/15/15	166,863

		23,141,317

	TOTAL DEBT OBLIGATIONS (COST $43,414,799)	43,870,082

	SHORT-TERM INVESTMENTS — 1.0%

	Bank Deposit — 1.0%

435,622	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/12	435,622

	TOTAL SHORT-TERM INVESTMENTS (COST $435,622)	435,622

	TOTAL INVESTMENTS — 99.9% (Cost $43,850,421)	44,305,704

	Other Assets and Liabilities (net) — 0.1%	59,199

	NET ASSETS — 100.0%	$44,364,903

See accompanying Notes to the Financial Statements.	119

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments:

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

¤	Illiquid security. The total market value of the securities at period end is $1 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2012 was $77,673.

†	Floating rate note. Rate shown is as of September 30, 2012.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $1,540,249 which represents 3.5% of net assets.

120	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.9
Short-Term Investments	1.0
Other Assets and Liabilities (net)	0.1

100.0%

See accompanying Notes to the Financial Statements.	121

Mercer Funds

Statements of Assets and Liabilities

September 30, 2012 (Unaudited)

	Mercer US Large Cap Growth Equity Fund	Mercer US Large Cap Value Equity Fund	Mercer US Small/Mid Cap Growth Equity Fund	Mercer US Small/Mid Cap Value Equity Fund
Assets
Investments, at value(a)	$465,868,962	$472,263,490	$395,204,221	$369,253,734
Cash	—	—	1,921	734
Receivable for investments sold	3,061,776	2,247,955	610,905	1,493,256
Dividend and interest receivable	330,922	760,607	229,002	404,571
Cash collateral held at broker on open future contracts	—	—	—	5
Receivable for variation margin on open futures contracts	—	—	—	950
Receivable for expenses reimbursed by Advisor	19,097	16,069	12,707	11,521
Foreign tax reclaims receivable	—	11,407	643	—
Securities lending income receivable	2,264	10,364	48,080	12,976
Prepaid expenses	9,061	9,028	6,178	6,176

Total assets	469,292,082	475,318,920	396,113,657	371,183,923

Liabilities
Payable for investments purchased	1,137,190	441,188	2,921,927	4,960,473
Payable for Fund shares repurchased	205,517	200,000	500,000	500,000
Due to custodian	—	196,053	—	—
Payable for variation margin on open futures contracts	—	—	—	38
Obligation to return securities lending collateral	4,827,930	12,988,085	43,891,237	19,948,386
Payable to affiliate for:
Advisor fee	210,707	202,898	251,700	249,541
Trustees fees	4,350	4,662	2,959	3,013
Accrued expenses	56,096	52,943	54,925	47,295

Total liabilities	6,441,790	14,085,829	47,622,748	25,708,746

Net assets	$462,850,292	$461,233,091	$348,490,909	$345,475,177

Net assets consist of:
Paid-in capital	363,905,013	516,222,587	291,020,784	305,360,035
Accumulated undistributed (distributions in excess of) net investment income	1,369,908	6,543,688	(126,521)	2,011,670
Accumulated net realized gain (loss)	(3,300,812)	(118,212,991)	24,543,157	8,714,608
Net unrealized appreciation on investments and futures contracts	100,876,183	56,679,807	33,053,489	29,388,864

Net assets	$462,850,292	$461,233,091	$348,490,909	$345,475,177

Net assets attributable to:
Class Y-3 shares	$462,850,292	$461,233,091	$348,490,909	$345,475,177

Shares outstanding:
Class Y-3	35,155,636	51,881,122	30,262,622	34,722,028

Net asset value per share:
Class Y-3	$13.17	$8.89	$11.52	$9.95

(a) Investments at cost	364,992,779	415,583,683	362,150,732	339,865,782

122	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2012 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer US Short Maturity Fixed Income Fund
Assets
Investments, at value(a)	$1,901,506,017	$1,350,564,215	$311,391,905	$44,305,704
Foreign currency, at value(b)	12,698,523	478,180	1,245,421	—
Cash	—	1,484,904	—	5,869
Receivable for investments sold	18,441,525	10,987,585	—	1,730
Receivable for when-issued securities sold	—	95,122,305	—	—
Receivable for Fund shares sold	—	229,054	—	—
Dividend and interest receivable	6,508,287	7,664,802	314,093	238,346
Due from broker	—	—	340,000	—
Cash collateral on open swap contracts held at broker	—	112,000	1,460,000	—
Receivable for open forward foreign currency contracts	—	310,701	548,466	—
Cash collateral held at broker on open future contracts	—	339,518	614,694	—
Receivable for variation margin on open futures contracts	—	25,774	96,497	—
Receivable for expenses reimbursed by Advisor	—	47,029	64,105	7,426
Swap contracts, at value (up-front net premiums paid of $0, $253,461, $0 and $0, respectively)	—	756,833	—	—
Variation margin receivable on swap contracts	—	450,037	—	—
Foreign tax reclaims receivable	1,623,294	—	4,717	—
Securities lending income receivable	97,874	7,353	510	16
Prepaid expenses	35,250	21,018	1,647	411

Total assets	1,940,910,770	1,468,601,308	316,082,055	44,559,502

Liabilities
Payable for investments purchased	30,877,837	27,841,821	2,964,135	157,147
Payable for when-issued securities purchased	—	203,195,065	—	—
Payable for Fund shares repurchased	3,873,962	—	—	—
Due to custodian	166	—	23,450	—
Swap contracts, at value (up-front net premiums paid of $0, $29,444, $0 and $0, respectively)	—	222,792	24,494	—
Variation margin payable on swap contracts	—	10,313	—	—
Payable for open forward foreign currency contracts	—	1,008,619	636,064	—
Cash collateral on TBA due to broker	—	1,400,000	—	—
Cash collateral on open swap contracts due to broker	—	615,000	—	—
Cash collateral due to broker on open future contracts	—	435,898	—	—
Payable for variation margin on open futures contracts	—	9,111	—	—
Obligation to return securities lending collateral	60,797,558	15,281,785	3,377,403	—
Payable to affiliate for:
Advisor fee	1,151,433	305,981	130,756	9,108
Trustees fees	18,432	10,471	4,219	397
Written options, at value(c)	—	233,891	—	—
TBA Sale Commitments(d)	—	46,123,178	—	—
Accrued expenses	889,456	168,464	114,681	27,947

Total liabilities	97,608,844	296,862,389	7,275,202	194,599

Net assets	$1,843,301,926	$1,171,738,919	$308,806,853	$44,364,903

See accompanying Notes to the Financial Statements.	123

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2012 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer US Short Maturity Fixed Income Fund

Net assets consist of:
Paid-in capital	$1,884,580,835	$1,075,653,904	$303,618,349	$47,977,079
Accumulated undistributed net investment income	46,848,554	22,391,926	1,453,322	387,325
Accumulated net realized gain (loss)	(187,046,231)	22,981,345	(216,184)	(4,454,784)
Net unrealized appreciation on investments, futures contracts, options written, short sales, swap contracts and foreign currencies	98,918,768	50,711,744	3,951,366	455,283

Net assets	$1,843,301,926	$1,171,738,919	$308,806,853	$44,364,903

Net assets attributable to:
Class Y-3 shares	$1,843,301,926	$1,171,738,919	$308,806,853	$44,364,903

Shares outstanding:
Class Y-3	190,002,916	105,536,636	30,881,041	4,593,247

Net asset value per share:
Class Y-3	$9.70	$11.10	$10.00	$9.66

(a) Investments at cost	1,802,208,298	1,299,066,138	307,407,958	43,850,421

(b) Foreign currency at cost	12,653,144	485,461	1,234,692	—

(c) Premiums on written options	—	369,519	—	—

(d) Proceeds for TBA Sale Commitments	—	46,050,625	—	—

124	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations

For the Six Months Ended September 30, 2012 (Unaudited)

	Mercer US Large Cap Growth Equity Fund	Mercer US Large Cap Value Equity Fund	Mercer US Small/Mid Cap Growth Equity Fund	Mercer US Small/Mid Cap Value Equity Fund
Investment Income:
Interest	$532	$297	$497	$409
Dividends	2,131,387	6,008,649	1,185,046	2,920,352
Securities lending income	11,075	25,989	143,733	45,019
Withholding taxes	(13,723)	(90,438)	(7,095)	—

Total investment income	2,129,271	5,944,497	1,322,181	2,965,780

Expenses:
Advisory fees	1,228,830	1,175,523	1,388,901	1,373,270
Transfer agent fees	19,475	19,319	14,262	14,124
Custodian and fund accounting fees	68,588	54,772	87,447	78,155
Audit fees	23,751	22,730	21,445	23,206
Legal fees	16,330	16,466	10,641	11,640
Trustees fees	12,916	13,021	8,605	8,494
Registration fees	217	—	3,145	3,303
Blue Sky fees	12,816	12,847	12,905	12,905
Miscellaneous	22,763	23,137	15,850	15,419

Total expenses	1,405,686	1,337,815	1,563,201	1,540,516
Fee reductions	(3,218)	(3,226)	(3,246)	(3,234)
Reimbursement of expenses	(128,956)	(114,738)	(112,455)	(106,021)

Net expenses	1,273,512	1,219,851	1,447,500	1,431,261

Net investment income (loss)	855,759	4,724,646	(125,319)	1,534,519

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,181,406	14,454,901	6,489,419	3,762,722
Closed futures contracts	—	—	—	76,098
Forward foreign currency contracts and foreign currency related transactions	123	(52)	—	—

Net realized gain	8,181,529	14,454,849	6,489,419	3,838,820

Change in net unrealized appreciation (depreciation) on:
Investments	(11,738,889)	(9,388,691)	(6,227,427)	(2,457,949)
Open futures contracts	—	—	—	(8,068)
Forward foreign currency contracts and foreign currency related translations	—	83	—	—

Change in net unrealized appreciation (depreciation)	(11,738,889)	(9,388,608)	(6,227,427)	(2,466,017)

Net realized and unrealized gain (loss)	(3,557,360)	5,066,241	261,992	1,372,803

Net increase (decrease) in net assets resulting from operations	$(2,701,601)	$9,790,887	$136,673	$2,907,322

See accompanying Notes to the Financial Statements.	125

Mercer Funds

Statements of Operations (Continued)

For the Six Months Ended September 30, 2012 (Unaudited)

Mercer Non-US Core Equity Fund		Mercer Core Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund(a)	Mercer US Short Maturity Fixed Income Fund
Investment Income:
Interest	$4,947	$16,007,108	$713	$332,294
Dividends	41,506,578	97,553	2,233,039	—
Securities lending income	254,181	21,898	1,661	41
Withholding taxes	(3,804,493)	—	(256,825)	—
Other income	5,037	26,745	—	—

Total investment income	37,966,250	16,153,304	1,978,588	332,335

Expenses:
Advisory fees	6,701,883	1,806,354	437,499	55,383
Transfer agent fees	69,199	41,643	6,227	4,767
Custodian and fund accounting fees	919,961	243,267	206,313	27,126
Audit fees	50,430	43,822	23,312	21,306
Legal fees	69,389	39,721	22,754	1,513
Trustees fees	53,053	30,017	5,559	1,249
Registration fees	8,670	—	9,816	—
Blue Sky fees	12,911	12,847	12,704	12,035
Tax expense	13,008	—	5,431	—
Interest expense	—	—	238	—
Miscellaneous	96,235	55,932	7,947	2,045

Total expenses	7,994,739	2,273,603	737,800	125,424
Fee reductions	(3,313)	(3,254)	(3,293)	(3,134)
Reimbursement of expenses	(417,414)	(328,760)	(209,241)	(51,396)

Net expenses	7,574,012	1,941,589	525,266	70,894

Net investment income	30,392,238	14,211,715	1,453,322	261,441

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(11,435,145)	9,298,577	(325,540)	4,507
Swap contracts	—	(18,678)	164,055	—
Closed futures contracts	—	(482,664)	(262,752)	—
Written option contracts	—	381,422	—	—
Forward foreign currency contracts and foreign currency related transactions	(683,053)	1,100,663	208,053	—

Net realized gain (loss)	(12,118,198)	10,279,320	(216,184)	4,507

Change in net unrealized appreciation (depreciation) on:
Investments	(12,474,627)	26,852,654	3,983,947	153,611
TBA Sale Commitments	—	(25,835)	—	—
Swap contracts	—	440,223	(24,494)	—
Open futures contracts	—	(456,346)	95,120	—
Written option contracts	—	(49,526)	—	—
Forward foreign currency contracts and foreign currency related translations	39,870	(751,550)	(103,207)	—

Change in net unrealized appreciation (depreciation)	(12,434,757)	26,009,620	3,951,366	153,611

Net realized and unrealized gain (loss)	(24,552,955)	36,288,940	3,735,182	158,118

Net increase in net assets resulting from operations	$5,839,283	$50,500,655	$5,188,504	$419,559

(a) The Fund commenced operations on May 1, 2012.

126	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Large Cap Growth Equity Fund		Mercer US Large Cap Value Equity Fund
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$855,759	$1,357,824	$4,724,646	$8,284,194
Net realized gain (loss)	8,181,529	27,376,893	14,454,849	26,148,223
Change in net unrealized appreciation (depreciation)	(11,738,889)	13,735,799	(9,388,608)	2,063,980

Net increase (decrease) in net assets from operations	(2,701,601)	42,470,516	9,790,887	36,496,397

Distributions to shareholders from:
Net investment income
Class Y-3	—	(799,812)	—	(7,996,540)

Total distributions from net investment income	—	(799,812)	—	(7,996,540)

Net share transactions:
Class Y-3	(88,906)	(3,869,902)	(8,556,505)	10,980,991

Increase (decrease) in net assets resulting from net shares transactions	(88,906)	(3,869,902)	(8,556,505)	10,980,991

Net increase (decrease) in net assets	(2,790,507)	37,800,802	1,234,382	39,480,848

Net assets:
Beginning of period	465,640,799	427,839,997	459,998,709	420,517,861

End of period	$462,850,292	$465,640,799	$461,233,091	$459,998,709

Undistributed net investment income included in net assets at end of period	$1,369,908	$514,149	$6,543,688	$1,819,042

See accompanying Notes to the Financial Statements.	127

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer US Small/Mid Cap Growth Equity Fund		Mercer US Small/Mid Cap Value Equity Fund
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$(125,319)	$(978,689)	$1,534,519	$1,594,458
Net realized gain (loss)	6,489,419	41,622,361	3,838,820	28,195,351
Change in net unrealized appreciation (depreciation)	(6,227,427)	(29,177,990)	(2,466,017)	(27,648,458)

Net increase in net assets from operations	136,673	11,465,682	2,907,322	2,141,351

Distributions to shareholders from:
Net investment income
Class Y-3	—	—	—	(1,204,230)

Total distributions from net investment income	—	—	—	(1,204,230)

Net realized gains
Class Y-3	—	(25,512,817)	—	(15,751,437)

Total distributions from net realized gains	—	(25,512,817)	—	(15,751,437)

Net share transactions:
Class Y-3	48,178,429	13,243,135	50,176,667	11,579,614

Increase in net assets resulting from net shares transactions	48,178,429	13,243,135	50,176,667	11,579,614

Net increase (decrease) in net assets	48,315,102	(804,000)	53,083,989	(3,234,702)

Net assets:
Beginning of period	300,175,807	300,979,807	292,391,188	295,625,890

End of period	$348,490,909	$300,175,807	$345,475,177	$292,391,188

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(126,521)	$(1,202)	$2,011,670	$477,151

128	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Opportunistic Fixed Income Fund
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$30,392,238	$41,869,765	$14,211,715	$32,747,286
Net realized gain (loss)	(12,118,198)	(57,710,897)	10,279,320	26,872,362
Change in net unrealized appreciation (depreciation)	(12,434,757)	(34,610,696)	26,009,620	19,571,109

Net increase (decrease) in net assets from operations	5,839,283	(50,451,828)	50,500,655	79,190,757

Distributions to shareholders from:
Net investment income
Class Y-3	—	(32,578,616)	—	(28,936,893)

Total distributions from net investment income	—	(32,578,616)	—	(28,936,893)

Net realized gains
Class Y-3	—	—	—	(12,292,840)

Total distributions from net realized gains	—	—	—	(12,292,840)

Net share transactions:
Class Y-3	(55,321,579)	412,286,027	95,614,675	(55,364,759)

Increase (decrease) in net assets resulting from net shares transactions	(55,321,579)	412,286,027	95,614,675	(55,364,759)

Net increase (decrease) in net assets	(49,482,296)	329,255,583	146,115,330	(17,403,735)

Net assets:
Beginning of period	1,892,784,222	1,563,528,639	1,025,623,589	1,043,027,324

End of period	$1,843,301,926	$1,892,784,222	$1,171,738,919	$1,025,623,589

Undistributed net investment income included in net assets at end of period	$46,848,554	$16,456,316	$22,391,926	$8,180,211

See accompanying Notes to the Financial Statements.	129

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Emerging Markets Equity Fund	Mercer US Short Maturity Fixed Income Fund
	Period Ended September 30, 2012 (Unaudited)(a)	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,453,322	$261,441	$731,854
Net realized gain (loss)	(216,184)	4,507	170,629
Change in net unrealized appreciation (depreciation)	3,951,366	153,611	140,991

Net increase in net assets from operations	5,188,504	419,559	1,043,474

Distributions to shareholders from:
Net investment income
Class Y-3	—	—	(857,686)

Total distributions from net investment income	—	—	(857,686)

Net share transactions:
Class Y-3	303,618,349	(220,729)	(23,969,220)

Increase (decrease) in net assets resulting from net shares transactions	303,618,349	(220,729)	(23,969,220)

Net increase (decrease) in net assets	308,806,853	198,830	(23,783,432)

Net assets:
Beginning of period	—	44,166,073	67,949,505

End of period	$308,806,853	$44,364,903	$44,166,073

Undistributed net investment income included in net assets at end of period	$1,453,322	$387,325	$125,884

(a)	The Fund commenced operations on May 1, 2012.

130	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Financial Highlights

(For a Class Y-3 share outstanding throughout each period)

	Period Ended 09/30/12 (Unaudited)		Year Ended 03/31/12	Year Ended 03/31/11		Year Ended 03/31/10	Year Ended 03/31/09	Year Ended 03/31/08

Net asset value at beginning of period	$13.27		$12.19	$10.08		$6.85	$10.20	$10.54

Net investment income†	0.02		0.04	0.03		0.05	0.04	0.03
Net realized and unrealized gain (loss) on investments	(0.12)		1.06	2.12		3.23	(3.37)	(0.06)

Total from investment operations	(0.10)		1.10	2.15		3.28	(3.33)	(0.03)

Less dividends and distributions:
From net investment income	—		(0.02)	(0.04)		(0.05)	(0.02)	(0.03)
From net realized gain on investments	—		—	—		—	—	(0.28)

Total dividends and distributions	—		(0.02)	(0.04)		(0.05)	(0.02)	(0.31)

Net asset value at end of period	$13.17		$13.27	$12.19		$10.08	$6.85	$10.20

Total investment return(a)	(0.75	)%**	9.08%	21.38%		47.85%	(32.62)%	(0.55)%

Ratios/Supplemental Data:
Net investment income to average net assets	0.38	%*	0.33%	0.27%		0.54%	0.43%	0.25%
Net expenses to average daily net assets	0.57	%*	0.57%	0.57%		0.57%	0.57%	0.57%
Total expenses (before reimbursements) to average daily net assets	0.63	%*	0.63%	0.64%		0.66%	0.65%	0.68%
Portfolio turnover rate	30	%**	64%	106	%(b)	102%	93%	129%
Net assets at end of period (in 000’s)	$462,850		$465,641	$427,840		$359,792	$277,740	$381,775

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
(b)	Portfolio turnover calculation does not include $23,568,413 of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	131

Mercer US Large Cap Value Equity Fund

Financial Highlights (Continued)

(For a Class Y-3 share outstanding throughout each period)

	Period Ended 09/30/12 (Unaudited)		Year Ended 03/31/12	Year Ended 03/31/11		Year Ended 03/31/10	Year Ended 03/31/09		Year Ended 03/31/08

Net asset value at beginning of period	$8.71		$8.25	$7.52		$5.18	$9.39		$11.77

Net investment income†	0.09		0.16	0.11		0.11	0.19		0.20
Net realized and unrealized gain (loss) on investments	0.09		0.45	0.72		2.37	(4.23)		(1.77)

Total from investment operations	0.18		0.61	0.83		2.48	(4.04)		(1.57)

Less dividends and distributions:
From net investment income	—		(0.15)	(0.10)		(0.14)	(0.17)		(0.16)
From net realized gain on investments	—		—	—		—	(0.00	)(a)	(0.65)

Total dividends and distributions	—		(0.15)	(0.10)		(0.14)	(0.17)		(0.81)

Net asset value at end of period	$8.89		$8.71	$8.25		$7.52	$5.18		$9.39

Total investment return(b)	2.07	%**	7.69%	11.07%		47.96%	(43.31)%		(13.95)%

Ratios/Supplemental Data:
Net investment income to average net assets	2.13	%*	2.03%	1.52%		1.69%	2.57%		1.76%
Net expenses to average daily net assets	0.55	%*	0.55%	0.55%		0.55%	0.55%		0.55%
Total expenses (before reimbursements) to average daily net assets	0.60	%*	0.62%	0.63%		0.64%	0.64%		0.67%
Portfolio turnover rate	27	%**	109%	117	%(c)	128%	238%		132%
Net assets at end of period (in 000’s)	$461,233		$459,999	$420,518		$357,787	$255,400		$376,226

(a)	Amount rounds to less than $0.01 per share.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
(c)	Portfolio turnover calculation does not include $21,956,759 of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

132	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Financial Highlights (Continued)

(For a Class Y-3 share outstanding throughout each period)

	Period Ended 09/30/12 (Unaudited)		Year Ended 03/31/12	Year Ended 03/31/11	Year Ended 03/31/10	Year Ended 03/31/09	Year Ended 03/31/08

Net asset value at beginning of period	$11.62		$12.49	$9.75	$6.19	$9.84	$11.66

Net investment loss†	(0.00	)(a)	(0.04)	(0.03)	(0.04)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.10)		0.27	2.77	3.60	(3.55)	(0.94)

Total from investment operations	(0.10)		0.23	2.74	3.56	(3.58)	(0.99)

Less dividends and distributions:
From net realized gain on investments	—		(1.10)	—	—	(0.07)	(0.83)

Total dividends and distributions	—		(1.10)	—	—	(0.07)	(0.83)

Net asset value at end of period	$11.52		$11.62	$12.49	$9.75	$6.19	$9.84

Total investment return(b)	(0.86	)%**	3.36%	28.10%	57.51%	(36.43)%	(9.40)%

Ratios/Supplemental Data:
Net investment loss to average net assets	(0.08	)%*	(0.36)%	(0.34)%	(0.45)%	(0.36)%	(0.39)%
Net expenses to average daily net assets	0.94	%*	0.92%	0.92%	0.92%	0.92%	0.92%
Total expenses (before reimbursements) to average daily net assets	1.01	%*	1.01%	1.02%	1.04%	1.07%	1.07%
Portfolio turnover rate	26	%**	95%	107%	92%	170%	95%
Net assets at end of period (in 000’s)	$348,491		$300,176	$300,980	$220,665	$133,116	$161,362

(a)	Amount rounds to less than $0.01 per share.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	133

Mercer US Small/Mid Cap Value Equity Fund

Financial Highlights (Continued)

(For a Class Y-3 share outstanding throughout each period)

	Period Ended 09/30/12 (Unaudited)		Year Ended 03/31/12	Year Ended 03/31/11	Year Ended 03/31/10	Year Ended 03/31/09	Year Ended 03/31/08

Net asset value at beginning of period	$9.94		$10.64	$8.64	$5.26	$8.85	$11.32

Net investment income†	0.05		0.06	0.05	0.06	0.09	0.10
Net realized and unrealized gain (loss) on investments	(0.04)		(0.14)	2.05	3.35	(3.61)	(2.13)

Total from investment operations	0.01		(0.08)	2.10	3.41	(3.52)	(2.03)

Less dividends and distributions:
From net investment income	—		(0.04)	(0.10)	(0.03)	(0.06)	(0.07)
From net realized gain on investments	—		(0.58)	—	—	(0.01)	(0.37)

Total dividends and distributions	—		(0.62)	(0.10)	(0.03)	(0.07)	(0.44)

Net asset value at end of period	$9.95		$9.94	$10.64	$8.64	$5.26	$8.85

Total investment return(a)	0.10	%**	(0.03)%	24.36%	64.86%	(39.85)%	(18.26)%

Ratios/Supplemental Data:
Net investment income to average net assets	1.01	%*	0.60%	0.65%	0.81%	1.20%	1.01%
Net expenses to average daily net assets	0.94	%*	0.92%	0.92%	0.92%	0.92%	0.92%
Total expenses (before reimbursements) to average daily net assets	1.01	%*	1.01%	1.02%	1.07%	1.08%	1.07%
Portfolio turnover rate	36	%**	92%	95%	119%	120%	71%
Net assets at end of period (in 000’s)	$345,475		$292,391	$295,626	$222,102	$124,586	$144,167

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

134	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

(For a Class Y-3 share outstanding throughout each period)

	Period Ended 09/30/12 (Unaudited)		Year Ended 03/31/12		Year Ended 03/31/11	Year Ended 03/31/10	Year Ended 03/31/09	Year Ended 03/31/08

Net asset value at beginning of period	$9.72		$10.46		$9.73	$6.29	$12.76	$13.76

Net investment income†	0.15		0.25		0.17	0.17	0.25	0.32
Net realized and unrealized gain (loss) on investments	(0.17)		(0.81)		0.74	3.38	(6.51)	(0.41)

Total from investment operations	(0.02)		(0.56)		0.91	3.55	(6.26)	(0.09)

Less dividends and distributions:
From net investment income	—		(0.18)		(0.18)	(0.11)	(0.12)	(0.21)
From net realized gain on investments	—		—		—	—	(0.09)	(0.70)

Total dividends and distributions	—		(0.18)		(0.18)	(0.11)	(0.21)	(0.91)

Net asset value at end of period	$9.70		$9.72		$10.46	$9.73	$6.29	$12.76

Total investment return(a)	(0.21	)%**	(5.15)%		9.45%	56.52%	(49.30)%	(1.09)%

Ratios/Supplemental Data:
Net investment income to average net assets	3.35	%*	2.57%		1.76%	1.93%	2.68%	2.28%
Net expenses to average daily net assets	0.83	%*	0.82%		0.82%	0.82%	0.82%	0.82%
Total expenses (before reimbursements) to average daily net assets, excluding tax expense	0.88	%*	0.92%		0.92%	0.94%	0.95%	0.96%
Portfolio turnover rate	45	%**	105	%(b)	87%	51%	64%	72%
Net assets at end of period (in 000’s)	$1,843,302		$1,892,784		$1,563,529	$1,042,831	$485,543	$624,426

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
(b)	Portfolio turnover calculation does not include $9,536,640 of in-kind transactions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	135

Mercer Core Opportunistic Fixed Income Fund

Financial Highlights (Continued)

(For a Class Y-3 share outstanding throughout each period)

	Period Ended 09/30/12 (Unaudited)		Year Ended 03/31/12	Year Ended 03/31/11	Year Ended 03/31/10	Year Ended 03/31/09	Year Ended 03/31/08

Net asset value at beginning of period	$10.58		$10.23	$10.11	$9.00	$10.24	$10.21

Net investment income†	0.15		0.33	0.29	0.40	0.50	0.51
Net realized and unrealized gain (loss) on investments	0.37		0.46	0.34	0.98	(0.91)	(0.10)

Total from investment operations	0.52		0.79	0.63	1.38	(0.41)	0.41

Less dividends and distributions:
From net investment income	—		(0.31)	(0.36)	(0.27)	(0.63)	(0.38)
From net realized gain on investments	—		(0.13)	(0.15)	—	(0.20)	—

Total dividends and distributions	—		(0.44)	(0.51)	(0.27)	(0.83)	(0.38)

Net asset value at end of period	$11.10		$10.58	$10.23	$10.11	$9.00	$10.24

Total investment return(a)	4.91	%**	7.88%	6.25%	15.34%	(3.90)%	4.08%

Ratios/Supplemental Data:
Net investment income to average net assets	2.71	%*	3.13%	2.79%	4.12%	5.16%	4.94%
Net expenses to average daily net assets	0.37	%*	0.37%	0.37%	0.37%	0.37%	0.37%
Total expenses (before reimbursements) to average daily net assets	0.43	%*	0.44%	0.45%	0.47%	0.47%	0.48%
Portfolio turnover rate	54	%**	181%	379%	276%	229%	229%
Net assets at end of period (in 000’s)	$1,171,739		$1,025,624	$1,043,027	$758,780	$394,347	$527,340

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

136	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

(For a Class Y-3 share outstanding throughout the period)

	Period Ended 09/30/12 (Unaudited)(a)

Net asset value at beginning of period	$10.00

Net investment income†	0.10
Net realized and unrealized gain (loss) on investments	(0.10)

Total from investment operations	(0.00)

Net asset value at end of period	$10.00

Total investment return(b)	0.00	%**

Ratios/Supplemental Data:
Net investment income to average net assets	2.66	%*
Net expenses to average daily net assets	0.95	%*
Total expenses (before reimbursements) to average daily net assets, excluding interest and tax expense	1.34	%*
Portfolio turnover rate	13	%**
Net assets at end of period (in 000’s)	$308,807

(a)	The Fund commenced operations on May 1, 2012.
(b)	The total return would have been lower had certain expenses not been reimbursed during the period shown.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	137

Mercer US Short Maturity Fixed Income Fund

Financial Highlights (Continued)

(For a Class Y-3 share outstanding throughout each period)

	Period Ended 09/30/12 (Unaudited)		Year Ended 03/31/12	Year Ended 03/31/11	Year Ended 03/31/10	Year Ended 03/31/09	Year Ended 03/31/08

Net asset value at beginning of period	$9.57		$9.56	$9.51	$8.57	$10.01	$10.05

Net investment income†	0.06		0.15	0.15	0.30	0.40	0.49
Net realized and unrealized gain (loss) on investments	0.03		0.05	0.06	0.83	(1.16)	(0.11)

Total from investment operations	0.09		0.20	0.21	1.13	(0.76)	0.38

Less dividends and distributions:
From net investment income	—		(0.19)	(0.16)	(0.19)	(0.68)	(0.42)

Total dividends and distributions	—		(0.19)	(0.16)	(0.19)	(0.68)	(0.42)

Net asset value at end of period	$9.66		$9.57	$9.56	$9.51	$8.57	$10.01

Total investment return(a)	0.94	%**	2.07%	2.19%	13.19%	(7.52)%	3.72%

Ratios/Supplemental Data:
Net investment income to average net assets	1.18	%*	1.52%	1.60%	3.24%	4.16%	4.80%
Net expenses to average daily net assets	0.32	%*	0.32%	0.32%	0.32%	0.32%	0.32%
Total expenses (before reimbursements) to average daily net assets	0.57	%*	0.53%	0.47%	0.61%	0.49%	0.49%
Portfolio turnover rate	14	%**	32%	61%	589%	217%	131%
Net assets at end of period (in 000’s)	$44,365		$44,166	$67,950	$47,487	$18,904	$62,172

(a)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

138	See accompanying Notes to the Financial Statements.

Mercer Funds

Notes to the Financial Statements

September 30, 2012 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following nine series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Opportunistic Fixed Income Fund (“Core Opportunistic”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), which commenced operations on May 1, 2012, Mercer US Short Maturity Fixed Income Fund (“Short Maturity”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”), which as of September 30, 2012 had not commenced operations, (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Each Fund is classified as “diversified” for purposes of the 1940 Act.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Emerging Markets	Long-term total return, which includes capital appreciation and income
Short Maturity	Safety of principal and a moderate level of income

Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2012, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the rate in effect at a uniform time on each business day. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Over the counter derivative financial instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of pricing service providers or broker dealer quotations. Depending on the product and the terms of the derivative, the value of the financial derivative contracts is assigned by pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements” (“ASC 820”). Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, Large Cap Growth, Large Cap Value and Small/Mid Cap Growth each held long-term investments determined using Level 1 inputs, with corresponding major categories as shown in the schedules of investments, and a short-term investment position in Euro Time Deposit and State Street Navigator Securities Lending Prime Portfolio as shown in the schedules of investments, which are determined using Level 2 inputs.

At September 30, 2012, Short Maturity held all long-term investments and one short-term investment position in a Euro Time Deposit, all determined using Level 2 inputs, with corresponding major categories as shown in the schedule of investments.

The following is a summary of the inputs used as of September 30, 2012 in valuing the assets and liabilities of Small/Mid Cap Growth, Non-US Core Equity, Core Opportunistic and Emerging Markets for which fair valuation was used:

Small/Mid Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Advertising	$487,612	$—	$—	$487,612
Aerospace & Defense	4,869,731	—	—	4,869,731
Agriculture	777,280	—	—	777,280
Airlines	660,492	—	—	660,492
Apparel	4,395,391	—	—	4,395,391
Auto Parts & Equipment	2,531,175	—	—	2,531,175
Banks	26,286,258	—	—	26,286,258
Beverages	1,444,368	—	—	1,444,368
Biotechnology	4,647,853	—	—	4,647,853
Building Materials	1,260,122	—	—	1,260,122
Chemicals	6,461,279	—	—	6,461,279
Coal	550,151	—	—	550,151
Commercial Services	18,645,377	—	—	18,645,377
Computers	9,177,326	—	—	9,177,326
Cosmetics & Personal Care	3,878,925	—	—	3,878,925
Distribution & Wholesale	2,042,567	—	—	2,042,567
Diversified Financial Services	4,854,528	—	—	4,854,528
Electric	9,110,365	—	—	9,110,365
Electrical Components & Equipment	902,367	—	—	902,367
Electronics	10,046,659	—	—	10,046,659
Energy-Alternate Sources	133,022	—	—	133,022
Engineering & Construction	3,498,271	—	—	3,498,271
Entertainment	4,307,101	—	—	4,307,101
Food	11,678,985	—	—	11,678,985
Forest Products & Paper	8,644,478	—	—	8,644,478
Gas	8,232,412	—	—	8,232,412
Hand & Machine Tools	1,040,318	—	—	1,040,318

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Health Care - Products	$6,631,253	$—		$—	$6,631,253
Health Care - Services	4,095,123	—		—	4,095,123
Home Builders	3,486,351	—		—	3,486,351
Home Furnishings	1,359,791	—		—	1,359,791
Household Products & Wares	1,048,945	—		—	1,048,945
Insurance	33,587,508	—		—	33,587,508
Internet	3,629,292	—		—	3,629,292
Investment Companies	3,684,692	—		—	3,684,692
Iron & Steel	1,067,110	—		—	1,067,110
Lodging	1,076,444	—		—	1,076,444
Machinery - Diversified	5,223,475	—		—	5,223,475
Media	1,596,797	—		—	1,596,797
Metal Fabricate & Hardware	521,798	—		—	521,798
Mining	2,521,785	—		—	2,521,785
Miscellaneous - Manufacturing	9,878,336	—		—	9,878,336
Office Furnishings	503,807	—		—	503,807
Oil & Gas	14,531,837	—		—	14,531,837
Oil & Gas Services	4,000,956	—		—	4,000,956
Pharmaceuticals	7,533,037	0	#	—	7,533,037
Pipelines	39,284	—		—	39,284
Real Estate	3,215,666	—		—	3,215,666
REITS	22,723,024	—		—	22,723,024
Retail	26,445,244	—		—	26,445,244
Savings & Loans	2,727,781	—		—	2,727,781
Semiconductors	8,404,776	—		—	8,404,776
Shipbuilding	58,870	—		—	58,870
Software	5,129,888	—		—	5,129,888
Telecommunications	4,089,766	—		—	4,089,766
Textiles	2,067,272	—		—	2,067,272
Toys, Games & Hobbies	258,108	—		—	258,108
Transportation	3,045,989	—		—	3,045,989
Trucking & Leasing	1,346,074	—		—	1,346,074
Water	1,345,364	—		—	1,345,364

Total Common Stocks	337,439,856	0		—	337,439,856

Short-Term Investments
Bank Deposit	—	11,865,492		—	11,865,492
Securities Lending Collateral	—	19,948,386		—	19,948,386

Total Short-Term Investments	—	31,813,878		—	31,813,878

Futures Contracts
Buys	912	—		—	912

Total Futures Contracts	912	—		—	912

Total	$337,440,768	$31,813,878		$—	$369,254,646

#	Represents one security at $0 value as of September 30, 2012.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$56,083,284	$0	#	$—	$56,083,284
Austria	4,507,518	—		—	4,507,518
Belgium	11,915,405	—		—	11,915,405
Bermuda	18,314,831	—		—	18,314,831
Brazil	16,803,228	—		—	16,803,228
Canada	16,929,568	—		—	16,929,568
Cayman Islands	13,313,242	—		—	13,313,242
China	2,662,748	—		—	2,662,748
Denmark	57,469,083	—		—	57,469,083
Finland	22,727,964	—		—	22,727,964
France	155,851,198	—		—	155,851,198
Germany	152,124,289	—		—	152,124,289
Greece	1,433,668	—		—	1,433,668
Hong Kong	20,998,161	—		—	20,998,161
Indonesia	9,530,436	—		—	9,530,436
Ireland	8,714,090	—		—	8,714,090
Israel	11,702,584	—		—	11,702,584
Italy	50,707,419	—		—	50,707,419
Japan	364,979,310	922,606		—	365,901,916
Luxembourg	16,785,059	—		—	16,785,059
Malaysia	2,758,652	—		—	2,758,652
Malta	887,166	—		—	887,166
Mauritius	1,705,551	—		—	1,705,551
Mexico	7,259,789	—		—	7,259,789
Netherlands	42,310,262	—		—	42,310,262
New Zealand	3,426,743	—		—	3,426,743
Norway	41,689,050	—		—	41,689,050
Pakistan	111,805	—		—	111,805
Portugal	2,409,232	—		—	2,409,232
Singapore	27,204,630	—		—	27,204,630
South Africa	7,254,886	—		—	7,254,886
South Korea	21,102,503	—		—	21,102,503
Spain	35,418,535	—		—	35,418,535
Sweden	65,132,393	—		—	65,132,393
Switzerland	163,797,166	—		—	163,797,166
Taiwan	7,546,150	—		—	7,546,150
Thailand	—	9,267,822		—	9,267,822
United Kingdom	306,647,045	—		—	306,647,045

Total Common Stocks	1,750,214,643	10,190,428		—	1,760,405,071

Investment Company
United States	18,394,922	—		—	18,394,922

Total Investment Company	18,394,922	—		—	18,394,922

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Brazil	$1,794,767	$—	$—	$1,794,767
Germany	16,355,748	—	—	16,355,748

Total Preferred Stocks	18,150,515	—	—	18,150,515

Rights
France	379,177	—	—	379,177
Thailand	—	79,639	—	79,639

Total Rights	379,177	79,639	—	458,816

Options Purchased
Call Options	—	1,805	—	1,805
Put Options	—	36,854	—	36,854

Total Options Purchased	—	38,659	—	38,659

Short-Term Investments
Bank Deposit	—	43,260,476	—	43,260,476
Securities Lending Collateral	—	60,797,558	—	60,797,558

Total Short-Term Investments	—	104,058,034	—	104,058,034

Total	$1,787,139,257	$114,366,760	$—	$1,901,506,017

#	Represents one security at $0 value as of September 30, 2012.

Core Opportunistic

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$35,454,154	$—		$35,454,154
Bank Loans	—	8,550,778	—		8,550,778
Convertible Debt	—	245,367	—		245,367
Corporate Debt	—	348,434,154	2	*	348,434,156
Mortgage Backed Securities - Private Issuers	—	23,386,337	—		23,386,337
Mortgage Backed Securities - U.S. Government
Agency Obligations	—	343,154,931	—		343,154,931
Municipal Obligations	—	50,600,227	—		50,600,227
Sovereign Debt Obligations	—	20,622,463	—		20,622,463
U.S. Government and Agency Obligations	—	246,327,112	—		246,327,112

Total Debt Obligations	—	1,076,775,523	2		1,076,775,525

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Auto Manufacturers	$224,160	$—	$—	$224,160
Building Materials	67,204	—	—	67,204
Diversified Financial Services	69,090	—	—	69,090

Total Common Stocks	360,454	—	—	360,454

Preferred Stocks
Banks	742,800	—	—	742,800
Diversified Financial Services	2,452,495	—	—	2,452,495

Total Preferred Stocks	3,195,295	—	—	3,195,295

Warrants
Auto Manufacturers	166,556	—	—	166,556
Media	9,179	—	—	9,179
Oil & Gas Services	2,552	—	—	2,552

Total Warrants	178,287	—	—	178,287

Options Purchased
Put Options	2,568	169,306	—	171,874

Total Options Purchased	2,568	169,306	—	171,874

Short-Term Investments
Bank Deposit	—	78,246,565	—	78,246,565
Certificates of Deposit	—	7,474,169	—	7,474,169
Repurchase Agreements	—	74,600,000	—	74,600,000
Securities Lending Collateral	—	15,281,785	—	15,281,785
U.S. Government and Agency Obligations	—	94,280,261	—	94,280,261

Total Short-Term Investments	—	269,882,780	—	269,882,780

Forward Foreign Currency Contracts
Buys	—	263,403	—	263,403
Sales	—	47,298	—	47,298

Total Forward Currency Contracts	—	310,701	—	310,701

Futures Contracts
Buys	52,385	—	—	52,385

Total Futures Contracts	52,385	—	—	52,385

Interest Rate Swaps	—	648,764	—	648,764
Centrally Cleared Interest Rate Swaps**	—	359,281	—	359,281
Credit Default Swaps	—	108,069	—	108,069

Total Swaps	—	1,116,114	—	1,116,114

Total	$3,788,989	$1,348,254,424	$2	$1,352,043,415

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(46,123,178)	$—	$(46,123,178)

Forward Foreign Currency Contracts
Buys	—	(94,681)	—	(94,681)
Sales	—	(913,938)	—	(913,938)

Total Forward Currency Contracts	—	(1,008,619)	—	(1,008,619)

Futures Contracts
Buys	(136,855)	—	—	(136,855)
Sales	(561,649)	—	—	(561,649)

Total Futures Contracts	(698,504)	—	—	(698,504)

Written Options	(37,025)	(196,866)	—	(233,891)

Interest Rate Swaps	—	(218,731)	—	(218,731)
Centrally Cleared Interest Rate Swaps**	—	(110,050)	—	(110,050)
Credit Default Swaps	—	(4,061)	—	(4,061)

Total Swaps	—	(332,842)	—	(332,842)

Total	$(735,529)	$(47,661,505)	$—	$(48,397,034)

*	Includes two securities at $0 value as of September 30, 2012.
**	Centrally cleared swaps are valued on the unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$2,590,378	$—	$—	$2,590,378
Brazil	24,849,397	—	—	24,849,397
Cayman Islands	15,159,770	—	—	15,159,770
Chile	7,465,688	—	—	7,465,688
China	22,621,038	—	—	22,621,038
Colombia	5,260,632	—	—	5,260,632
Czech Republic	792,668	—	—	792,668
Hong Kong	14,992,963	—	—	14,992,963
Hungary	405,306	—	—	405,306
India	10,121,736	—	—	10,121,736
Indonesia	6,503,626	—	—	6,503,626
Malaysia	13,712,842	—	—	13,712,842
Mexico	20,942,811	—	—	20,942,811

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Peru	$1,599,659	$—	$—	$1,599,659
Philippines	2,361,926	—	—	2,361,926
Poland	3,635,576	—	—	3,635,576
Russia	9,339,568	—	—	9,339,568
South Africa	16,673,388	—	—	16,673,388
South Korea	23,962,951	—	—	23,962,951
Taiwan	25,484,973	—	—	25,484,973
Thailand	4,645,339	462,535	—	5,107,874
Turkey	4,142,834	—	—	4,142,834
United Kingdom	14,985,524	—	—	14,985,524
United States	1,768,887	—	—	1,768,887

Total Common Stocks	254,019,480	462,535	—	254,482,015

Investment Company
United States	3,032,313	—	—	3,032,313

Total Investment Company	3,032,313	—	—	3,032,313

Preferred Stocks
Brazil	8,563,671	—	—	8,563,671

Total Preferred Stocks	8,563,671	—	—	8,563,671

Rights
Thailand	—	32,898	—	32,898

Total Rights	—	32,898	—	32,898

Warrants
India	—	7,778,335	—	7,778,335

Total Warrants	—	7,778,335	—	7,778,335

Short-Term Investments
Bank Deposit	—	34,125,270	—	34,125,270
Securities Lending Collateral	—	3,377,403	—	3,377,403

Total Short-Term Investments	—	37,502,673	—	37,502,673

Forward Foreign Currency Contracts
Buys	—	545,468	—	545,468
Sales	—	2,998	—	2,998

Total Forward Currency Contracts	—	548,466	—	548,466

Futures Contracts
Buys	146,151	—	—	146,151
Sales	11,353	—	—	11,353

Total Futures Contracts	157,504	—	—	157,504

Total	$265,772,968	$46,324,907	$—	$312,097,875

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$(6,668)	$—	$(6,668)
Sales	—	(629,396)	—	(629,396)

Total Forward Currency Contracts	—	(636,064)	—	(636,064)

Futures Contracts
Buys	(55,039)	—	—	(55,039)
Sales	(7,345)	—	—	(7,345)

Total Futures Contracts	(62,384)	—	—	(62,384)

Synthetic Futures	—	(24,494)	—	(24,494)

Total	$(62,384)	$(660,558)	$—	$(722,942)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In			Transfers Out
	Level 1 —Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Non-US Core Equity	$—	$922,606	*	$(922,606	)*	$—

*	Transfers occurred between Level 1 and Level 2 as a result of a security being fair valued in accordance with procedures approved by the Trustees.

The following table includes a rollforward of the amounts for the period ended September 30, 2012 for financial instruments classified as Level 3:

Core Opportunistic

Investments in Securities	Balance as of March 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Net Purchases & Sales	Balance as of September 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Held at Septmeber 30, 2012
DEBT OBLIGATIONS
Corporate Debt	$24,949^	$—	$(23,697)	$(1,250)[1]	$—	$2^^	$(23,697)

Total	$24,949^	$—	$(23,697)	$(1,250)[1]	$—	$2^^	$(23,697)

The Funds recognizes transfers between Levels as of the end of the reporting period.

^	Includes three securities at $0 value as of March 31, 2012.
^^	Includes two securities at $0 value at September 30, 2012.
[1]	Transfers occurred between Level 2 and Level 3 as a result of a corporate debt security being fair valued in accordance with procedures approved by the Trustees.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

Non-US Core Equity and Emerging Markets held rights during the period as a result of corporate actions. Non-US Core Equity and Core Opportunistic held warrants during the period as a result of corporate actions.

At September 30, 2012 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Small/Mid Cap Value

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$912	$912

Total Value	$912	$912

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Futures Contracts(9)	$76,098	$76,098

Total Net Realized Gain (Loss)	$76,098	$76,098

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Equity Risk	Total
Futures Contracts(14)	$(8,068)	$(8,068)

Total Change in Net Unrealized Appreciation (Depreciation)	$(8,068)	$(8,068)

NUMBER OF CONTRACTS(17)

	Equity Risk	Total
Futures Contracts	25	25

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$458,816	$458,816
Options Purchased(1)	38,659	—	38,659

Total Value	$38,659	$458,816	$497,475

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Rights(7)	$—	$(241,224)	$(241,224)
Warrants(7)	—	(3,766,540)	(3,766,540)
Options Purchased(7)	(98,916)	—	(98,916)

Total Net Realized Gain (Loss)	$(98,916)	$(4,007,764)	$(4,106,680)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Rights(12)	$—	$393,925	$393,925
Warrants(12)	—	2,381,303	2,381,303
Options Purchased(12)	(578,274)	—	(578,274)

Total Change in Net Unrealized Appreciation (Depreciation)	$(578,274)	$2,775,228	$2,196,954

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	596,190	596,190
Warrants	—	233,641	233,641
Options Purchased	1,576,502,298	—	1,576,502,298

Core Opportunistic

ASSET DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants(1)	$—	$—	$—	$178,287	$178,287
Options Purchased(1)	171,874	—	—	—	171,874
Forward Foreign Currency
Contracts(2)	—	310,701	—	—	310,701
Futures Contracts(3)	52,385	—	—	—	52,385
Swap Contracts(4)	1,098,801	—	108,069	—	1,206,870

Total Value	$1,323,060	$310,701	$108,069	$178,287	$1,920,117

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward Foreign Currency
Contracts(5)	$—	$(1,008,619)	$—	$—	$(1,008,619)
Futures Contracts(3)	(646,119)	—	—	—	(646,119)
Options Written(6)	(233,891)	—	—	—	(233,891)
Swap Contracts(4)	(229,044)	—	(4,061)	—	(233,105)

Total Value	$(1,109,054)	$(1,008,619)	$(4,061)	$—	$(2,121,734)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

NET REALIZED GAIN (LOSS)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Options Purchased(7)	$(168,457)	$—	$(115,507)	$—	$(283,964)
Forward Foreign Currency
Contracts(8)	—	1,202,460	—	—	1,202,460
Futures Contracts(9)	(482,664)	—	—	—	(482,664)
Options Written(10)	250,651	—	130,771	—	381,422
Swap Contracts(11)	27,056	—	(45,734)	—	(18,678)

Total Net Realized Gain (Loss)	$(373,414)	$1,202,460	$(30,470)	$—	$798,576

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants(12)	$—	$—	$—	$(39,881)	$(39,881)
Options Purchased(12)	(156,890)	—	111,894	—	(44,996)
Forward Foreign Currency
Contracts(13)	—	(745,113)	—	—	(745,113)
Futures Contracts(14)	(456,346)	—	—	—	(456,346)
Options Written(15)	124,916	—	(174,445)	—	(49,529)
Swap Contracts(16)	457,509	—	(17,286)	—	440,223

Total Change in Net Unrealized Appreciation (Depreciation)	$(30,811)	$(745,113)	$(79,837)	$(39,881)	$(895,642)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants	—	—	—	15,611	15,611
Options Purchased	6,224,750	—	9,566,280	—	15,791,030
Forward Foreign Currency
Contracts	—	(24,821,135)	—	—	(24,821,135)
Futures Contracts	811	—	—	—	811
Options Written	(10,031,750)	—	(24,140,560)	—	(34,172,310)
Swap Contracts	60,324,667	—	8,726,333	—	69,051,000

Emerging Markets

ASSET DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$—	$32,898	$32,898
Warrants(1)	—	—	7,778,335	7,778,335
Forward Foreign Currency
Contracts(2)	—	548,466	—	548,466
Futures Contracts(3)	95,120	—	—	95,120

Total Value	$95,120	$548,466	$7,811,233	$8,454,819

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency
Contracts(5)	$—	$636,064	$—	$636,064
Swap Contracts(4)	—	—	24,494	24,494

Total Value	$—	$636,064	$24,494	$660,558

NET REALIZED GAIN (LOSS)

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Rights(7)	$—	$—	$5	$5
Warrants(7)	—	—	26,707	26,707
Forward Foreign Currency
Contracts(8)	—	(221,860)	—	(221,860)
Futures Contracts(9)	(262,752)	—	—	(262,752)
Swap Contracts(11)	—	—	164,055	164,055

Total Net Realized Gain (Loss)	$(262,752)	$(221,860)	$190,767	$(293,845)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Rights(12)	$—	$—	$32,898	$32,898
Warrants(12)	—	—	1,263,686	1,263,686
Forward Foreign Currency
Contracts(13)	—	(87,598)	—	(87,598)
Futures Contracts(14)	95,120	—	—	95,120
Swap Contracts(16)	—	—	(24,494)	(24,494)
Total Change in Net

Unrealized Appreciation (Depreciation)	$95,120	$(87,598)	$1,272,090	$1,279,612

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Rights	—	—	177,650	177,650
Warrants	—	—	679,481	679,481
Forward Foreign Currency
Contracts	—	4,400,386	—	4,400,386
Futures Contracts	421	—	—	421
Swap Contracts	—	—	616	616

(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency contracts.
(3)

Cumulative appreciation (depreciation) on futures contracts is reported within the Schedule of Investments under the open “Futures Contracts” section and within the Statement of Assets and Liabilities under Receivable or Payable for variation margin on open futures contracts.

(4)	Statement of Assets and Liabilities location: Swap contracts, at value and Variation margin receivable or Variation margin payable on swap contracts.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

(5)	Statement of Assets and Liabilities location: Payable for open forward foreign currency contracts.
(6)	Statement of Assets and Liabilities location: Written options, at value.
(7)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Investments.
(8)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts and foreign currency related transactions.
(9)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Closed futures contracts.
(10)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Written option contracts.
(11)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Swap contracts.
(12)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments.
(13)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts and foreign currency related transactions.
(14)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Open futures contracts.
(15)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Written option contracts.
(16)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Swap contracts.
(17)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the months that the Fund held such derivatives during the period ended September 30, 2012.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivative and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

The following is a summary of open credit default swaps positions held in Core Opportunistic at September 30, 2012:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments by the Fund Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
4,400,000	USD	03/20/2021	Goldman Sachs International	Sell	$4,400,000	1.60%	State of Connecticut (Moody’s Rating: Aa2; S&P Rating: AA)	$60,708	$60,708
400,000	USD	12/20/2016	Citibank N.A.	Buy	400,000	(1.00%)	Bank of America Corp., 6.25%, 04/15/12	(54,423)	8,970
900,000	USD	03/20/2016	Deutsche Bank AG	Buy	900,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(27,171)	15,023
1,400,000	USD	03/20/2016	Morgan Stanley Capital Services, Inc.	Buy	1,400,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(43,726)	23,368
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	400,000	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	(32,865)	(4,061)

					$7,500,000			$(97,477)	$104,008

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

Prior to December 1, 2011, the Non-US Core Equity Fund is subject to a 2% Imposto sobre Operacoes Financeiras (“IOF”) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) on forward contracts and foreign currency related transactions in the Statement of Operations. Effective December 1, 2011, the IOF tax was reduced to 0% by the Brazilian Government.

(c)  Cash and short-term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2012 were as follows:

	Market Value of Loaned Securities	Value of Collateral
Large Cap Growth	$4,831,094	$4,827,930
Large Cap Value	12,715,800	12,988,085
Small/Mid Cap Growth	42,483,571	43,891,237

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

	Market Value of Loaned Securities	Value of Collateral
Small/Mid Cap Value	$19,270,790	$19,948,386
Non-US Core	56,657,648	60,797,558
Emerging Markets	3,370,675	3,377,403
Core Opportunistic	14,964,834	15,281,785

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of September 30, 2012.

(f)  Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any,

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

on the swap at the time of default, and not the entire notional amount of the swap contract. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

(minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended September 30, 2012, Core Opportunistic used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. Emerging Markets used swap agreements to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Core Opportunistic and Emerging Markets Schedule of Investments for a listing of open swap agreements as of September 30, 2012.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

During the period ended September 30, 2012, Small/Mid Cap Value used futures to equitize cash. Core Opportunistic used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Small/Mid Cap Value, Core Opportunistic and Emerging Markets Schedules of Investments for a listing of open futures contracts as of September 30, 2012.

(h) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended September 30, 2012, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Opportunistic used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of options contracts as of September 30, 2012.

Transactions in written option contracts for Core Opportunistic for the period ended September 30, 2012, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2012	20,591,058	$402,233
Options written	62,461,636	617,882
Options terminated in closing purchase transactions	(26,817,243)	(483,148)
Options expired	(39,135,125)	(167,448)

Options outstanding at September 30, 2012	17,100,326	$369,519

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

During the period ended September 30, 2012, Core Opportunistic used forward foreign currency contracts to hedge, cross-hedge or to actively manage non-US Dollar exposures in the Fund. Emerging Markets used forward foreign currency contracts to hedge, cross hedge or actively manage the currency exposures in the Fund. See the Core Opportunistic and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2012.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of September 30, 2012.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2012.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

(m)  Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of September 30, 2012.

(n)  Bank loans

Core Opportunistic invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. See the Core Opportunistic Schedule of Investments for open bank loans held as of September 30, 2012.

(o)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for indexed securities held as of September 30, 2012.

(p)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

(q)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

(r)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

(s)  Credit agreement

The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a revolving line of credit through June 24, 2013. Borrowings for each Fund under the Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Total Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust pays an annual commitment fee at the rate 0.15% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to the Overnight Rate plus 1.25%. The Funds did not borrow under the Agreement during the period ended September 30, 2012.

(t)  Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Assets up to $750 million	Assets in excess of $750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Non-US Core Equity	0.75%	0.73%
Core Opportunistic	0.35%	0.33%
Emerging Markets	0.80%	0.80%
Short Maturity	0.25%	0.23%

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses. Effective August 1, 2012, the contractual fee caps on Small/Mid Cap Growth, Small/Mid Cap Value and Non-US Core Equity were increased by 5 basis points (0.05%) to 0.97%, 0.97% and 0.87%, respectively. For the period ended September 30, 2012, the fees were reimbursed to the extent that each Fund’s class expenses exceeded the net expense rates as set forth below of average daily net assets of the Fund class. Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. These reimbursements are shown in the Reimbursement of expenses line in the Statements of Operations.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.47%	1.42%	1.12%	0.97%
Small/Mid Cap Value	1.47%	1.42%	1.12%	0.97%
Non-US Core Equity	1.37%	1.32%	1.02%	0.87%
Core Opportunistic	0.87%	0.82%	0.52%	0.37%
Emerging Markets	1.60%	1.55%	1.25%	0.95%
Short Maturity	0.82%	0.77%	0.47%	0.32%

As of September 30, 2012 only Class Y-3 had commenced operations.

In June 2012, the Board terminated the Funds’ transfer agency agreement with BNY Mellon Investments Servicing (US) Inc., and approved a transfer agency agreement with State Street Bank and Trust Co. (“SSB”). Pursuant to the transfer agent agreement, SSB has agreed to waive its fees and out of pocket expenses, during the first twelve (12) months of service, up to $33,000 per month. For the period ended September 30, 2012, the fees waived, are shown in the Fee reduction line in the Statement of Operations.

4.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2012, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap Growth	$—	$131,597,014
Large Cap Value	—	120,340,483
Small/Mid Cap Growth	—	123,897,557
Small/Mid Cap Value	—	159,007,266
Non-US Core Equity	—	796,874,113
Core Opportunistic	399,860,866	83,275,587
Emerging Markets	—	288,911,986
Short Maturity	3,689,208	3,067,035
Sales
Large Cap Growth	—	131,397,958
Large Cap Value	—	123,571,815
Small/Mid Cap Growth	—	80,014,837
Small/Mid Cap Value	—	109,762,809
Non-US Core Equity	—	814,337,208
Core Opportunistic	353,218,744	129,126,232
Emerging Markets	—	18,685,464
Short Maturity	2,507,377	3,665,658

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

5.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth

	Six Months Ended September 30, 2012		Year Ended March 31, 2012
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	1,643,810	$20,145,317	4,228,266	$48,170,956
Shares issued through in-kind contribution	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	72,055	799,812
Shares repurchased	(1,590,768)	(20,234,223)	(4,299,177)	(52,840,670)

Net increase	53,042	$(88,906)	1,144	$(3,869,902)

Large Cap Value

	Six Months Ended September 30, 2012		Year Ended March 31, 2012
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,047,838	$16,722,596	5,880,659	$45,086,185
Shares issued through in-kind contribution	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	1,056,346	7,996,540
Shares repurchased	(2,969,528)	(25,279,101)	(5,130,130)	(42,101,734)

Net increase (decrease)	(921,690)	$(8,556,505)	1,806,875	$10,980,991

Small/Mid Cap Growth

	Six Months Ended September 30, 2012		Year Ended March 31, 2012
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,795,758	$63,507,195	5,321,710	$60,017,995
Shares issued to shareholders in reinvestment of distributions	—	—	2,564,102	25,512,817
Shares repurchased	(1,373,137)	(15,328,766)	(6,151,112)	(72,287,677)

Net increase	4,422,621	$48,178,429	1,734,700	$13,243,135

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Small/Mid Cap Value

	Six Months Ended September 30, 2012		Year Ended March 31, 2012
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	6,485,589	$61,578,131	6,303,350	$59,998,309
Shares issued to shareholders in reinvestment of distributions	—	—	1,907,274	16,955,667
Shares repurchased	(1,189,481)	(11,401,464)	(6,561,837)	(65,374,362)

Net increase	5,296,108	$50,176,667	1,648,787	$11,579,614

Non-US Core Equity

	Six Months Ended September 30, 2012		Year Ended March 31, 2012
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	21,470,949	$195,907,707	61,691,368	$575,035,467
Shares issued through in-kind contribution*	—	—	1,106,339	9,536,640
Shares issued to shareholders in reinvestment of distributions	—	—	3,801,472	32,578,616
Shares repurchased	(26,179,542)	(251,229,286)	(21,335,163)	(204,864,696)

Net increase (decrease)	(4,708,593)	$(55,321,579)	45,264,016	$412,286,027

*	The Fund received a contribution in-kind on December 15, 2011.

Core Opportunistic

	Six Months Ended September 30, 2012		Year Ended March 31, 2012
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	12,087,020	$133,325,587	14,400,015	$151,180,806
Shares issued to shareholders in reinvestment of distributions	—	—	4,002,887	41,229,733
Shares repurchased	(3,496,372)	(37,710,912)	(23,409,106)	(247,775,298)

Net increase (decrease)	8,590,648	$95,614,675	(5,006,204)	$(55,364,759)

Emerging Markets

	Period from May 1, 2012 (commencement of operations) through September 30, 2012
	Shares	Amount
Class Y-3:
Shares sold	30,919,484	$303,992,369
Shares repurchased	(38,443)	(374,020)

Net increase	30,881,041	$303,618,349

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Short Maturity

	Six Months Ended September 30, 2012		Year Ended March 31, 2012
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	—	$—	396,246	$3,800,000
Shares issued to shareholders in reinvestment of distributions	—	—	90,188	857,686
Shares repurchased	(23,017)	(220,729)	(2,977,496)	(28,626,906)

Net decrease	(23,017)	$(220,729)	(2,491,062)	$(23,969,220)

6.	Federal income taxes

As of September 30, 2012, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$371,574,020	$99,215,031	$(4,920,089)	$94,294,942
Large Cap Value	421,090,351	60,069,074	(8,895,935)	51,173,139
Small/Mid Cap Growth	364,884,023	46,575,015	(16,254,817)	30,320,198
Small/Mid Cap Value	341,802,213	37,988,293	(10,536,772)	27,451,521
Non-US Core Equity	1,845,654,743	133,932,636	(78,081,362)	55,851,274
Core Opportunistic	1,299,598,242	57,781,429	(6,815,456)	50,965,973
Emerging Markets	307,771,698	9,355,533	(5,735,326)	3,620,207
Short Maturity	43,871,757	609,282	(175,335)	433,947

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

7.	Subsequent event

In accordance with the provisions set forth in FASB ASC 855, “Subsequent Events”, followed by the Funds as of September 30, 2012, management has evaluated the impact of subsequent events existing in the Funds’ financial statements through November 20, 2012, the date the financial statements were available to be issued. Management has determined that there are no material events that would require adjustment or disclosure in the Funds’ financial statements through the date of issuance.

8.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer.

9.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10.	Board Approvals of Subadvisory Agreements during the period April 1, 2012 through September 30, 2012

May 31-June 1, 2012 Board Meeting

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Opportunistic Fixed Income Fund

Mercer US Short Maturity Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on May 31-June 1, 2012 (the “June Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Trust or Mercer Investment Management, Inc., the Trust’s investment advisor (the “Advisor” or “MIM”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the following series of the Trust (each a “Fund,” and together, the “Funds”): (i) Mercer US Large Cap Growth Equity Fund (“Large Cap Growth Fund”), Mercer US Large Cap Value Equity Fund (“Large Cap Value Fund”), Mercer US Small/Mid Cap Growth Equity Fund (“Small Cap Growth Fund”), Mercer US Small/Mid Cap Value Equity Fund (“Small Cap Value Fund”), Mercer Non-US Core Equity Fund (“Non-US Fund”), Mercer Core Opportunistic Fixed Income Fund (“Core Opportunistic Fund”), and Mercer US Short Maturity Fixed Income Fund (“Short Term Fund”).

In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials from the Advisor and from counsel that were prepared for the June Meeting, including: (i) the Investment Management Agreement, with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds, the fees that the Advisor charged to the Funds for these services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors, as contained in a report requested by the Board and prepared by Lipper Inc. (the “Lipper Report”), an independent, nationally recognized provider of investment company data, containing, among other things, information on the investment performance (over the one-, two-, three- and four-year periods and since inception time frames) and the fees and expenses of each Fund, as compared to a comparable group of funds (each a “peer group”); (iii) information regarding the Advisor’s business and operations, financial position, portfolio management team, and compliance program; (iv) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified in the Lipper Report; (v) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Lipper Report; (vi) information regarding the Advisor’s profitability in managing each Fund and the Fee Waiver/Expense Limitation Agreement, pursuant to which the Advisor has agreed to subsidize the Funds’ expenses at specific levels, through July 31, 2013, and the substantial losses that the Advisor had sustained to date in managing the Funds; and (vii) information regarding the benefits that the Advisor received (or may receive in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the June Meeting and throughout the course of the year at regularly scheduled Board meetings. The Independent Trustees also evaluated the Advisor’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services that were provided by the Advisor.  The Independent Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor’s personnel performed their duties.

In this regard, the Independent Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the allocation of each Fund’s assets among multiple subadvisors (including overseeing the process of transitioning assets among subadvisors); and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each subadvisor’s investment performance and processes; the oversight of each subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; the review of portfolio security brokerage and trading practices; and the oversight of general portfolio compliance with relevant law.

The Independent Trustees discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new subadvisor, to replace a current subadvisor, to reallocate Fund assets among current subadvisors, to utilize a new strategy of a current Subadvisor to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Independent Trustees reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in advising the Mercer Collective Trust and the Mercer Group Trust, two other pooled investment vehicles overseen by the Advisor.

The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Independent Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained, and to enhance the distribution of the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources.

(b)  The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The Independent Trustees compared each Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified in the Lipper Report), and noted the Funds’ favorable rankings. The Independent Trustees observed that the Advisor did not manage other registered investment companies, and therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities.

The Independent Trustees discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds, recalled the costs of organizing and operating the Funds, and the significant economic impact that these activities had exerted on the profitability of the Advisor over the prior years, as well as the effect it would have on the Advisor in connection with its continuing to serve as the investment advisor to each Fund. The

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Independent Trustees also discussed the Advisor’s ongoing costs in operating the Funds and the costs of compensating the subadvisors (as well as the Advisor’s initiative to negotiate reduced fee schedules for the Subadvisors, which may allow the Advisor to reach profitability more quickly). The Independent Trustees noted the Advisor’s continuing commitment to limit each Fund’s expenses through the Fee Waiver/Expense Limitation Agreement with the Trust. The Independent Trustees recalled their discussions, both at the June Meeting and at prior Board meetings, regarding the Advisor’s subsidizing the Funds in their initial stages, and the significant losses that the Advisor had sustained, as well as the reiteration of the resolution of both the Advisor and Mercer’s resolution to continue to waive the Advisor’s fees and to reimburse Fund expenses, until such time as the Funds reach profitable asset levels. After comparing each Fund’s fees with the fees of other funds in the Fund’s respective peer group, and in light of the nature, extent, and quality of services that were provided by the Advisor and the costs that were incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees that were paid to the Advisor with respect to each Fund was fair and reasonable.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund. The Independent Trustees recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain subadvisors, and in the case of other registered investment companies, by their investment managers.

The Independent Trustees noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Independent Trustees also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-l, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Independent Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that the benefits that accrued to the Advisor and its affiliates by virtue of their relationships to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees next discussed potential economies of scale. Given that the Funds (other than the Non-US Fund) had been in existence and operating for six years, and in light of the challenging market conditions experienced over the prior three and one-half years, Independent Trustees noted that the Funds could be considered to still be in a growth phase, and the Independent Trustees recognized the uncertainty in launching a new investment product and estimating future asset levels. The Independent Trustees discussed that the advisory fee schedule for each Fund, other than for the Small Cap Growth Fund and the Small Cap Value Fund, included a breakpoint at $750 million, which would reduce the investment advisory fee for a Fund and allow the shareholders of the Fund to participate in economies of scale available when the Fund surpassed the threshold level without compromising the quality of services.

(d)  The investment performance of the Funds and the Advisor.  The Independent Trustees considered the overall investment performance of the Funds, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure required. The Independent Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Advisor continued to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Lipper Report prepared specifically for the June Meeting. In reviewing the performance of the Funds, the Independent Trustees considered that the performance of each Fund, other than the Large Cap Value Fund, fell within the second, third, or fourth quintiles of its respective performance universe for performance since inception. In particular, the Large Cap Growth Fund and the Small Cap Value Fund had exhibited upward improvement since 2010. The Board also recalled the Advisor’s remarks at the June Meeting describing the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles.

In the case of the Non-US Fund, the Independent Trustees recalled that the Advisor had replaced GMO with Arrowstreet, and hired Lingohr as a replacement Subadvisor for AllianceBernstein. Additionally, the Board noted that the Advisor hired William Blair in order to ensure that the Fund continued to have emerging markets exposure.

In the case of the Large Cap Value Fund, the Independent Trustees noted that the Fund’s performance for the one- and two-year periods placed it in the first and second quintiles respectively, of its peer universe, which was a significant improvement from its prior fifth quintile performance.

In the case of the Small Cap Growth Fund, the Independent Trustees noted that the Advisor had indicated that it was comfortable with the Fund’s mid-range (third quintile) performance. The Board recalled that Delaware Investments had been added as an additional Subadvisor in an effort to improve returns.

In the case of the Core Opportunistic Fund, the Independent Trustees noted that the Fund’s performance was improving.

On this basis, the Independent Trustees concluded that MIM’s performance in managing each Fund indicated that the Advisor’s continued management will benefit the Fund and its shareholders.

Conclusion.  No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. The Independent Trustees also found the Advisor’s investment management fees to be reasonable in comparison to the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups in the Lipper Report. As a result, the Independent Trustees unanimously approved the Investment Management Agreement and recommended the Agreement’s approval to the Board as being in the best interests of the Funds and their shareholders.

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Opportunistic Fixed Income Fund

Mercer US Short Maturity Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the June Meeting, the Board, including the Independent Trustees, considered and approved the continuation of the subadvisory agreements (together, the “Subadvisory Agreements”) entered into by the Advisor and the following subadvisors for the Funds: Winslow Capital Management, Inc., Atlanta Capital Management Company, LLC, Neuberger Berman Management, LLC, and Sands Capital Management, LLC (in the case of the Large Cap Growth Fund); Robeco Investment Management, Inc., and O’Shaughnessy Asset Management, L.P. (in the case of the Large Cap Value Fund); Westfield Capital Management Company, LLC, Delaware Management Company, and Goldman Sachs Asset Management, L.P. (in the case of the Small Cap Growth Fund); AQR Capital Management, LLC, NWQ Investment Management Company, LLC, River Road Asset Management, LLC, and Systematic

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Financial Management, L.P. (in the case of the Small Cap Value Fund); Lazard Asset Management LLC, Echo Point Investment Management, LLC, and Massachusetts Financial Services Company (in the case of the Non-US Fund); and Western Asset Management Company, Mackay Shields LLC, Dodge & Cox, and Pacific Investment Management Company LLC (in the case of Core Opportunistic Fund); and J.P. Morgan Investment Management, Inc. (in the case of Short Maturity Fund); (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; and (vii) the Subadvisor’s historical performance returns managing a similar investment mandate, and such performance compared to a relevant index. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at prior Board meetings. The Independent Trustees also evaluated answers and responses to applicable information requests contained in their 15(c) Information Request Letter. The Independent Trustees considered and analyzed the factors that the Independent Trustees deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment management style; the Subadvisor’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as pooled investment products similar to the applicable Fund; the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadvisor’s staffing levels and overall resources. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by counsel.

In particular, and as to each Fund and to each Subadvisor, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Independent Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected be replaced or their allocated portion of the Fund be reduced, and negotiating fee arrangements that may permit the Funds to realize economies of scale without compromising the quality of services. The Independent Trustees discussed the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously), the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Independent Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of the Fund’s Subadvisors. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on the Subadvisor’s experience, operations, and resources, were appropriate, and had benefited and will continue to benefit, the applicable Fund and its shareholders.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

(b)  The costs of the services provided and the profits realized by the Subadvisors and their affiliates from the Subadvisors’ relationships with the Funds.  The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a subadvisor to the respective Fund. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Fund were fair and reasonable, in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor’s profitability. The Independent Trustees reviewed Subadvisor profitability information, to the extent it was provided by the Subadvisors in their responses contained in the 15(c) Questionnaires, but since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor’s profitability was not considered necessary. The Independent Trustees took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to implement reduced subadvisory fee schedules with the Subadvisors. The Independent Trustees noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Fund or its shareholders. The Independent Trustees also considered the information supplied by each Subadvisor, in its 15(c) questionnaire, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the assets that were allocated to the Subadvisor appeared to be within a reasonable range.

(c)  Ancillary Benefits.  The Independent Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Independent Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Independent Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable.

(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees next discussed economies of scale. The Independent Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that each Subadvisory Agreement, with the exception of the NWQ Subadvisory Agreement, included breakpoints that would reduce the Subadvisor’s fees as assets in the applicable Fund increased. It was noted that the break point arrangements did not directly benefit the Fund, but were a benefit to the Advisor. The Board took note that the sub-advisor fee break point arrangements would tend, over time, to reduce the need for the Advisor to subsidize the Funds through expense caps and fee waivers.

(e)  The investment performance of the Funds and the Subadvisors.  The Independent Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion.  No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor continued to be reasonable in relation to the services that were provided by the Subadvisors to the Funds. As a result, the Independent Trustees unanimously approved the Subadvisory Agreements and recommended to the Board the approval of each Subadvisory Agreement concluded that the approval of the Subadvisory Agreements as being in the best interests of the Funds and their shareholders.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Mercer Emerging Markets Equity Fund

Approval of the Investment Management Agreement for the Mercer Emerging Markets Equity Fund

At a September 2011 Meeting, the Board, including the Independent Trustees, considered and approved the Investment Management Agreement between the Mercer Emerging Markets Equity Fund (the “Emerging Makets Fund”) and MIM (the “Investment Management Agreement”). In considering the approval of the amendment to the Investment Management Agreement with MIM for the Emerging Markets Fund, the Independent Trustees had considered the information and materials from the Advisor and from counsel that were prepared for the June 2011 meeting of the Board of Trustees (the “June Meeting”), including: (i) the Investment Management Agreement with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds and is expected to provide to the Emerging Markets Fund; the fees that the Advisor proposes to charge to the Emerging Markets Fund for these services; and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Emerging Markets Fund, and that were identified as competitors, as contained in the Lipper Report; (iii) information regarding the Advisor’s business and operations; financial position; portfolio management team; and compliance program; (iv) information describing the Emerging Markets Fund’s expected operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Fund, and that were identified by Lipper in the Lipper Report; (v) information regarding the Advisor’s expected profitability in managing the Emerging Markets Fund and the Fee Waiver/Expense Limitation Agreement, pursuant to which MIM has agreed to subsidize the Fund’s expenses at specific levels through July 31, 2012; and (vi) information regarding the benefits that MIM may enjoy in the future as a result of its relationship with the Emerging Markets Fund.

The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at this Meeting, at the June Meeting, and throughout the course of the year at regularly scheduled Board meetings. The Independent Trustees also evaluated MIM’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter provided at the June Meeting.

In their consideration of the approval of the Investment Management Agreement, the Independent Trustees considered the following factors.

(a) The nature, extent, and quality of the services to be provided by the Advisor.  The Independent Trustees reviewed the services that the Advisor expects to provide to the Emerging Markets Fund and has provided to the Funds. In connection with the investment advisory services that were to be provided to the Emerging Markets Fund, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which MIM personnel performed their duties.

In this regard, the Independent Trustees considered that, while MIM would focus primarily on the selection, evaluation, and oversight of the Emerging Markets Fund’s Subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had other extensive responsibilities as the Emerging Markets Fund’s investment advisor, including: the provision of investment advice; the allocation of the Emerging Markets Fund’s assets among multiple subadvisors (including overseeing the process of transitioning assets among subadvisor(s) as necessary, and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure (including the Advisor’s initiative to renegotiate and implement reduced subadvisor fee schedules); the monitoring of each subadvisor’s investment performance and processes; the oversight of each Subadvisor’s compliance with the Emerging Markets Fund’s investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; oversight of general portfolio compliance with relevant law; and the implementation of Board directives as those directives may relate to the Emerging Markets Fund.

The Independent Trustees discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new subadvisor, to replace a current subadvisor, to reallocate Fund assets among current subadvisors,

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

to utilize a new strategy of a current subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to timely, efficiently, and economically effect such changes. The Independent Trustees reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in advising the Mercer Collective Trust and the Mercer Group Trust, two other pooled investment vehicles overseen by MIM.

The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were to be provided to the Emerging Markets Fund by MIM, such as the supervision of the Fund’s third-party service providers. The Independent Trustees considered the scope and substance of MIM’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated MIM’s capabilities in providing the administrative and compliance services needed to support management of the Emerging Markets Fund, and the information that regularly had been provided by the CCO to the Trustees at prior Board meetings. The Independent Trustees also considered MIM’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained, and to enhance the distribution of the Funds. The Independent Trustees also recalled the Advisor’s identification of the large number of new employees that had been hired over the prior year as MIM grew. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited, and that the Emerging Markets Fund would benefit, from the nature, extent, and quality of these services, as well as the Advisor’s ability to continue to provide these services based on MIM’s experience, operations, and resources.

(b)  The costs of the services to be provided and the profits expected to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Emerging Markets Fund.  The Independent Trustees compared the Emerging Markets Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Lipper in its Report), and noted the Funds’ favorable rankings.

The Independent Trustees considered the costs of organizing and operating the Emerging Markets Fund, and the significant economic impact that these activities could have on the profitability of the Advisor. The Independent Trustees also discussed the costs of compensating the Proposed Emerging Markets Fund Subadvisors (as well as MIM’s initiative to negotiate reduced fee schedules for the Proposed Emerging Markets Fund Subadvisors, which may allow the Advisor to reach profitability more quickly). The Independent Trustees noted the Advisor’s commitment to limit the Emerging Markets Fund’s expenses through the Fee Waiver/Expense Limitation Agreement with the Trust. In addition, the Independent Trustees discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Emerging Markets Fund. The Independent Trustees recalled their discussions, both at this Meeting and at prior meetings, regarding MIM’s subsidizing the Funds in their initial stages, and the significant losses that MIM had sustained, as well as MIM reiterating both its and Mercer’s resolution to continue to waive MIM’s fees and to reimburse Fund expenses, until such time as the Funds reach profitable asset levels. After comparing the Emerging Markets Fund’s fees with the fees of other funds in the Fund’s respective peer group, and in light of the nature, extent, and quality of services that were expected to be provided by the Advisor and the costs that were expected to be incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees that were paid to the Advisor with respect to the Emerging Markets Fund was fair and reasonable.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits that could be realized by the Advisor and its affiliates from the Advisor’s relationship with the Emerging Markets Fund, as well as the comments of MIM personnel at this Meeting and the June Meeting. The Independent Trustees recognized that because of the Trust’s multi-manager structure, the Advisor would not be placing portfolio transactions on behalf of the Emerging Markets Fund, and, thus, the Advisor would not receive proprietary research from broker-dealers that executed the Fund’s portfolio transactions. In addition, the Independent Trustees noted that MIM, as a policy, would not receive any services paid for by Emerging Markets Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

Advisor did not derive any benefits from any Emerging Markets Fund portfolio transactions, which benefits would be enjoyed by the Proposed Emerging Markets Fund Subadvisors, and in the case of other registered investment companies, by their investment managers.

The Independent Trustees noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view MIM and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Independent Trustees also noted that the Advisor serves as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-1, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Independent Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that the benefits that may accrue to the Advisor and its affiliates by virtue of their relationships to the Emerging Markets Fund were reasonable and fair in comparison with the costs of providing the relevant services.

(c)  The investment performance of the Funds and the Advisor.  The Independent Trustees recognized that the Emerging Markets Fund was a new fund and, therefore, had no performance history to review. Accordingly, the Independent Trustees recalled at the June Meeting, the overall investment performance of the Funds generally, and their evaluation of Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure required. The Independent Trustees also considered that MIM continued to be proactive in seeking to replace and/or add subadvisors, to reallocate assets among subadvisors, and to implement new investment subadvisor strategies, with a view to improving Fund performance over the long term. On this basis, the Independent Trustees concluded that MIM’s performance in managing the Funds generally suggested that the Advisor’s management of the Emerging Markets Fund would benefit the Fund and its shareholders.

Conclusion. Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rate of the Emerging Markets Fund was reasonable in relation to the services to be provided by the Advisor to the Fund, as well as the costs that were expected to be incurred and benefits that were expected to be gained by the Advisor in providing such services. The Independent Trustees also found MIM’s investment management fee to be reasonable in comparison to the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups in the Lipper Report. As a result, the Independent Trustees concluded that the approval of the Investment Management Agreement was in the best interests of the Emerging Markets Fund and its shareholders, and the Independent Trustees unanimously approved the Investment Management Agreement and recommended the Agreement’s approval to the Board.

Mercer Emerging Markets Equity Fund

Approval of the Subadvisory Agreements for the Mercer Emerging Markets Equity Fund

At a September 2011 Meeting, the Board, including the Independent Trustees, considered and approved the subadvisory agreements (together, the “Subadvisory Agreements”) entered into by the Advisor and the following subadvisors for the Emerging Markets Fund: AQR Capital Management, Inc.; Kleinwort Benson Investors International Ltd; and Vontobel Asset Management Inc. (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the approval of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor and the Emerging Markets Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended the Subadvisor for the Board’s approval, and MIM’s rationale for recommending that each Subadvisor be appointed as a subadvisor to the Emerging Markets Fund, complementing the Emerging Markets Fund’s other proposed subadvisors; (iii) the nature, extent, and quality of the services that the Subadvisor proposed to provide to the Emerging Markets Fund; (iv) the investment management

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

business, portfolio management personnel, operations, prior investment experience, and reputation of the Subadvisor; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by the Subadvisor for its services to the Emerging Markets Fund, and a comparison of those fees to the fees charged by the Subadvisor to other accounts that the Subadvisor managed; (vii) the compliance program of the Subadvisor; (viii) the historical performance returns of the Subadvisor managing the Subadvisor’s emerging markets strategy, and a comparison of the Subadvisor’s performance to the MSCI Emerging Markets Total Return Index (with Net Dividends Unhedged in USD); and (ix) the financial condition of the Subadvisor. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at the Board meeting. The Independent Trustees also evaluated answers and responses to applicable information requests contained in their 15(c) Information Request Letter. The Independent Trustees considered and analyzed the factors that the Independent Trustees deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment management style; the Subadvisor’s historical performance record managing an emerging markets portfolio, as well as pooled investment products similar to the Emerging Markets Fund; the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Emerging Markets Fund; and the Subadvisor’s staffing levels and overall resources. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by counsel.

In particular, and as to each Subadvisor, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The

Independent Trustees reviewed the nature, extent, and quality of the advisory services to be provided by each Subadvisor to the Emerging Markets Fund. The Independent Trustees discussed the specific investment management process that each Subadvisor will employ to manage its allocated portion of the Emerging Markets Fund’s investment portfolio, the qualifications of each Subadvisor’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Emerging Markets Fund’s investment portfolio that each Subadvisor would be managing, and the performance record of each Subadvisor’s emerging markets strategy as compared to the relevant benchmark. The Independent Trustees considered each Subadvisor’s infrastructure and resources, and whether each Subadvisor’s organization appeared to support each Subadvisor’s emerging markets strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to the Subadvisors, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Emerging Markets Fund by each Subadvisor. The Independent Trustees determined that the Emerging Markets Fund and its shareholders would benefit from the quality and experience of each Subadvisor’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by each Subadvisor, as well as each Subadvisor’s ability to render such services based on each Subadvisor’s experience, operations, and resources, were appropriate for the Emerging Markets Fund.

(b)  Comparison of the services to be rendered and fees to be paid to the Subadvisors under other advisory and subadvisory contracts, such as those with other clients; economies of scale.  The Independent Trustees discussed the services that would be rendered by each Subadvisor and evaluated the compensation to be paid to each Subadvisor by the Advisor for those services. The Independent Trustees noted that the services that each Subadvisor would furnish to the Emerging Markets Fund appeared to be comparable to the services that such Subadvisor currently provides to its other advisory and subadvisory clients. The Independent Trustees also considered comparisons of the fees that will be paid to each Subadvisor by the Advisor in light of the fees that were charged by each Subadvisor to its other advisory clients, as disclosed in each Subadvisor’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) questionnaire responses, including commingled and separate accounts. In addition, the Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in determining to recommend each Subadvisor to serve as a subadvisor to the Emerging Markets Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by MIM to each Subadvisor for its services to the Emerging Markets Fund were

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2012 (Unaudited)

reasonable. The Independent Trustees emphasized in their discussions that the subadvisory fees of each Subadvisor would be paid by the Advisor, and were not additional fees to be borne by the Emerging Markets Fund or its shareholders. Based on their discussion, the Independent Trustees concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed fees to be paid to each Subadvisor with respect to the assets of the Emerging Markets Fund to be allocated to each Subadvisor appeared to be within a reasonable range. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to each Subadvisor from its relationship with the Emerging Markets Fund and concluded that they were reasonable. Since the fees to be paid to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of each Subadvisor was not considered relevant to the Independent Trustees’ deliberations. The Independent Trustees took note of the Advisor’s explanation, earlier in the Meeting, that the recommended appointment of each Subadvisor was not affected by the impact that the appointment would have on MIM’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of each Subadvisor may allow the Advisor to reach profitability when managing the Emerging Markets Fund slightly more quickly. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by each Subadvisor and the proposed fees to be paid to each Subadvisor by MIM for managing its allocated portion of the Emerging Markets Fund, the potential benefits accruing to each Subadvisor as a result of serving as a sub advisor to the Emerging Markets Fund were reasonable.

(c)  Investment performance of the Emerging Markets Fund and the Subadvisors.  Because the Emerging Markets Fund is a new investment portfolio, the Independent Trustees could not consider each Subadvisor’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreements. However, the Independent Trustees reviewed each Subadvisor’s historical investment performance record, utilizing the each Subadvisor’s emerging markets strategy in managing commingled and separate accounts. The Independent Trustees also compared the historical investment performance of each Subadvisor’s emerging markets strategy to relevant benchmarks and concluded that each Subadvisor’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Subadvisory Agreements.

(d)  Other Considerations.  The Independent Trustees considered MIM’s recommendation that the hiring of each Subadvisor as a sub advisor to the Emerging Markets Fund would complement the other proposed Subadvisors of the Fund. The Independent Trustees considered the fairness and reasonableness of the terms of the Subadvisory Agreements.

Conclusion.  No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor was reasonable in relation to the services that were provided by the Subadvisors to the Emerging Markets Fund. As a result, the Independent Trustees unanimously approved the Subadvisory Agreements and recommended to the Board the approval of each Subadvisory Agreement concluded that the approval of the Subadvisory Agreements as being in the best interests of the Emerging Markets Fund and its shareholders.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2012 through September 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.57%	1,000.00	992.50	996.25	2.85
Hypothetical	0.57%	1,000.00	1,022.21	1,011.11	2.89

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/365

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.55%	1,000.00	1,020.70	1,010.35	2.79
Hypothetical	0.55%	1,000.00	1,022.31	1,011.16	2.79

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.94%	1,000.00	991.40	995.70	4.69
Hypothetical	0.94%	1,000.00	1,020.36	1,010.18	4.76

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 183/365

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.94%	1,000.00	1,001.00	1,000.50	4.72
Hypothetical	0.94%	1,000.00	1,020.36	1,010.18	4.76

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 183/365

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.83%	1,000.00	997.90	998.95	4.16
Hypothetical	0.83%	1,000.00	1,020.91	1,010.46	4.20

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 183/365

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.37%	1,000.00	1,049.10	1,024.55	1.90
Hypothetical	0.37%	1,000.00	1,023.21	1,011.61	1.88

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 183/365

Emerging Markets — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.95%	1,000.00	1,000.00	1,000.00	3.96
Hypothetical	0.95%	1,000.00	1,016.87	1,008.43	3.99

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 152/365

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Short Maturity — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.32%	1,000.00	1,009.40	1,004.70	1.61
Hypothetical	0.32%	1,000.00	1,023.46	1,011.73	1.62

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/365

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (69)	Trustee	Since 2005	Mr. Bains is retired.	9	Mr. Bains is a director of BG Medicine, Inc. and Trustee of BofA Fund Series Trust (11 portfolios).

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (54)	Chairperson and Trustee	Chairperson Since 2011, Trustee Since 2005	Ms. Cepeda is Founder and President of A.C. Advisory, Inc. (a financial advisory firm) since 1995.	9	Ms. Cepeda is a director of The UBS Funds (19 portfolios), UBS Relationship Funds (25 portfolios), Fort Dearborn Income Securities, Inc., SMA Relationship Trust (5 portfolios, Consulting Group Capital Markets Funds (11 portfolios), and the Amalgamated Bank of Chicago.

Gail A. Schneider 99 High Street Boston, MA 02110 (63)	Trustee	Since 2009	Ms. Schneider is a self-employed consultant since 2007. From 2002 to 2007, Ms. Schneider was retired.	9	None

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard Nuzum** (44)	Trustee, President, and Chief Executive Officer	Since 2010	Mr. Nuzum is President and Global Business Leader of Mercer’s Investment Management Business since 2009. Mr. Nuzum was Americas Business Leader for Mercer Investment Consulting from 2005- 2008.	9	Mr. Nuzum is a trustee of Mercer Trust Company and a director of Mercer Investment Management, Inc. Mr. Nuzum served as a director of Mercer Investment Consulting, Inc. from 2005 to 2008.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has nine portfolios effective September 30, 2012. The ninth portfolio, Mercer Global Low Volatility Equity Fund, commenced operations on November 6, 2012.

**	Mr. Nuzum is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Tom Murphy (41)	Vice President	Since 2011	Mr. Murphy is President of Mercer Investment Management, Inc. since 2011. He was Chief Investment Officer of Mercer Investment Management, Inc. from 2011-2012. Previously, Mr. Murphy was a Business Leader for Mercer Investment Management in EMEA since 2006.

Richard S. Joseph (47)	Vice President, Treasurer, and Chief Financial Officer	Since 2005	Mr. Joseph is Chief Operating Officer, Mercer Investment Management, Inc. since 2005.

Stan Mavromates (51)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investment Management, Inc. since 2012. He served as Chief Investment Officer of the Massachusetts Pension Reserves Investment Management Board since 2005.

Scott M. Zoltowski (43)	Vice President, Chief Legal Officer and Secretary	Since 2008	Mr. Zoltowski is a partner of Mercer (US) Inc. and serves as Global Chief Counsel — Investments, for Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. Prior to this, Mr. Zoltowski was Senior Counsel and Vice President prior to this for State Street Global Advisors from 2006-2008.

Colin Dean (35)	Vice President and Assistant Secretary	Since 2010	Mr. Dean has served as Legal Counsel — Investments for Mercer Investment Management, Inc. since 2010. Prior to that, Mr. Dean was an Associate at Dechert LLP from 2007-2010 and Associate Counsel at Affiliated Managers Group, Inc. from 2005-2007.

Manny Weiss (63)	Vice President	Since 2010	Mr. Weiss is a Portfolio Manager and Principal of Mercer Investment Management, Inc. since 2009. From 2006 to 2008, Mr. Weiss worked for 21 Capital Group, an affiliate of Old Mutual Asset Management, in Hedge Fund Manager Research and Client Service.

Wil Berglund (41)	Vice President	Since 2010	Mr. Berglund is a Portfolio Manager and Principal of Mercer Investment Management, Inc. since 2009. From 2000 to 2008, Mr. Berglund held several positions with Putnam Investments including fixed income portfolio manager.

Mark Gilbert (40)	Vice President and Chief Compliance Officer	Since 2011	Mr. Gilbert is the Chief Compliance Officer — Investments of Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. since 2011. He previously held the position of Americas Compliance Leader — Investments since 2007.

Dean Cheeseman (40)	Vice President	Since 2012	Mr. Cheeseman has been a portfolio manager of the Advisor since 2012 and a Principal and portfolio manager with Mercer Limited since 2011. Prior to that, Mr. Cheeseman was head of a fund of funds at F&C Asset Management from 2008 to 2010.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years

Jan-Hein van den Akker (44)	Vice President	Since 2012	Mr. van den Akker has been a portfolio manager of the Advisor since 2012 and a Principal and portfolio manager with Mercer Global Investments Europe Limited since 2006.

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mercer Funds

By (Signature and Title)	By: /s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date November 28, 2012

By (Signature and Title)	By: /s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer (Principal Financial Officer)

Date November 28, 2012